UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of
              Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.2%                            200   Aerosonic Corp. (a)                                              $      1,210
                                          2,600   AeroVironment, Inc. (a)                                                59,826
                                          3,300   Argon ST, Inc. (a)                                                     65,340
                                          1,400   Astronics Corp. (a)                                                    60,998
                                          3,900   Crane Co.                                                             187,083
                                          1,600   Cubic Corp.                                                            67,472
                                          2,633   DRS Technologies, Inc.                                                145,131
                                          2,300   EDO Corp.                                                             128,823
                                          2,700   ESCO Technologies, Inc. (a)                                            89,748
                                          2,400   EnPro Industries, Inc. (a)                                             97,440
                                          2,400   Esterline Technologies Corp. (a)                                      136,920
                                         17,600   Garmin Ltd.                                                         2,101,440
                                          5,500   GenCorp, Inc. (a)                                                      65,780
                                          1,792   Heico Corp. Class A                                                    70,784
                                          2,700   KVH Industries, Inc. (a)                                               23,112
                                          3,100   Kaman Corp. Class A                                                   107,136
                                            800   MTC Technologies, Inc. (a)                                             15,448
                                          9,500   SAIC, Inc. (a)                                                        182,305
                                            500   SPACEHAB, Inc. (a)                                                        195
                                            700   SatCon Technology Corp. (a)(f)                                            798
                                         11,200   Spirit Aerosystems Holdings, Inc. Class A (a)                         436,128
                                          2,000   Teledyne Technologies, Inc. (a)                                       106,780
                                          9,634   Trimble Navigation Ltd. (a)                                           377,749
                                          4,400   Veeco Instruments, Inc. (a)                                            85,272
                                                                                                                   ------------
                                                                                                                      4,612,918
-------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                      2,100   AAR Corp. (a)                                                          63,714
                                         19,300   AMR Corp. (a)(g)                                                      430,197
                                          4,900   Aircastle Ltd.                                                        163,758
                                          5,300   AirTran Holdings, Inc. (a)                                             52,152
                                          1,900   Alaska Air Group, Inc. (a)                                             43,871
                                          2,300   Allegiant Travel Co. (a)                                               69,736
                                          2,100   Atlas Air Worldwide Holdings, Inc. (a)                                108,423
                                          1,200   Aviation General, Inc. (a)                                                  0
                                          7,170   Continental Airlines, Inc. Class B (a)                                236,825
                                         21,100   Delta Air Lines, Inc. (a)                                             378,745
                                          1,600   ExpressJet Holdings, Inc. (a)                                           4,944
                                          7,900   Frontier Airlines Holdings, Inc. (a)(f)                                48,901
                                            700   Great Lakes Aviation Ltd. (a)                                           1,687
                                          7,402   Hawaiian Holdings, Inc. (a)                                            32,421
                                         14,175   JetBlue Airways Corp. (a)(f)                                          130,694
                                          1,600   LMI Aerospace, Inc. (a)                                                37,040
                                          1,400   MAIR Holdings, Inc. (a)                                                 8,288
                                          2,000   Mesa Air Group, Inc. (a)                                                8,880
                                            800   Midwest Air Group, Inc. (a)                                            13,160
                                         18,100   Northwest Airlines Corp. (a)                                          322,180
                                          2,200   PHI, Inc. (a)                                                          66,308
                                          3,300   Pinnacle Airlines Corp. (a)                                            52,866
                                          1,900   Republic Airways Holdings, Inc. (a)                                    40,223
                                          6,200   SkyWest, Inc.                                                         156,054
                                          2,900   TransDigm Group, Inc. (a)                                             132,559
                                          8,830   UAL Corp. (a)(f)                                                      410,860
                                          6,659   US Airways Group, Inc. (a)                                            174,799
                                            200   Vanguard Airlines, Inc. (a)                                                 0
                                                                                                                   ------------
                                                                                                                      3,189,285

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
Apparel - 1.1%                            6,225   Aeropostale, Inc. (a)                                            $    118,648
                                          3,400   Ashworth, Inc. (a)                                                     20,910
                                          8,150   bebe Stores, Inc.                                                     119,235
                                          2,700   Brown Shoe Co., Inc.                                                   52,380
                                          1,450   The Buckle, Inc.                                                       55,013
                                          2,700   Cache, Inc. (a)                                                        48,195
                                          3,200   Carter's, Inc. (a)                                                     63,840
                                          1,700   Cherokee, Inc.                                                         65,212
                                            500   Citi Trends, Inc. (a)                                                  10,880
                                          3,200   Columbia Sportswear Co.                                               176,992
                                          7,000   Crocs, Inc. (a)(f)                                                    470,750
                                          1,300   Deckers Outdoor Corp. (a)                                             142,740
                                            900   Dixie Group, Inc. (a)                                                   8,550
                                            900   Escalade, Inc.                                                          8,901
                                            600   Finlay Enterprises, Inc. (a)                                            2,460
                                          6,517   Fossil, Inc. (a)                                                      243,475
                                          1,200   G-III Apparel Group, Ltd. (a)                                          23,628
                                          4,800   GSI Commerce, Inc. (a)                                                127,680
                                          7,100   Guess?, Inc.                                                          348,113
                                          2,100   Hartmarx Corp. (a)                                                     10,290
                                          3,100   Heelys, Inc. (a)(f)                                                    24,707
                                          4,581   Iconix Brand Group, Inc. (a)                                          108,982
                                          2,300   Innovo Group, Inc. (a)                                                  4,301
                                          4,200   J. Crew Group, Inc. (a)                                               174,300
                                          2,256   Jos. A. Bank Clothiers, Inc. (a)(f)                                    75,396
                                          3,200   K-Swiss, Inc. Class A                                                  73,312
                                          3,100   Kellwood Co.                                                           52,855
                                          2,000   Kenneth Cole Productions, Inc. Class A                                 38,740
                                            500   Lacrosse Footwear, Inc.                                                 8,930
                                          2,600   Maidenform Brands, Inc. (a)                                            41,288
                                          1,200   Mothers Work, Inc. (a)                                                 22,404
                                          2,600   New York & Co. (a)                                                     15,860
                                          1,600   Oxford Industries, Inc.                                                57,792
                                          2,500   Perry Ellis International, Inc. (a)                                    69,275
                                          3,600   Phillips-Van Heusen Corp.                                             188,928
                                          1,000   Phoenix Footwear Group, Inc. (a)                                        3,150
                                          7,600   Quiksilver, Inc. (a)                                                  108,680
                                          1,000   Rocky Brands, Inc. (a)                                                 10,630
                                          2,700   Skechers U.S.A., Inc. Class A (a)                                      59,670
                                          2,400   Stage Stores, Inc.                                                     43,752
                                          3,600   Steven Madden Ltd.                                                     68,220
                                          1,500   Superior Uniform Group, Inc.                                           18,375
                                            200   Tandy Brands Accessories, Inc.                                          2,088
                                          3,100   Timberland Co. Class A (a)                                             58,776
                                          1,400   True Religion Apparel, Inc. (a)(f)                                     24,640
                                          4,500   Under Armour, Inc. Class A (a)(f)                                     269,190
                                          3,200   Unifi, Inc. (a)                                                         8,800
                                          2,200   Volcom, Inc. (a)                                                       93,544
                                          4,100   The Warnaco Group, Inc. (a)                                           160,187
                                            300   Weyco Group, Inc.                                                       9,423
                                          3,600   Wolverine World Wide, Inc.                                             98,640
                                            300   Xerium Technologies, Inc.                                               1,620
                                                                                                                   ------------
                                                                                                                      4,114,347
-------------------------------------------------------------------------------------------------------------------------------
Banks - 3.5%                              2,200   Alabama National Bancorp.                                             171,424
                                            200   Ameriana Bancorp                                                        1,852

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                            400   American National Bankshares, Inc.                               $      8,888
                                          2,200   AmericanWest Bancorp                                                   43,142
                                            720   Ameris Bancorp                                                         13,018
                                            700   Ames National Corp.                                                    14,007
                                            471   Arrow Financial Corp.                                                  10,487
                                         11,359   Associated Banc-Corp.                                                 336,567
                                          1,200   BCSB Bankcorp, Inc.                                                     9,480
                                          1,000   Bancfirst Corp.                                                        44,870
                                          2,800   The Bancorp, Inc. (a)                                                  51,688
                                          5,500   BancorpSouth, Inc.                                                    133,650
                                          6,100   Bank Mutual Corp.                                                      71,919
                                            781   Bank of Granite Corp.                                                  10,606
                                          4,100   Bank of Hawaii Corp.                                                  216,685
                                          7,000   BankAtlantic Bancorp, Inc. Class A                                     60,690
                                          1,000   BankFinancial Corp.                                                    15,820
                                            200   Bar Harbor Bankshares                                                   6,200
                                          2,700   Beneficial Mutual Bancorp, Inc. (a)                                    26,325
                                            300   Berkshire Bancorp, Inc.                                                 4,890
                                          4,400   Boston Private Financial Holdings, Inc.                               122,496
                                          3,799   Brookline Bancorp, Inc.                                                44,030
                                            500   Bryn Mawr Bank Corp.                                                   10,880
                                          2,800   CFS Bancorp, Inc.                                                      39,480
                                            300   Camden National Corp.                                                  10,494
                                          1,100   Capital Bank Corp.                                                     16,500
                                            625   Capital City Bank Group, Inc.                                          19,500
                                            420   Capitol Bancorp Ltd.                                                   10,429
                                          6,640   Capitol Federal Financial                                             227,088
                                          4,800   Cardinal Financial Corp.                                               47,952
                                            210   Carrollton Bancorp                                                      2,845
                                          2,975   Cascade Bancorp (f)                                                    66,194
                                          2,600   Centennial Bank Holdings, Inc. (a)                                     16,640
                                          2,988   Center Bancorp, Inc. (f)                                               35,916
                                            900   Center Financial Corp.                                                 12,519
                                          1,300   Century Bancorp, Inc. Class A                                          28,080
                                          2,913   Chemical Financial Corp.                                               70,640
                                          2,633   Chittenden Corp.                                                       92,576
                                            606   Citizens & Northern Corp.                                              11,035
                                          8,085   Citizens Banking Corp.                                                130,249
                                          2,428   Citizens South Banking Corp.                                           29,937
                                          1,500   City Holding Co.                                                       54,615
                                          4,400   City National Corp.                                                   305,844
                                            450   CityBank                                                               12,888
                                            980   Clifton Savings Bancorp, Inc.                                          11,593
                                          1,250   CoBiz Financial, Inc.                                                  21,400
                                         13,846   The Colonial BancGroup, Inc.                                          299,350
                                            500   Colony Bankcorp, Inc.                                                   8,400
                                          2,030   Columbia Banking System, Inc.                                          64,595
                                            100   Comm Bancorp, Inc.                                                      4,798
                                          5,039   Commerce Bancshares, Inc.                                             231,240
                                          2,100   Community Bancorp (a)                                                  52,794
                                          1,600   Community Bank System, Inc.                                            31,232
                                          1,205   Community Banks, Inc.                                                  35,897
                                            880   Community Trust Bancorp, Inc.                                          26,435
                                          7,100   Corus Bankshares, Inc. (f)                                             92,442
                                          5,540   Cullen/Frost Bankers, Inc.                                            277,665

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,778   Doral Financial Corp. (a) (f)                                    $     82,954
                                          6,090   East-West Bancorp, Inc.                                               218,996
                                          2,500   Encore Bancshares, Inc. (a)                                            52,575
                                          1,400   EuroBancshares, Inc. (a)                                               10,780
                                          2,985   F.N.B. Corp.                                                           49,372
                                            300   FNB Corp.                                                               9,027
                                            300   FNB United Corp.                                                        4,794
                                            300   Farmers Capital Bank Corp.                                              8,526
                                          2,000   Financial Institutions, Inc.                                           36,160
                                            600   First Bancorp, North Carolina                                          12,228
                                          8,600   First BanCorp., Puerto Rico                                            81,700
                                          1,250   First Busey Corp.                                                      27,388
                                          4,200   First Cash Financial Services, Inc. (a)                                98,364
                                          3,000   First Charter Corp.                                                    90,510
                                            700   First Citizens BancShares, Inc. Class A                               122,080
                                          4,100   First Commonwealth Financial Corp. (f)                                 45,346
                                          1,200   First Federal Bancshares of Arkansas, Inc.                             21,600
                                          4,910   First Financial Bancorp                                                62,750
                                            766   First Financial Bankshares, Inc.                                       30,778
                                            358   First Financial Service Corp.                                           9,756
                                            600   First M&F Corp.                                                        10,620
                                            815   First Merchants Corp.                                                  17,571
                                          5,175   First Midwest Bancorp, Inc.                                           176,778
                                          1,512   First Mutual Bancshares, Inc.                                          40,355
                                          9,806   First Niagara Financial Group, Inc.                                   138,755
                                            400   The First of Long Island Corp.                                          7,756
                                            600   First Regional Bancorp (a)                                             14,718
                                            600   First South Bancorp, Inc.                                              15,696
                                          3,300   First State Bancorp.                                                   64,812
                                          8,100   FirstMerit Corp.                                                      160,056
                                          4,300   Franklin Bank Corp. (a)                                                39,560
                                          5,200   Frontier Financial Corp.                                              121,316
                                         12,111   Fulton Financial Corp.                                                174,156
                                            661   German American Bancorp, Inc.                                           9,082
                                            600   Great Southern Bancorp, Inc.                                           14,904
                                          4,564   Greater Bay Bancorp                                                   125,966
                                            467   Greater Community Bancorp                                               6,894
                                          2,100   Greene County Bancshares, Inc.                                         76,545
                                          1,600   Hancock Holding Co.                                                    64,128
                                          2,856   Hanmi Financial Corp.                                                  44,239
                                          1,698   Harleysville National Corp.                                            26,981
                                            250   Hawthorn Bancshares, Inc.                                               7,750
                                            700   Heritage Commerce Corp.                                                14,819
                                          1,200   Home Federal Bancorp                                                   32,100
                                            625   Horizon Financial Corp.                                                12,675
                                            300   Imperial Capital Bancorp, Inc.                                          8,475
                                          2,100   Independent Bank Corp./MA                                              62,370
                                          2,200   Integra Bank Corp.                                                     39,886
                                          2,175   Internet Capital Group, Inc. (a)                                       26,100
                                          2,100   Intervest Bancshares Corp.                                             51,975
                                          1,500   Irwin Financial Corp.                                                  16,530
                                          2,500   Jefferson Bancshares, Inc.                                             26,275
                                          4,500   Kearny Financial Corp.                                                 57,555
                                          1,700   Lakeland Financial Corp.                                               39,287
                                            250   MASSBANK Corp.                                                          9,250

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                            787   Macatawa Bank Corp.                                              $     10,648
                                            801   MainSource Financial Group, Inc.                                       14,122
                                          2,170   Mercantile Bank Corp.                                                  46,568
                                            350   Merchants Bancshares, Inc.                                              8,138
                                          1,000   Midwest Banc Holdings, Inc.                                            14,770
                                          1,460   NBT Bancorp, Inc.                                                      31,740
                                          3,100   Nara Bancorp, Inc.                                                     48,422
                                          1,888   National Penn Bancshares, Inc.                                         30,888
                                         11,300   NewAlliance Bancshares, Inc.                                          165,884
                                          2,004   Newbridge Bancorp                                                      25,451
                                            300   Northern States Financial Corp.                                         6,480
                                          2,200   North Valley Bancorp                                                   49,632
                                            157   Norwood Financial Corp.                                                 4,828
                                            700   OceanFirst Financial Corp.                                             12,201
                                            875   Ohio Valley Banc Corp.                                                 21,875
                                          5,332   Old National Bancorp                                                   88,351
                                          1,686   Old Second Bancorp, Inc.                                               48,051
                                            546   Omega Financial Corp.                                                  14,420
                                          1,394   Oriental Financial Group                                               16,031
                                          2,060   PFF Bancorp, Inc.                                                      31,600
                                          1,000   Pamrapo Bancorp, Inc.                                                  18,830
                                            830   Park National Corp. (f)                                                72,376
                                            300   Parkvale Financial Corp.                                                8,700
                                            563   Peapack-Gladstone Financial Corp.                                      14,356
                                            400   Pennsylvania Commerce Bancorp, Inc. (a)                                12,600
                                            200   Peoples Bancorp                                                         3,400
                                            595   Peoples Bancorp, Inc.                                                  15,577
                                            363   Peoples Bancorp of North Carolina, Inc.                                 6,316
                                          1,120   Peoples Banctrust Co., Inc.                                            24,214
                                          1,200   Peoples Financial Corp.                                                24,000
                                         26,917   People's United Financial, Inc.                                       465,126
                                            380   Pinnacle Financial Partners, Inc. (a)                                  10,952
                                         25,339   Popular, Inc. (f)                                                     311,163
                                          2,000   Porter Bancorp, Inc.                                                   42,000
                                          1,750   Preferred Bank                                                         68,845
                                          2,800   PrivateBancorp, Inc. (f)                                               97,552
                                          4,400   Prosperity Bancshares, Inc.                                           145,904
                                          3,756   Provident Bankshares Corp.                                            117,675
                                          5,403   Provident New York Bancorp                                             70,833
                                          3,100   Prudential Bancorp, Inc. of Pennsylvania                               38,316
                                          1,348   Republic Bancorp, Inc. Class A                                         21,352
                                          3,146   Republic First Bancorp, Inc. (a)                                       25,074
                                          1,300   Rockville Financial, Inc.                                              18,538
                                            785   Royal Bancshares of Pennsylvania Class A                               17,207
                                          1,500   S&T Bancorp, Inc.                                                      48,135
                                          6,000   S1 Corp. (a)                                                           54,300
                                          3,475   SVB Financial Group (a)                                               164,576
                                            210   SY Bancorp, Inc.                                                        5,678
                                            750   Sandy Spring Bancorp, Inc.                                             22,590
                                            188   Savannah Bancorp, Inc.                                                  4,642
                                          2,870   Seacoast Banking Corp. of Florida (f)                                  53,669
                                            450   Shore Bancshares, Inc.                                                 10,863
                                          3,500   Signature Bank (a)                                                    123,305
                                            500   Simmons First National Corp. Class A                                   13,170

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          7,555   The South Financial Group, Inc.                                  $    171,801
                                            525   Southside Bancshares, Inc.                                             11,597
                                          1,900   Southwest Bancorp, Inc.                                                35,758
                                            132   Southwest Georgia Financial Corp.                                       2,455
                                            725   State Bancorp, Inc.                                                    11,818
                                          2,605   Sterling Bancorp                                                       36,470
                                          9,025   Sterling Bancshares, Inc.                                             102,975
                                            700   Suffolk Bancorp                                                        22,442
                                            500   Summit Financial Group, Inc.                                            9,000
                                          1,247   Sun Bancorp, Inc. (a)                                                  21,823
                                          1,000   Superior Bancorp (a)                                                    8,830
                                          6,172   Susquehanna Bancshares, Inc.                                          124,057
                                         11,690   TCF Financial Corp.                                                   306,044
                                         29,800   TFS Financial Corp. (a)                                               385,612
                                            400   Temecual Valley Bancorp, Inc.                                           6,788
                                          3,300   Texas Capital Bancshares, Inc. (a)                                     71,742
                                            632   Tompkins Trustco, Inc.                                                 25,090
                                            900   Trico Bancshares                                                       20,043
                                          9,360   TrustCo Bank Corp. NY (f)                                             102,305
                                          5,700   Trustmark Corp.                                                       159,828
                                         10,650   UCBH Holdings, Inc.                                                   186,162
                                          4,320   UMB Financial Corp.                                                   185,155
                                          1,183   USB Holding Co., Inc.                                                  27,481
                                          6,736   Umpqua Holdings Corp.                                                 134,787
                                         11,300   UnionBanCal Corp.                                                     660,033
                                            750   Union Bankshares Corp.                                                 17,033
                                            336   United Bancorp, Inc.                                                    3,528
                                          4,600   United Bankshares, Inc.                                               140,024
                                          1,632   United Community Financial Corp.                                       11,783
                                          1,800   United Western Bancorp, Inc.                                           38,052
                                          8,612   Valley National Bancorp (f)                                           191,014
                                          3,025   Vineyard National Bancorp (f)                                          50,578
                                          2,800   Virginia Commerce Bancorp (a)                                          40,152
                                            450   Virginia Financial Group, Inc.                                          8,555
                                          1,100   WSFS Financial Corp.                                                   68,640
                                            800   Washington Trust Bancorp, Inc.                                         21,576
                                          1,300   WesBanco, Inc.                                                         32,474
                                            800   West Coast Bancorp                                                     22,728
                                          3,100   Westamerica Bancorp.                                                  154,411
                                          1,300   Western Alliance Bancorp (a)(f)                                        30,641
                                          6,125   Whitney Holding Corp.                                                 161,578
                                          6,300   Wilmington Trust Corp.                                                245,070
                                          2,300   Wilshire Bancorp, Inc.                                                 25,231
                                          2,750   Wintrust Financial Corp.                                              117,398
                                          1,500   Yardville National Bancorp                                             50,445
                                                                                                                   ------------
                                                                                                                     13,763,436
-------------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.4%                 36,190   3Com Corp. (a)                                                        178,779
                                          2,200   3D Systems Corp. (a)(f)                                                51,964
                                          3,700   ActivIdentity Corp. (a)                                                19,166
                                         17,200   Adaptec, Inc. (a)                                                      65,704
                                          2,200   American Railcar Industries, Inc.                                      48,444
                                          4,500   American Software Class A                                              41,400
                                          1,700   Analogic Corp.                                                        108,392
                                          2,600   Arbitron, Inc.                                                        117,884
                                          3,415   Avici Systems, Inc.                                                    36,404

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,800   Avocent Corp. (a)                                                $    110,656
                                         35,240   BEA Systems, Inc. (a)                                                 488,779
                                          1,700   Black Box Corp.                                                        72,692
                                         11,200   Borland Software Corp. (a)                                             48,720
                                            600   California First National Bancorp                                       7,794
                                          1,750   Charles & Colvard Ltd. (f)                                              7,053
                                            700   Communication Intelligence Corp. (a)                                      154
                                          3,900   Concurrent Computer Corp. (a)                                           5,070
                                          9,200   Convera Corp. (a)(f)                                                   35,880
                                          5,275   Cray, Inc. (a)                                                         37,980
                                          6,000   Diebold, Inc.                                                         272,520
                                            900   Digi International, Inc. (a)                                           12,816
                                          3,600   Digital Lightwave, Inc. (a)                                               306
                                          4,100   Emageon, Inc. (a)                                                      34,358
                                          5,151   Fair Isaac Corp.                                                      186,003
                                          5,000   Flow International Corp. (a)                                           44,100
                                         12,000   Foundry Networks, Inc. (a)                                            213,240
                                         18,800   Gateway, Inc. (a)                                                      35,344
                                          2,900   Hanger Orthopedic Group, Inc. (a)                                      32,857
                                          3,100   Hypercom Corp. (a)                                                     14,012
                                          8,000   IKON Office Solutions, Inc.                                           102,800
                                          3,500   Immersion Corp. (a)                                                    57,330
                                         16,370   Integrated Device Technology, Inc. (a)                                253,408
                                          2,200   InterVoice, Inc. (a)                                                   20,658
                                          3,060   Iomega Corp. (a)                                                       16,034
                                          1,400   iRobot Corp. (a)(f)                                                    27,832
                                          6,000   LTX Corp. (a)                                                          21,420
                                          2,100   Lantronix, Inc. (a)                                                     2,058
                                          5,500   MIPS Technologies, Inc. (a)                                            43,450
                                          3,900   Micros Systems, Inc. (a)                                              253,773
                                          6,200   Napster, Inc. (a)                                                      20,274
                                          7,500   Network Engines, Inc. (a)                                              13,500
                                          3,900   Omnicell, Inc. (a)                                                    111,306
                                          1,000   PAR Technology Corp. (a)                                                8,000
                                          8,826   Palm, Inc. (a)(f)                                                     143,599
                                          3,385   Premiere Global Services, Inc. (a)                                     42,820
                                          4,200   Rackable Systems, Inc. (a)                                             54,474
                                          1,800   Rimage Corp. (a)                                                       40,392
                                          8,943   Salesforce.com, Inc. (a)                                              458,955
                                          3,000   ScanSource, Inc. (a)                                                   84,330
                                          2,400   Sigma Designs, Inc. (a)                                               115,776
                                            445   SumTotal Systems, Inc. (a)                                              2,608
                                          5,855   Sybase, Inc. (a)                                                      135,426
                                          5,300   Tech Data Corp. (a)                                                   212,636
                                         16,000   Total System Services, Inc. (f)                                       444,480
                                            940   Transact Technologies, Inc. (a)                                         5,743
                                          5,800   VeriFone Holdings, Inc. (a)                                           257,114
                                          3,250   Web.com, Inc. (a)                                                      23,238
                                          3,100   White Electronic Designs Corp. (a)                                     16,182
                                                                                                                   ------------
                                                                                                                      5,318,087
-------------------------------------------------------------------------------------------------------------------------------
Business Services - 11.2%                 1,000   4Kids Entertainment, Inc. (a)                                          17,590
                                          2,900   ABM Industries, Inc.                                                   57,942
                                          3,900   ACI Worldwide, Inc. (a)                                                87,165
                                          3,400   AMICAS, Inc. (a)                                                        9,996
                                          3,020   AMN Healthcare Services, Inc. (a)                                      56,565

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                         11,100   Aastrom Biosciences, Inc. (a)                                    $     12,876
                                         64,400   Accenture Ltd. Class A                                              2,592,100
                                          3,700   Actuate Corp. (a)                                                      23,865
                                             40   Adept Technology, Inc. (a)                                                230
                                          1,800   Administaff, Inc.                                                      65,340
                                          2,900   Advent Software, Inc. (a)                                             136,213
                                          2,100   The Advisory Board Co. (a)                                            122,787
                                          3,760   Affymetrix, Inc. (a)                                                   95,391
                                          3,400   Alfacell Corp. (a)(f)                                                   7,106
                                          6,300   Alliance Data Systems Corp. (a)                                       487,872
                                          1,000   The Allied Defense Group, Inc. (a)                                      7,870
                                          3,100   Allied Healthcare International, Inc. (a)                               7,409
                                          3,800   Alnylam Pharmaceuticals, Inc. (a)                                     124,526
                                          1,800   Ambassadors International, Inc.                                        44,154
                                          2,660   American Ecology Corp.                                                 56,365
                                             48   American Independence Corp. (a)                                           489
                                          2,300   American Reprographics Co. (a)                                         43,056
                                          3,400   American Superconductor Corp. (a)(f)                                   69,632
                                            200   Analysts International Corp. (a)                                          304
                                            700   Angelica Corp.                                                         13,797
                                          3,100   Ansoft Corp. (a)                                                      102,238
                                          2,600   Answerthink, Inc. (a)                                                   8,554
                                          5,800   Ansys, Inc. (a)                                                       198,186
                                          4,700   Arbinet-Thexchange, Inc. (a)                                           28,200
                                          4,154   Ariba, Inc. (a)                                                        44,780
                                          6,271   Art Technology Group, Inc. (a)                                         18,938
                                          5,300   Aspen Technology, Inc. (a)                                             75,896
                                            940   Atari, Inc. (a)                                                         2,397
                                          2,600   Audible, Inc. (a)                                                      33,800
                                          2,000   Authentidate Holding Corp. (a)                                          2,320
                                          3,919   Authorize.Net Holdings, Inc. (a)                                       69,092
                                          1,150   BSQUARE Corp. (a)                                                       6,900
                                          2,000   Bankrate, Inc. (a)                                                     92,240
                                            102   Baran Group Ltd.                                                        1,861
                                            600   Barrett Business Services, Inc.                                        14,298
                                         14,000   BearingPoint, Inc. (a)                                                 56,700
                                          2,048   Blackbaud, Inc.                                                        51,692
                                          3,100   Blackboard, Inc. (a)                                                  142,104
                                            900   BladeLogic, Inc. (a)                                                   23,076
                                          1,570   Blue Coat Systems, Inc. (a)                                           123,653
                                            100   Bottomline Technologies, Inc. (a)                                       1,253
                                          2,100   Bowne & Co., Inc.                                                      34,986
                                          3,000   Bright Horizons Family Solutions, Inc. (a)                            128,520
                                          3,400   The Brink's Co.                                                       189,992
                                         29,357   Brocade Communications Systems, Inc. (a)                              251,296
                                          9,400   Brookdale Senior Living, Inc. (f)                                     374,214
                                          3,100   CACI International, Inc. Class A (a)                                  158,379
                                          7,845   CBIZ, Inc. (a)                                                         62,368
                                          1,200   CDI Corp.                                                              33,456
                                          6,145   CDW Corp.                                                             535,844
                                          2,100   COMSYS IT Partners, Inc. (a)                                           35,301
                                          1,600   CRA International, Inc. (a)                                            77,104
                                          4,965   CSG Systems International, Inc. (a)                                   105,506
                                             46   Callwave, Inc. (a)                                                        133
                                          1,900   Capella Education Co. (a)                                             106,229

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          7,668   Career Education Corp. (a)                                       $    214,627
                                          4,700   Casella Waste Systems, Inc. (a)                                        58,938
                                          2,400   Catalina Marketing Corp. (a)                                           77,736
                                          1,000   Catapult Communications Corp. (a)                                       7,640
                                          2,400   Cbeyond Communications, Inc. (a)                                       97,896
                                          9,650   Cell Genesys, Inc. (a)(f)                                              36,863
                                         10,100   Ceridian Corp. (a)                                                    350,874
                                          6,100   Cerner Corp. (a)                                                      364,841
                                          7,090   CheckFree Corp. (a)                                                   329,969
                                          2,400   Chemed Corp.                                                          149,184
                                          3,000   Chipotle Mexican Grill, Inc. Class A (a)(f)                           354,390
                                          4,833   ChoicePoint, Inc. (a)                                                 183,267
                                          1,720   Chordiant Software, Inc. (a)                                           23,839
                                          3,800   Ciber, Inc. (a)                                                        29,678
                                              1   Cicero, Inc. (a)                                                            0
                                          2,500   Clean Harbors, Inc. (a)                                               111,300
                                         28,100   Clear Channel Outdoor Holdings, Inc. Class A (a)                      716,550
                                         14,000   Clearwire Corp. Class A (a)(f)                                        342,160
                                          4,600   Cogent Communications Group, Inc. (a)                                 107,364
                                          7,800   Cogent, Inc. (a)                                                      122,304
                                          1,700   Collectors Universe, Inc.                                              23,936
                                          5,000   Commvault Systems, Inc. (a)                                            92,600
                                          2,100   Computer Programs & Systems, Inc.                                      55,356
                                          1,600   ComScore, Inc. (a)                                                     43,200
                                          4,100   Concur Technologies, Inc. (a)                                         129,232
                                          8,150   Copart, Inc. (a)                                                      280,278
                                          8,335   Corinthian Colleges, Inc. (a)                                         132,610
                                          2,400   Cornell Cos., Inc. (a)                                                 56,520
                                          3,400   Corporate Executive Board Co.                                         252,416
                                          1,300   CoStar Group, Inc. (a)                                                 69,485
                                            337   Courier Corp.                                                          11,866
                                          3,181   Credit Acceptance Corp. (a)                                            73,481
                                          3,600   Cross Country Healthcare, Inc. (a)                                     62,892
                                          8,400   CuraGen Corp. (a)                                                      11,592
                                          5,000   CyberSource Corp. (a)                                                  58,450
                                            440   DG FastChannel, Inc. (a)                                               10,375
                                          5,200   DST Systems, Inc. (a)                                                 446,212
                                            100   Deltathree, Inc. Class A (a)                                               66
                                          3,500   Deluxe Corp.                                                          128,940
                                          4,400   DemandTec, Inc. (a)                                                    60,060
                                          4,300   DeVry, Inc.                                                           159,143
                                          2,600   Dice Holdings, Inc. (a)                                                26,728
                                          4,100   Digimarc Corp. (a)                                                     37,023
                                          2,500   Digital River, Inc. (a)                                               111,875
                                         21,734   Discovery Holding Co. (a)                                             627,026
                                          3,700   DivX, Inc. (a)(f)                                                      55,019
                                          2,900   Dollar Financial Corp. (a)                                             82,737
                                          3,900   Dot Hill Systems Corp. (a)                                             11,817
                                          3,100   Double-Take Software, Inc. (a)                                         59,241
                                          5,000   Dun & Bradstreet Corp.                                                493,050
                                          8,700   Dyax Corp. (a)                                                         31,320
                                            400   ENGlobal Corp. (a)                                                      4,564
                                          2,700   EPIQ Systems, Inc. (a)                                                 50,814
                                            592   EVCI Career Colleges Holding Corp. (a)                                  1,035
                                         14,200   EarthLink, Inc. (a)                                                   112,464

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          4,000   Echelon Corp. (a)(f)                                             $    100,040
                                          2,600   Eclipsys Corp. (a)                                                     60,632
                                            600   Ediets.Com, Inc. (a)(f)                                                 2,448
                                             20   Egain Communications Corp. (a)                                             22
                                             40   eLoyalty Corp. (a)                                                        550
                                         16,300   Encysive Pharmaceuticals, Inc. (a)(f)                                  24,613
                                          2,300   Ennis, Inc.                                                            50,692
                                          4,200   Entrust, Inc. (a)                                                       8,946
                                          6,400   Epicor Software Corp. (a)                                              88,128
                                          2,975   eResearch Technology, Inc. (a)                                         33,885
                                          2,945   Euronet Worldwide, Inc. (a)                                            87,673
                                              2   Evolve Software, Inc. (a)                                                   0
                                          3,200   Evolving Systems, Inc. (a)                                              5,376
                                          9,700   Exelixis, Inc. (a)                                                    102,723
                                          3,000   ExlService Holdings, Inc. (a)                                          63,780
                                            900   Exponent, Inc. (a)                                                     22,581
                                          5,900   F5 Networks, Inc. (a)                                                 219,421
                                          1,600   FTD Group, Inc.                                                        23,808
                                          2,650   FTI Consulting, Inc. (a)                                              133,321
                                          3,450   Factset Research Systems, Inc.                                        236,498
                                          6,900   FalconStor Software, Inc. (a)                                          83,145
                                          3,700   First Advantage Corp. Class A (a)                                      65,379
                                          3,600   First Consulting Group, Inc. (a)                                       37,080
                                            108   Five Star Quality Care, Inc. (a)                                          888
                                          1,300   Forrester Research, Inc. (a)                                           30,641
                                          3,300   Franklin Covey Co. (a)                                                 25,080
                                          1,400   Fuel Tech, Inc. (a)                                                    30,926
                                          2,200   G&K Services, Inc. Class A                                             88,440
                                          3,900   GP Strategies Corp. (a)                                                43,290
                                          1,103   GSE Systems, Inc. (a)                                                   7,445
                                          1,700   GTSI Corp. (a)                                                         18,870
                                          3,160   Gaiam, Inc. (a)                                                        75,935
                                         18,400   Genpact Ltd. (a)                                                      311,880
                                          4,300   Gentiva Health Services, Inc. (a)                                      82,603
                                          3,600   The Geo Group, Inc. (a)                                               106,596
                                          2,700   Gevity HR, Inc.                                                        27,675
                                            100   Gliatech, Inc. (a)                                                          0
                                          4,400   Global Cash Access, Inc. (a)                                           46,596
                                          6,320   Global Payments, Inc.                                                 279,470
                                          3,900   Greenfield Online, Inc. (a)                                            59,475
                                          3,300   Guidance Software, Inc. (a)                                            41,811
                                          4,500   Gulfport Energy Corp. (a)                                             106,470
                                         16,192   HLTH Corp. (a)                                                        229,441
                                          8,000   Hansen Natural Corp. (a)                                              453,440
                                          7,900   Harris Interactive, Inc. (a)                                           34,049
                                          3,300   Harris Stratex Networks, Inc. Class A (a)                              57,651
                                          4,300   Harte-Hanks, Inc.                                                      84,624
                                          2,500   Heidrick & Struggles International, Inc.                               91,125
                                          8,120   Hewitt Associates, Inc. Class A (a)                                   284,606
                                          3,600   HireRight, Inc. (a)                                                    37,260
                                          2,600   Hudson Highland Group, Inc. (a)                                        33,098
                                          1,900   Huron Consulting Group, Inc. (a)                                      137,978
                                          2,600   i2 Technologies, Inc. (a)(f)                                           39,650
                                          2,100   ICF International, Inc. (a)                                            57,918
                                            800   ICT Group, Inc. (a)                                                    10,728

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          4,000   IHS, Inc. Class A (a)                                            $    225,960
                                          3,310   ITT Educational Services, Inc. (a)                                    402,794
                                          2,000   Idenix Pharmaceuticals, Inc. (a)                                        5,780
                                          6,900   iGate Corp. (a)                                                        59,133
                                          2,800   I-many, Inc. (a)                                                        8,064
                                          1,800   Imergent, Inc. (f)                                                     40,374
                                          1,000   Infinity Pharmaceuticals, Inc. (a)                                      9,060
                                          3,900   InFocus Corp. (a)                                                       6,630
                                          8,800   Informatica Corp. (a)                                                 138,160
                                          3,940   InfoSpace, Inc.                                                        69,186
                                          3,200   infoUSA, Inc.                                                          29,728
                                          5,900   Innerworkings, Inc. (a)(f)                                            101,657
                                          2,393   Innovative Solutions & Support, Inc. (a)                               45,395
                                          1,800   Insteel Industries, Inc.                                               27,630
                                            366   Insure.com, Inc. (a)                                                    1,574
                                             83   InsWeb Corp. (a)                                                          727
                                            540   Integral Systems, Inc.                                                 11,605
                                          2,100   Interactive Intelligence, Inc. (a)                                     39,900
                                          4,200   Intermec, Inc. (a)                                                    109,704
                                          2,410   Internap Network Services Corp. (a)                                    34,150
                                          1,000   Intersections, Inc. (a)                                                10,210
                                          2,800   Interwoven, Inc. (a)                                                   39,844
                                          2,200   Intevac, Inc. (a)                                                      33,440
                                          2,680   inVentiv Health, Inc. (a)                                             117,438
                                          4,100   Invitrogen Corp. (a)                                                  335,093
                                          3,600   Ipass, Inc. (a)(f)                                                     15,120
                                         15,375   Iron Mountain, Inc. (a)                                               468,630
                                          1,900   JDA Software Group, Inc. (a)                                           39,254
                                          8,100   Jack Henry & Associates, Inc.                                         209,466
                                          9,270   Jacobs Engineering Group, Inc. (a)                                    700,627
                                          1,900   Jupitermedia Corp. (a)                                                 12,027
                                          4,100   Kelly Services, Inc. Class A                                           81,221
                                          2,900   Kenexa Corp. (a)                                                       89,262
                                          1,500   Keryx Biopharmaceuticals, Inc. (a)                                     14,910
                                          3,500   Keynote Systems, Inc. (a)                                              48,055
                                          3,970   Kforce, Inc. (a)                                                       51,054
                                          5,202   Kinder Morgan Management LLC (a)                                      243,193
                                          1,700   Kintera, Inc. (a)                                                       3,060
                                          3,300   Knology, Inc. (a)                                                      55,209
                                          1,700   Korn/Ferry International (a)                                           28,067
                                          4,400   Kratos Defense & Security Solutions, Inc. (a)                          12,056
                                          5,551   L-1 Identity Solutions, Inc. (a)                                      104,636
                                          3,500   LECG Corp. (a)                                                         52,150
                                          3,200   Labor Ready, Inc. (a)                                                  59,232
                                          8,907   Lamar Advertising Co. Class A                                         436,176
                                         18,900   Lawson Software, Inc. (a)                                             189,189
                                          1,900   Layne Christensen Co. (a)                                             105,412
                                          3,600   Learning Tree International, Inc. (a)                                  63,936
                                          1,500   Lincoln Educational Services Corp. (a)                                 19,560
                                          2,700   Lionbridge Technologies, Inc. (a)                                      10,773
                                          5,600   LivePerson, Inc. (a)                                                   34,552
                                            500   Local.com Corp. (a)                                                     3,200
                                          2,800   LoJack Corp. (a)                                                       53,088
                                          1,342   LookSmart, Ltd. (a)                                                     3,798
                                          1,200   Luminex Corp. (a)                                                      18,096

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                            900   MAXIMUS, Inc.                                                    $     39,222
                                          4,400   MIVA, Inc. (a)                                                         20,768
                                          4,600   MPS Group, Inc. (a)                                                    51,290
                                          1,700   MSC.Software Corp. (a)                                                 23,154
                                          1,800   MWI Veterinary Supply, Inc. (a)                                        67,950
                                          2,900   Macquarie Infrastructure Co. LLC                                      111,911
                                          5,690   Macrovision Corp. (a)                                                 140,145
                                          5,240   Magma Design Automation, Inc. (a)                                      73,727
                                          3,900   Management Network Group, Inc. (a)                                      8,931
                                          1,700   Manhattan Associates, Inc. (a)                                         46,597
                                          6,416   Manpower, Inc.                                                        412,870
                                          1,695   Mantech International Corp. Class A (a)                                60,986
                                          3,200   Marchex, Inc. Class B (f)                                              30,432
                                          1,200   MarketAxess Holdings, Inc. (a)                                         18,000
                                          2,800   Marlin Business Services, Inc. (a)                                     40,124
                                          2,087   Matria Healthcare, Inc. (a)                                            54,596
                                          5,000   Maxygen, Inc. (a)                                                      34,050
                                         11,277   McAfee, Inc. (a)                                                      393,229
                                          4,100   Mechanical Technology, Inc. (a)                                         4,674
                                          1,800   Medical Staffing Network Holdings, Inc. (a)                             9,216
                                          8,500   Mentor Graphics Corp. (a)                                             128,350
                                          3,500   Merge Technologies, Inc. (a)                                           15,260
                                            925   Metro One Telecommunications, Inc. (a)                                  1,868
                                            400   Michael Baker Corp. (a)                                                19,604
                                          1,390   MicroStrategy, Inc. Class A (a)                                       110,283
                                          7,600   Microvision, Inc. (a)(f)                                               35,188
                                          3,700   Millennium Cell, Inc. (a)(f)                                            2,261
                                          5,966   Mindspeed Technologies, Inc. (a)                                        9,904
                                          2,200   Moldflow Corp. (a)                                                     42,372
                                          1,900   Momenta Pharmaceuticals, Inc. (a)(f)                                   21,641
                                            500   Monotype Imaging Holdings, Inc. (a)                                     6,290
                                          4,000   Morgans Hotel Group Co. (a)                                            87,000
                                          2,900   Morningstar, Inc. (a)                                                 178,060
                                          7,700   NAVTEQ Corp. (a)                                                      600,369
                                          3,200   NIC, Inc.                                                              22,208
                                          2,800   NMS Communications Corp. (a)                                            3,444
                                          1,900   NMT Medical, Inc. (a)                                                  15,143
                                          1,000   NVE Corp. (a)(f)                                                       30,970
                                          6,800   National Instruments Corp.                                            233,444
                                            240   Natural Health Trends Corp. (a)                                           530
                                          4,400   Nautilus, Inc. (f)                                                     35,068
                                          4,700   Navigant Consulting, Inc. (a)                                          59,502
                                            113   NaviSite, Inc. (a)                                                        992
                                            300   Neon Communications Group, Inc. (a)                                     1,470
                                          5,620   NetFlix, Inc. (a)(f)                                                  116,446
                                             57   NetManage, Inc. (a)                                                       234
                                            200   NetScout Systems, Inc. (a)                                              2,180
                                             20   NetSol Technologies, Inc. (a)                                              60
                                          6,600   NeuStar, Inc. Class A (a)                                             226,314
                                            200   New Century Equity Holdings Corp. (a)                                      44
                                          5,300   New Frontier Media, Inc.                                               32,489
                                          7,100   NexCen Brands, Inc. (a)                                                47,712
                                          3,000   Nighthawk Radiology Holdings, Inc. (a)(f)                              73,530
                                          3,200   Nutri/System, Inc. (a)(f)                                             150,048
                                          1,800   ORBCOMM, Inc. (a)                                                      13,554

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,200   Odyssey Marine Exploration, Inc. (a)                             $     19,648
                                          3,800   Omniture, Inc. (a)                                                    115,216
                                          4,200   On Assignment, Inc. (a)                                                39,228
                                         16,300   On2 Technologies, Inc. (a)(f)                                          18,908
                                          1,100   Online Resources Corp. (a)                                             13,904
                                             60   Onvia, Inc. (a)                                                           527
                                         13,000   OpenTV Corp. (a)                                                       19,240
                                          7,561   Openwave Systems, Inc.                                                 33,117
                                          1,200   Opnet Technologies, Inc. (a)                                           13,920
                                          3,400   Orbital Sciences Corp. (a)                                             75,616
                                          1,745   Orchid Cellmark, Inc. (a)                                               9,755
                                            800   Overland Storage, Inc. (a)                                              1,376
                                          2,400   PC Mall, Inc. (a)                                                      37,464
                                          1,200   PC-Tel, Inc. (a)                                                        9,108
                                            900   PDI, Inc. (a)                                                           9,342
                                          3,000   PHH Corp. (a)                                                          78,840
                                          4,591   PLATO Learning, Inc. (a)                                               17,354
                                            800   PRA International, Inc. (a)                                            23,520
                                            570   PRG-Schultz International, Inc. (a)                                     7,741
                                          4,700   Pacific Ethanol, Inc. (a)(f)                                           44,039
                                          2,000   Packeteer, Inc. (a)                                                    15,200
                                         11,006   Panacos Pharmaceuticals, Inc. (a)                                      17,610
                                          9,800   Parametric Technology Corp. (a)                                       170,716
                                            500   Pegasystems, Inc.                                                       5,950
                                          3,600   People Support, Inc. (a)                                               43,056
                                          3,500   Perficient, Inc. (a)                                                   76,545
                                          7,500   Perot Systems Corp. Class A (a)                                       126,825
                                            120   Pfsweb, Inc. (a)                                                          157
                                          2,050   PharmaNet Development Group, Inc. (a)                                  59,512
                                          3,500   Phase Forward, Inc. (a)                                                70,035
                                          1,800   Phoenix Technologies Ltd. (a)                                          19,278
                                          7,629   Polycom, Inc. (a)                                                     204,915
                                          2,300   Pomeroy IT Solutions, Inc. (a)                                         18,515
                                             33   Poniard Pharmaceuticals, Inc. (a)                                         186
                                          1,530   Pre-Paid Legal Services, Inc. (a)                                      84,854
                                             10   Prescient Applied Intelligence, Inc. (a)                                    1
                                          3,233   Priceline.com, Inc. (a)                                               286,929
                                          5,800   Primus Guaranty Ltd. (a)(f)                                            61,016
                                          1,600   The Princeton Review, Inc. (a)                                         12,752
                                          3,600   Progress Software Corp. (a)                                           109,080
                                          1,175   Protection One, Inc. (a)                                               15,769
                                          2,200   The Providence Service Corp. (a)                                       64,592
                                          1,700   QAD, Inc.                                                              14,722
                                          3,400   Quality Systems, Inc.                                                 124,542
                                          8,700   Quest Software, Inc. (a)                                              149,292
                                          1,000   Quixote Corp.                                                          19,800
                                          6,122   R.H. Donnelley Corp. (a)                                              342,954
                                          6,375   RPC, Inc.                                                              90,589
                                          1,700   Radiant Systems, Inc. (a)                                              26,911
                                          9,000   RealNetworks, Inc. (a)                                                 61,020
                                         14,600   Red Hat, Inc. (a)                                                     290,102
                                          1,700   Renaissance Learning, Inc. (f)                                         20,553
                                         15,500   Republic Services, Inc. Class A                                       507,005
                                          5,300   Resources Connection, Inc.                                            122,695
                                          1,465   Rigel Pharmaceuticals, Inc. (a)                                        13,815

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,000   RightNow Technologies, Inc. (a)                                  $     32,180
                                          6,300   Riverbed Technology, Inc. (a)                                         254,457
                                          1,600   Rural Cellular Corp. Class A (a)                                       69,600
                                          4,100   Rural/Metro Corp. (a)                                                  13,161
                                          4,733   SAVVIS, Inc. (a)                                                      183,546
                                          2,415   The SCO Group, Inc. (a)                                                   386
                                          4,900   SM&A (a)                                                               33,418
                                          1,400   SPAR Group, Inc. (a)                                                    1,400
                                          2,309   SPSS, Inc. (a)                                                         94,992
                                          3,000   SRA International, Inc. Class A (a)                                    84,240
                                          2,400   SYKES Enterprises, Inc. (a)                                            39,864
                                            800   SYNNEX Corp. (a)                                                       16,448
                                          1,229   Saba Software, Inc. (a)                                                 5,998
                                             30   Salon Media Group, Inc. (a)                                                50
                                          9,700   Sapient Corp. (a)                                                      65,087
                                            100   Scientific Learning Corp. (a)                                             600
                                          1,900   SeaChange International, Inc. (a)                                      13,148
                                          3,200   Secure Computing Corp. (a)                                             31,136
                                          5,700   Selectica, Inc. (a)                                                     9,975
                                          2,800   Senomyx, Inc. (a)                                                      34,300
                                            666   Sequenom, Inc. (a)                                                      4,789
                                        123,325   Sirius Satellite Radio, Inc. (a)(f)                                   430,404
                                          4,800   Sirona Dental Systems, Inc. (a)                                       171,216
                                          2,500   Smith Micro Software, Inc. (a)                                         40,150
                                          6,900   Solera Holdings, Inc. (a)                                             124,131
                                          6,500   Sonic Foundry, Inc. (a)                                                13,975
                                          3,700   SonicWALL, Inc. (a)                                                    32,301
                                          3,200   Sourcefire, Inc. (a)                                                   29,056
                                          3,600   Sourceforge, Inc. (a)                                                   8,820
                                          3,200   Spartech Corp.                                                         54,592
                                          3,600   Spherion Corp. (a)                                                     29,736
                                            100   Standard Parking Corp. (a)                                              3,979
                                          1,800   The Standard Register Co.                                              22,878
                                          2,900   Stanley, Inc. (a)                                                      79,895
                                            800   Startek, Inc.                                                           8,104
                                          7,300   Stericycle, Inc. (a)                                                  417,268
                                          2,640   Stratasys, Inc. (a)                                                    72,758
                                          6,000   Strategic Diagnostics, Inc. (a)                                        30,600
                                          1,400   Strayer Education, Inc.                                               236,082
                                          3,000   SupportSoft, Inc. (a)                                                  17,520
                                          4,400   Switch and Data Facilities Co., Inc. (a)                               71,676
                                         30,100   Sycamore Networks, Inc. (a)                                           122,507
                                          4,700   Symyx Technologies Inc. (a)                                            40,843
                                          3,200   Synchronoss Technologies, Inc. (a)                                    134,592
                                         10,105   Synopsys, Inc. (a)                                                    273,643
                                          1,600   Synplicity, Inc. (a)                                                    9,984
                                          4,000   Syntel, Inc.                                                          166,320
                                          1,300   Sypris Solutions, Inc.                                                 11,180
                                         18,500   TIBCO Software, Inc. (a)                                              136,715
                                          4,000   TNS, Inc.                                                              64,240
                                            800   TRC Cos., Inc. (a)                                                      8,448
                                            800   Taleo Corp. Class A (a)                                                20,328
                                            880   Tapestry Pharmaceuticals, Inc. (a)                                      1,302
                                             15   Technology Solutions Co. (a)                                               74
                                          2,000   TechTarget, Inc. (a)                                                   33,800


Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,300   TechTeam Global, Inc. (a)                                        $     27,140
                                            200   TeleCommunication Systems, Inc. Class A (a)                               798
                                          5,900   TeleTech Holdings, Inc. (a)                                           141,069
                                            200   Tenfold Corp. (a)                                                          52
                                          6,425   Tetra Tech, Inc. (a)                                                  135,696
                                          6,050   Tetra Technologies, Inc. (a)                                          127,897
                                          1,500   TheStreet.com, Inc.                                                    18,165
                                          2,000   Thomas Group, Inc.                                                     18,280
                                          4,200   TradeStation Group, Inc. (a)                                           49,014
                                          3,400   Trident Microsystems, Inc. (a)                                         54,026
                                          5,300   The TriZetto Group, Inc. (a)                                           92,803
                                          8,777   Tumbleweed Communications Corp. (a)                                    18,871
                                          5,000   URS Corp. (a)                                                         282,250
                                          2,600   Ultimate Software Group, Inc. (a)                                      90,740
                                         10,700   Unigene Laboratories, Inc. (a)                                         19,153
                                          7,653   United Online, Inc.                                                   114,872
                                          1,700   Universal Electronics, Inc. (a)                                        55,250
                                          1,255   Universal Technical Institute, Inc. (a)                                22,590
                                          3,800   VASCO Data Security International, Inc. (a)                           133,950
                                         32,000   VMware, Inc. (a)(f)                                                 2,720,000
                                            800   VSE Corp.                                                              37,824
                                          6,355   ValueClick, Inc. (a)                                                  142,733
                                          8,400   Verenium Corp. (a)(f)                                                  44,352
                                          1,574   Verso Technologies, Inc. (a)(f)                                         1,039
                                              8   VerticalNet, Inc. (a)                                                      41
                                          2,250   Viad Corp.                                                             81,000
                                          6,030   Viewpoint Corp. (a)                                                     4,342
                                          1,730   Vignette Corp. (a)                                                     34,721
                                          3,900   Virtusa Corp. (a)                                                      58,500
                                          4,300   VistaPrint Ltd. (a)                                                   160,691
                                          2,800   Visual Sciences, Inc. (a)                                              40,432
                                          2,500   Vital Images, Inc. (a)                                                 48,800
                                          2,500   Volt Information Sciences, Inc. (a)                                    44,100
                                          4,725   Waste Connections, Inc. (a)                                           150,066
                                            200   Waste Industries USA, Inc.                                              5,724
                                          3,440   Watson Wyatt Worldwide, Inc.                                          154,594
                                            666   Wave Systems Corp. Class A (a)                                          1,225
                                          5,000   WebMD Health Corp. Class A (a)                                        260,500
                                          2,800   Websense, Inc. (a)                                                     55,244
                                          2,800   Website Pros, Inc. (a)                                                 29,288
                                          6,750   Weight Watchers International, Inc.                                   388,530
                                            500   Westaff, Inc. (a)                                                       2,075
                                          5,000   Wind River Systems, Inc. (a)                                           58,850
                                            200   WorldGate Communications, Inc. (a)                                         74
                                          8,900   Wynn Resorts Ltd.                                                   1,402,284
                                          3,400   Zix Corp. (a)(f)                                                        6,528
                                                                                                                   ------------
                                                                                                                     43,434,759
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.4%                          1,500   AEP Industries, Inc. (a)                                               63,510
                                          1,600   AMCOL International Corp.                                              52,944
                                          1,425   Aceto Corp.                                                            12,825
                                          5,600   Airgas, Inc.                                                          289,128
                                          6,700   Albemarle Corp.                                                       296,140
                                          1,400   Anika Therapeutics, Inc. (a)                                           29,134
                                          1,200   Arch Chemicals, Inc.                                                   56,256
                                          1,700   Bio-Rad Laboratories, Inc. Class A (a)                                153,850

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,300   Brady Corp.                                                      $    118,404
                                          4,400   Cabot Corp.                                                           156,332
                                          4,400   Calgon Carbon Corp. (a)(f)                                             61,424
                                         13,500   Celanese Corp. Series A                                               526,230
                                         14,500   Chemtura Corp.                                                        128,905
                                          4,100   Cytec Industries, Inc.                                                280,399
                                         13,536   Entegris, Inc. (a)                                                    117,492
                                          3,600   Ferro Corp.                                                            71,928
                                          4,700   Georgia Gulf Corp. (f)                                                 65,330
                                          3,600   H.B. Fuller Co.                                                       106,848
                                            300   Hawkins, Inc.                                                           4,320
                                         17,000   Huntsman Corp.                                                        450,330
                                          1,750   KMG Chemicals, Inc.                                                    45,815
                                          1,600   Koppers Holdings, Inc.                                                 61,776
                                          4,882   Kronos Worldwide, Inc.                                                 92,172
                                            300   LSB Industries, Inc. (a)                                                7,095
                                          4,400   Landec Corp. (a)                                                       68,024
                                          6,015   Lubrizol Corp.                                                        391,336
                                         19,156   Lyondell Chemical Co.                                                 887,881
                                            450   Mace Security International, Inc. (a)                                   1,008
                                          1,600   Matrixx Initiatives, Inc. (a)                                          31,616
                                         35,800   The Mosaic Co. (a)                                                  1,916,016
                                         10,500   Nalco Holding Co.                                                     311,325
                                            820   NewMarket Corp.                                                        40,492
                                          2,200   Nuco2, Inc. (a)                                                        56,628
                                          3,000   OM Group, Inc. (a)                                                    158,430
                                          6,992   Olin Corp.                                                            156,481
                                          2,400   Omnova Solutions, Inc. (a)                                             13,872
                                          2,000   OxiGene, Inc. (a)                                                       7,020
                                          1,500   Penford Corp.                                                          56,550
                                          5,500   PolyOne Corp. (a)                                                      41,085
                                          5,200   Polypore International, Inc. (a)                                       73,112
                                            600   Quaker Chemical Corp.                                                  14,112
                                          8,900   RPM International, Inc.                                               213,155
                                          5,000   Rentech, Inc. (a)                                                      10,800
                                          1,900   Repligen Corp. (a)                                                      8,170
                                          4,900   Rockwood Holdings, Inc. (a)                                           175,567
                                          1,600   Rogers Corp. (a)                                                       65,904
                                          4,000   Rollins, Inc.                                                         106,760
                                          2,800   SRS Labs Inc. (a)                                                      20,524
                                          2,500   Schawk, Inc.                                                           56,425
                                          3,800   Schulman A, Inc.                                                       74,974
                                          2,200   Sensient Technologies Corp.                                            63,514
                                            400   Stepan Co.                                                             12,364
                                          1,300   TOR Minerals International, Inc. (a)                                    2,535
                                          1,800   Terra Nitrogen Co. LP (f)                                             228,294
                                          1,600   Tredegar Corp.                                                         27,600
                                          1,300   Trex Co., Inc. (a)(f)                                                  14,456
                                          6,200   Tronox, Inc. Class A                                                   57,660
                                          5,500   UAP Holding Corp.                                                     172,480
                                          6,500   Valspar Corp.                                                         176,865
                                          2,500   WD-40 Co.                                                              85,350
                                          4,600   W.R. Grace & Co. (a)                                                  123,556
                                          4,000   Wellman, Inc.                                                           9,600
                                          4,500   Westlake Chemical Corp.                                               113,985

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,800   Zoltek Cos., Inc. (a)                                            $    122,164
                                                                                                                   ------------
                                                                                                                      9,416,277
-------------------------------------------------------------------------------------------------------------------------------
Construction - 1.7%                       8,500   Aecom Technology Corp. (a)                                            296,905
                                          2,700   American Woodmark Corp.                                                66,933
                                            600   Ameron International Corp.                                             63,462
                                          3,600   Apogee Enterprises, Inc.                                               93,384
                                          3,800   Armstrong World Industries, Inc. (a)                                  154,242
                                          4,400   Beacon Roofing Supply, Inc. (a)(f)                                     44,968
                                          5,164   Beazer Homes USA, Inc. (f)                                             42,603
                                          2,000   BlueLinx Holdings, Inc.                                                14,080
                                          1,876   Brookfield Homes Corp. (f)                                             34,800
                                          3,300   Bucyrus International, Inc.                                           240,669
                                          1,900   Builders FirstSource, Inc. (a)                                         20,482
                                          2,880   Building Material Holding Corp. (f)                                    30,470
                                          1,510   Cavco Industries, Inc. (a)                                             50,585
                                          2,475   Ceradyne, Inc. (a)                                                    187,456
                                          3,800   Comstock Homebuilding Cos., Inc. Class A (a)(f)                         6,954
                                            500   Dominion Homes, Inc. (a)(f)                                             1,075
                                          2,133   Dycom Industries, Inc. (a)                                             65,334
                                          4,000   EMCOR Group, Inc. (a)                                                 125,440
                                          4,220   Eagle Materials, Inc.                                                 150,823
                                          4,575   Florida Rock Industries, Inc.                                         285,892
                                          3,950   Granite Construction, Inc.                                            209,429
                                          6,000   Great Lakes Dredge & Dock Corp. (a)                                    52,560
                                            400   Home Solutions of America, Inc. (a)(f)                                  1,356
                                          6,600   Hovnanian Enterprises, Inc. Class A (a)(f)                             73,194
                                          1,400   Huttig Building Products, Inc. (a)                                      7,532
                                          4,100   Insituform Technologies, Inc. Class A (a)                              62,443
                                          1,800   Interline Brands, Inc. (a)                                             41,382
                                         12,700   KBR, Inc. (a)                                                         492,379
                                            300   L.S. Starrett Co. Class A                                               5,805
                                          3,450   LSI Industries, Inc.                                                   70,794
                                          1,380   Levitt Corp. Class A                                                    2,774
                                          4,616   MDC Holdings, Inc.                                                    188,979
                                          2,100   M/I Homes, Inc.                                                        29,169
                                          3,600   Martin Marietta Materials, Inc.                                       480,780
                                          3,600   Mastec, Inc. (a)                                                       50,652
                                          1,600   Meritage Homes Corp. (a)(f)                                            22,592
                                          2,300   NCI Building Systems, Inc. (a)                                         99,383
                                            419   NVR, Inc. (a)                                                         197,035
                                          9,600   Owens Corning, Inc. (a)                                               240,480
                                            500   PGT, Inc. (a)                                                           3,965
                                          3,700   Palm Harbor Homes, Inc. (a)(f)                                         46,176
                                            100   Patriot Transportation Holding, Inc. (a)                                9,834
                                            500   Performance Technologies, Inc. (a)                                      2,505
                                          2,500   Perini Corp. (a)                                                      139,825
                                         12,035   Quanta Services, Inc. (a)                                             318,326
                                          4,500   Quest Resource Corp. (a)                                               43,425
                                          4,600   Ryland Group, Inc.                                                     98,578
                                          9,600   SBA Communications Corp. Class A (a)                                  338,688
                                          2,800   Simpson Manufacturing Co., Inc. (f)                                    89,180
                                          1,700   Skyline Corp.                                                          51,136
                                          8,200   Standard-Pacific Corp. (f)                                             45,018
                                          3,300   TOUSA, Inc. (f)                                                         5,313
                                          2,000   Texas Industries, Inc.                                                157,000

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                         10,500   Toll Brothers, Inc. (a)                                          $    209,895
                                            500   UMH Properties, Inc.                                                    6,960
                                          5,600   U.S. Concrete, Inc. (a)                                                36,904
                                          7,400   USG Corp. (a)(f)                                                      277,870
                                          4,000   WCI Communities, Inc. (a)(f)                                           23,960
                                          3,900   WESCO International, Inc. (a)                                         167,466
                                          4,100   Walter Industries, Inc.                                               110,290
                                          5,300   Westell Technologies, Inc. Class A (a)                                 12,508
                                          4,800   Williams Scotsman International, Inc. (a)                             133,008
                                                                                                                   ------------
                                                                                                                      6,633,105
-------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%                1,700   American Technology Corp. (a)(f)                                        6,426
                                          6,340   Avis Budget Group, Inc. (a)                                           145,123
                                            800   Bassett Furniture Industries, Inc.                                      8,304
                                          4,400   Champion Enterprises, Inc. (a)                                         48,312
                                          1,000   Compx International, Inc.                                              19,580
                                            800   Conn's, Inc. (a)(f)                                                    19,112
                                          1,000   Design Within Reach, Inc. (a)                                           4,760
                                          1,700   Emerson Radio Corp. (a)                                                 3,655
                                          3,800   Ethan Allen Interiors, Inc.                                           124,222
                                            200   Flexsteel Industries, Inc.                                              2,800
                                          4,200   Furniture Brands International, Inc.                                   42,588
                                         40,101   Gemstar-TV Guide International, Inc. (a)                              279,103
                                          2,800   Genlyte Group, Inc. (a)                                               179,928
                                          2,920   Griffon Corp. (a)                                                      44,092
                                          3,000   Haverty Furniture Cos., Inc.                                           26,310
                                          3,300   Helen of Troy Ltd. (a)                                                 63,723
                                         27,500   Hertz Global Holdings, Inc. (a)                                       624,800
                                          6,500   Interface, Inc. Class A                                               117,325
                                          2,800   Kimball International, Inc. Class B                                    31,864
                                            200   Koss Corp.                                                              3,852
                                          3,100   La-Z-Boy, Inc. (f)                                                     22,878
                                          2,900   Lifetime Brands, Inc. (f)                                              58,841
                                            500   Mac-Gray Corp. (a)                                                      6,440
                                          5,164   Mohawk Industries, Inc. (a)                                           419,833
                                            400   National Presto Industries, Inc.                                       21,200
                                         10,300   RSC Holdings, Inc. (a)                                                168,920
                                          4,505   Restoration Hardware, Inc. (a)                                         14,821
                                          1,700   Rockford Corp. (a)(f)                                                   3,213
                                          6,100   Sealy Corp. (f)                                                        85,644
                                          5,850   Select Comfort Corp. (a)(f)                                            81,608
                                          2,800   Stanley Furniture Co., Inc.                                            45,500
                                          3,000   Sturm Ruger & Co., Inc. (a)                                            53,730
                                          5,500   Tempur-Pedic International, Inc.                                      196,625
                                          2,990   Toro Co.                                                              175,902
                                          6,600   United Rentals, Inc. (a)                                              212,322
                                            642   Virco Manufacturing Corp. (a)                                           4,956
                                                                                                                   ------------
                                                                                                                      3,368,312
-------------------------------------------------------------------------------------------------------------------------------
Containers - 0.4%                        12,000   Crown Holdings, Inc. (a)                                              273,120
                                         21,500   Graphic Packaging Corp. (a)                                            97,180
                                          3,100   Greif, Inc.                                                           188,108
                                          4,200   Mobile Mini, Inc. (a)                                                 101,472
                                         12,800   Owens-Illinois, Inc. (a)                                              530,560
                                          3,700   Silgan Holdings, Inc.                                                 198,875
                                          7,500   Sonoco Products Co.                                                   226,350

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          5,500   Trimas Corp. (a)                                                 $     72,985
                                                                                                                   ------------
                                                                                                                      1,688,650
-------------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 3.6%                       6,800   Abraxas Petroleum Corp. (a)                                            25,976
                                          3,200   Alon USA Energy, Inc.                                                 108,096
                                          8,000   American Oil & Gas, Inc. (a)                                           46,640
                                          1,900   Arena Resources, Inc. (a)                                             124,450
                                          2,833   Atlas America, Inc.                                                   146,268
                                          3,800   Atlas Energy Resources LLC                                            120,080
                                          2,700   Atlas Pipeline Holdings LP                                            109,458
                                          2,000   BPZ Energy, Inc. (a)                                                   15,600
                                          1,800   Basic Energy Services, Inc. (a)                                        37,836
                                          4,300   Bill Barrett Corp. (a)                                                169,463
                                          3,400   Bois d'Arc Energy, Inc. (a)                                            65,178
                                          1,200   Bolt Technology Corp. (a)(f)                                           39,192
                                          1,200   BreitBurn Energy Partners LP                                           38,940
                                         11,200   CNX Gas Corp. (a)                                                     322,224
                                          1,000   Callon Petroleum Co. (a)                                               13,920
                                          3,000   Carrizo Oil & Gas, Inc. (a)                                           134,580
                                          1,800   Clayton Williams Energy, Inc. (a)                                      59,400
                                          5,300   Clean Energy Fluels Corp. (a)                                          80,242
                                          2,300   Comstock Resources, Inc. (a)                                           70,932
                                          8,600   Concho Resources, Inc. (a)                                            127,366
                                         11,700   Continental Resources, Inc. (a)                                       212,238
                                          4,100   Crosstex Energy LP (f)                                                141,368
                                          7,035   Delta Petroleum Corp. (a)(f)                                          125,645
                                         11,200   Diamond Offshore Drilling, Inc.                                     1,268,848
                                          1,300   Dorchester Minerals LP                                                 26,455
                                          6,400   Dresser-Rand Group, Inc. (a)                                          273,344
                                            100   EV Energy Partner LP                                                    3,579
                                          6,200   EXCO Resources, Inc. (a)                                              102,548
                                          4,200   Edge Petroleum Corp. (a)                                               53,928
                                          1,437   Enbridge Energy Management LLC (a)                                     71,275
                                          7,300   Enbridge Energy Partners LP                                           356,459
                                          5,100   Encore Acquisition Co. (a)                                            161,415
                                          3,700   Encore Energy Partners LP (a)                                          79,032
                                         12,100   Endeavour International Corp. (a)                                      13,673
                                          4,326   Energy Partners Ltd. (a)                                               63,506
                                         17,800   Energy Transfer Equity LP                                             610,540
                                          5,900   FX Energy, Inc. (a)                                                    43,955
                                          9,100   Frontier Oil Corp.                                                    378,924
                                          1,300   GMX Resources Inc. (a)(f)                                              41,821
                                          5,100   Gasco Energy, Inc. (a)                                                  9,435
                                          1,500   Geokinetics, Inc. (a)                                                  35,025
                                         10,830   Global Industries Ltd. (a)                                            278,981
                                          2,230   Gulf Island Fabrication, Inc.                                          85,610
                                          2,600   Gulfmark Offshore, Inc. (a)                                           126,516
                                          3,700   Harvest Natural Resources, Inc. (a)                                    44,178
                                          6,584   Helix Energy Solutions Group, Inc. (a)                                279,557
                                          8,200   Hercules Offshore, Inc. (a)                                           214,102
                                            600   Hiland Holdings GP LP                                                  16,986
                                            100   Hiland Partners LP                                                      4,942
                                          5,100   Holly Corp.                                                           305,133
                                          3,800   Horizon Offshore, Inc. (a)                                             62,700
                                          1,200   Inergy Holdings LP                                                     57,240
                                            400   Legacy Reserves LP                                                      8,872

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          4,200   Linn Energy LLC (f)                                              $    133,896
                                          4,600   Magellan Midstream Partners LP                                        184,138
                                          5,299   Mariner Energy, Inc. (a)                                              109,742
                                          1,500   MarkWest Energy Partners LP (f)                                        46,005
                                          2,900   Matrix Service Co. (a)                                                 60,755
                                          5,100   McMoRan Exploration Co. (a)(f)                                         68,595
                                          5,100   Meridian Resource Corp. (a)                                            12,648
                                          9,298   Newfield Exploration Co. (a)                                          447,792
                                          3,600   Nustar Energy LP                                                      213,912
                                            900   OYO Geospace Corp. (a)                                                 83,439
                                         14,110   Patterson-UTI Energy, Inc.                                            318,463
                                         14,401   PetroHawk Energy Corp. (a)                                            236,464
                                          5,900   Petroquest Energy, Inc. (a)                                            63,307
                                         10,475   Pioneer Natural Resources Co.                                         471,165
                                          6,584   Plains Exploration & Production Co. (a)                               291,144
                                          5,000   Pogo Producing Co.                                                    265,550
                                         11,900   Pride International, Inc. (a)                                         434,945
                                          5,280   Quicksilver Resources, Inc. (a)                                       248,424
                                          9,600   Ram Energy Resources, Inc. (a)                                         46,368
                                          6,000   Rosetta Resources, Inc. (a)                                           110,040
                                          5,400   St. Mary Land & Exploration Co.                                       192,618
                                          3,479   Stone Energy Corp. (a)                                                139,195
                                          3,300   Suburban Propane Partners LP                                          146,520
                                          1,600   Sunoco Logistics Partners LP                                           81,840
                                          5,826   Superior Energy Services, Inc. (a)                                    206,473
                                          3,600   Superior Offshore International, Inc. (a)                              40,500
                                          3,100   Superior Well Services, Inc. (a)                                       70,463
                                          9,000   Syntroleum Corp. (a)(f)                                                16,920
                                          6,500   TEPPCO Partners LP                                                    247,455
                                          5,400   Teekay Corp.                                                          317,574
                                            300   Teekay Offshore Partners LP                                             8,535
                                          1,700   Transmontaigne Partners LP                                             56,100
                                          4,800   Tri-Valley Corp. (a)(f)                                                36,480
                                         12,000   Ultra Petroleum Corp. (a)                                             744,480
                                          1,300   Union Drilling, Inc. (a)                                               18,954
                                          5,600   Vaalco Energy, Inc. (a)                                                25,592
                                          4,800   W&T Offshore, Inc.                                                    117,024
                                          5,900   Warren Resources, Inc. (a) (f)                                         73,986
                                          5,800   Western Refining, Inc.                                                235,364
                                          2,500   Whiting Petroleum Corp. (a)                                           111,125
                                                                                                                   ------------
                                                                                                                     14,147,661
-------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 9.5%                   2,200   ABX Air, Inc. (a)                                                      15,576
                                          1,800   AMAG Pharmaceuticals, Inc. (a)                                        102,960
                                          3,400   AMERIGROUP Corp. (a)                                                  117,232
                                            900   ATS Medical, Inc. (a)                                                   1,629
                                          7,050   AVANIR Pharmaceuticals Class A (a)(f)                                  15,087
                                          3,100   AVI BioPharma, Inc. (a)(f)                                              7,905
                                          2,300   Abaxis, Inc. (a)                                                       51,635
                                          1,100   Abiomed, Inc. (a)                                                      13,673
                                         14,052   Abraxis BioScience, Inc. (a)                                          320,807
                                          4,600   Acadia Pharmaceuticals, Inc. (a)                                       69,230
                                          1,600   Accelrys, Inc. (a)                                                     10,960
                                          5,200   Accuray, Inc. (a)                                                      90,792
                                          2,500   Acorda Therapeutics, Inc. (a)                                          45,875
                                          3,600   Adams Respiratory Therapeutics, Inc. (a)(f)                           138,744

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          9,100   Adolor Corp. (a)                                                 $     31,122
                                          5,235   Advanced Medical Optics, Inc. (a)                                     160,139
                                            500   Affymax, Inc. (a)                                                      13,530
                                          1,700   Air Methods Corp. (a)                                                  78,540
                                          2,000   Albany Molecular Research, Inc. (a)                                    30,200
                                          3,500   Alexion Pharmaceuticals, Inc. (a)                                     228,025
                                          3,600   Alexza Pharmaceuticals, Inc. (a)                                       31,176
                                          5,300   Align Technology, Inc. (a)                                            134,249
                                          8,500   Alkermes, Inc. (a)                                                    156,400
                                              2   Allegro Biodiesel Corp. (a)                                                 1
                                          3,300   Alliance Imaging, Inc. (a)                                             29,898
                                          6,800   Allos Therapeutics, Inc. (a)                                           32,300
                                          5,845   Allscripts Healthcare Solutions, Inc. (a)(f)                          157,990
                                          5,000   Alpharma, Inc. Class A                                                106,800
                                            500   Altus Pharmaceuticals, Inc. (a)                                         5,245
                                          3,167   Amedisys, Inc. (a)                                                    121,676
                                            800   America Service Group, Inc. (a)                                         9,080
                                          2,300   American Dental Partners, Inc. (a)                                     64,423
                                          7,900   American Medical Systems Holdings, Inc. (a)                           133,905
                                          3,600   Amicus Therapeutics, Inc. (a)                                          60,156
                                          3,000   Amsurg Corp. (a)                                                       69,210
                                         11,400   Amylin Pharmaceuticals, Inc. (a)                                      570,000
                                          1,700   Anadys Pharmaceuticals, Inc. (a)                                        3,485
                                            400   Anesiva, Inc. (a)                                                       2,296
                                          2,990   AngioDynamics, Inc. (a)                                                56,361
                                          3,100   Animal Health International, Inc. (a)                                  34,503
                                         10,600   Antigenics, Inc. (a)(f)                                                25,122
                                          4,300   Applera Corp. - Celera Genomics Group (a)                              60,458
                                          3,500   Apria Healthcare Group, Inc. (a)                                       91,035
                                          1,900   Arcadia Resources, Inc. (a)(f)                                          1,577
                                          4,240   Arena Pharmaceuticals, Inc. (a)                                        46,428
                                          9,800   Ariad Pharmaceuticals, Inc. (a)                                        45,374
                                          2,430   Arqule, Inc. (a)                                                       17,326
                                          4,300   Array Biopharma, Inc. (a)                                              48,289
                                          2,900   ArthroCare Corp. (a)                                                  162,081
                                          1,100   Aspect Medical Systems, Inc. (a)                                       14,927
                                          7,100   Assisted Living Concepts, Inc. (a)                                     64,894
                                          8,400   Atherogenics, Inc. (a)(f)                                              13,944
                                          3,500   Auxilium Pharmaceuticals, Inc. (a)                                     73,780
                                          4,400   Avant Immunotherapeutics, Inc. (a)                                      2,464
                                          1,000   Avigen, Inc. (a)                                                        5,400
                                          1,700   Barrier Therapeutics, Inc. (a)                                         10,268
                                          4,900   Beckman Coulter, Inc.                                                 361,424
                                            900   Bentley Pharmaceuticals, Inc. (a)                                      11,232
                                          2,200   Bio-Reference Labs, Inc. (a)                                           74,272
                                          1,700   BioCryst Pharmaceuticals, Inc. (a)(f)                                  12,274
                                            400   Biodel, Inc. (a)                                                        6,816
                                            500   Bioenvision, Inc. (a)                                                   2,640
                                          2,400   Biolase Technology, Inc. (a)(f)                                        16,416
                                          9,400   BioMarin Pharmaceuticals, Inc. (a)                                    234,060
                                            200   BioMimetic Therapeutics, Inc. (a)                                       2,668
                                         16,816   Biopure Corp. (a)(f)                                                    8,800
                                          2,596   Bioscript, Inc. (a)                                                    16,666
                                            900   BioSphere Medical, Inc. (a)                                             4,293
                                            900   Bradley Pharmaceuticals, Inc. (a)                                      16,380

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,650   CONMED Corp. (a)                                                 $    102,164
                                          6,700   CV Therapeutics, Inc. (a)(f)                                           60,166
                                            900   Cadence Pharmaceuticals, Inc. (a)                                      12,600
                                         16,300   Calypte Biomedical Corp. (a)                                            2,950
                                          3,400   Cambrex Corp.                                                          37,026
                                            800   Caraco Pharmaceutical Laboratories Ltd. (a)                            12,200
                                          3,210   Cardiac Science Corp. (a)                                              32,357
                                          2,900   CardioDynamics International Corp. (a)                                  1,508
                                          1,476   Cardiotech International, Inc. (a)                                      2,066
                                          3,950   Cell Therapeutics, Inc. (a)(f)                                         14,536
                                          3,500   Centene Corp. (a)                                                      75,285
                                          5,100   Cephalon, Inc. (a)                                                    372,606
                                          1,400   Cerus Corp. (a)                                                        12,222
                                          4,592   Charles River Laboratories International, Inc. (a)                    257,841
                                         11,200   Clarient, Inc. (a)                                                     23,072
                                             58   Clinical Data, Inc. (a)                                                 2,348
                                            200   Coley Pharmaceutical Group, Inc. (a)                                      628
                                          3,500   Collagenex Pharmaceuticals, Inc. (a)                                   31,430
                                          7,400   Columbia Laboratories, Inc. (a)                                        19,166
                                          6,400   Community Health Systems, Inc. (a)                                    201,216
                                          3,700   Conceptus, Inc. (a)                                                    70,226
                                          3,143   The Cooper Cos., Inc.                                                 164,756
                                          1,500   Corvel Corp. (a)                                                       34,680
                                          4,500   Covance, Inc. (a)                                                     350,550
                                          2,400   CryoLife, Inc. (a)                                                     22,680
                                          5,500   Cubist Pharmaceuticals, Inc. (a)                                      116,215
                                          3,300   Curis, Inc. (a)                                                         3,234
                                          1,500   Cutera, Inc. (a)                                                       39,315
                                          1,500   Cyberonics, Inc. (a)(f)                                                20,910
                                          1,500   Cynosure, Inc. Class A (a)                                             55,350
                                          4,300   Cypress Bioscience, Inc. (a)                                           58,824
                                         10,200   CytRx Corp. (a)(f)                                                     34,884
                                            930   Cytogen Corp. (a)                                                         735
                                          1,700   Cytokinetics, Inc. (a)                                                  8,704
                                          8,200   Cytyc Corp. (a)                                                       390,730
                                          2,600   DJO, Inc. (a)                                                         127,660
                                          7,350   Dade Behring Holdings, Inc.                                           561,172
                                          1,400   Datascope Corp.                                                        47,334
                                          9,000   DaVita, Inc. (a)                                                      568,620
                                            900   Daxor Corp. (a)                                                        14,175
                                          9,730   Dendreon Corp. (a)(f)                                                  74,824
                                         12,200   Dentsply International, Inc.                                          508,008
                                          8,100   Depomed, Inc. (a)                                                      16,605
                                          4,700   DexCom, Inc. (a)                                                       46,953
                                          1,300   Dialysis Corp. of America (a)                                          12,662
                                         10,100   Discovery Laboratories, Inc. (a)                                       27,169
                                          8,900   Durect Corp. (a)                                                       48,772
                                          1,300   Dusa Pharmaceuticals, Inc. (a)                                          2,834
                                              4   Dynacq Healthcare, Inc. (a)                                                24
                                          4,700   Dynavax Technologies Corp. (a)                                         20,163
                                          4,566   EPIX Pharmaceuticals, Inc. (a)                                         18,538
                                            600   E-Z-EM, Inc. (a)                                                        9,768
                                          4,600   Edwards Lifesciences Corp. (a)                                        226,826
                                          1,300   Emergency Medical Services Corp. (a)                                   39,325
                                            600   Emergent Biosolutions, Inc. (a)                                         5,328

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          1,400   Emeritus Corp. (a)                                               $     37,940
                                          4,800   Emisphere Technologies, Inc. (a)                                       23,088
                                         11,000   Endo Pharmaceuticals Holdings, Inc. (a)                               341,110
                                          6,200   Endologix, Inc. (a)                                                    24,428
                                          4,300   Entremed, Inc. (a)                                                      4,601
                                          1,373   Enzo Biochem, Inc. (a)                                                 15,584
                                          7,300   Enzon Pharmaceuticals, Inc. (a)                                        64,313
                                            673   EpiCept Corp. (a)(f)                                                    1,225
                                            725   Escalon Medical Corp. (a)                                               4,125
                                          3,781   ev3, Inc. (a)(f)                                                       62,084
                                            700   Exactech, Inc. (a)                                                     11,235
                                          1,600   Exact Sciences Corp. (a)                                                5,424
                                            692   Fonar Corp. (a)                                                         4,671
                                          2,100   FoxHollow Technologies, Inc. (a)                                       55,440
                                          3,600   GTx, Inc. (a)(f)                                                       58,608
                                            566   Genaera Corp. (a)                                                       1,602
                                          1,060   Genelabs Technologies, Inc. (a)                                         1,993
                                          1,900   Gene Logic, Inc. (a)                                                    2,261
                                         87,040   Genentech, Inc. (a)                                                 6,790,861
                                          2,100   Genitope Corp. (a)(f)                                                   9,408
                                          2,700   Genomic Health, Inc. (a)(f)                                            51,813
                                          4,500   Gen-Probe, Inc. (a)                                                   299,610
                                          1,300   Genta, Inc. (a)                                                         1,742
                                            900   GenVec, Inc. (a)                                                        2,115
                                          3,800   Geron Corp. (a)                                                        27,816
                                          1,200   Greatbatch, Inc. (a)                                                   31,908
                                          3,100   HMS Holdings Corp. (a)                                                 76,291
                                          2,200   Haemonetics Corp. (a)                                                 108,724
                                          7,300   Halozyme Therapeutics, Inc. (a)                                        63,437
                                          3,000   Hansen Medical, Inc. (a)(f)                                            81,330
                                          5,400   Health Grades Inc. (a)                                                 31,860
                                         20,480   Health Management Associates, Inc. Class A                            142,131
                                          8,080   Health Net, Inc. (a)                                                  436,724
                                          5,277   Healthcare Services Group, Inc.                                       106,965
                                          4,000   HealthExtras, Inc. (a)                                                111,320
                                          5,200   HealthSouth Corp. (a)(f)                                               91,052
                                          4,800   HealthSpring, Inc. (a)                                                 93,600
                                          1,900   HealthTronics, Inc. (a)                                                 9,690
                                          3,500   Healthways, Inc. (a)                                                  188,895
                                          1,300   Hemispherx Biopharma, Inc. (a)                                          2,236
                                          7,400   Henry Schein, Inc. (a)                                                450,216
                                          6,600   Herbalife Ltd.                                                        300,036
                                          4,145   Hillenbrand Industries, Inc.                                          228,058
                                            775   Hi-Tech Pharmacal Co., Inc. (a)                                         9,199
                                          2,300   Hollis-Eden Pharmaceuticals, Inc. (a)                                   4,531
                                          5,100   Hologic, Inc. (a)                                                     311,100
                                          4,600   Hooper Holmes, Inc. (a)                                                10,856
                                         13,900   Human Genome Sciences, Inc. (a)                                       143,031
                                          2,900   Hydron Technologies, Inc. (a)                                             435
                                          1,600   ICU Medical, Inc. (a)                                                  62,000
                                          3,000   II-VI, Inc. (a)                                                       103,590
                                          2,700   Idexx Laboratories, Inc. (a)                                          295,893
                                          2,700   I-Flow Corp. (a)                                                       50,193
                                          7,721   ImClone Systems, Inc. (a)                                             319,186
                                          5,537   Immucor, Inc. (a)                                                     197,948

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          4,000   Immunicon Corp. (a)                                              $      4,640
                                          2,900   ImmunoGen, Inc. (a)                                                    13,485
                                          8,300   Immunomedics, Inc. (a)                                                 19,007
                                          8,800   Incyte Corp. (a)                                                       62,920
                                          7,300   Indevus Pharmaceuticals, Inc. (a)                                      50,443
                                          4,200   Insmed, Inc. (a)(f)                                                     2,860
                                          6,400   Inspire Pharmaceuticals, Inc. (a)                                      34,368
                                            700   Insulet Corp. (a)                                                      15,225
                                          3,000   Integra LifeSciences Holdings Corp. (a)                               145,740
                                          4,000   InterMune, Inc. (a)(f)                                                 76,520
                                          2,600   Introgen Therapeutics, Inc. (a)(f)                                     10,842
                                          2,750   Intuitive Surgical, Inc. (a)                                          632,500
                                          1,900   Invacare Corp.                                                         44,422
                                          4,175   Inverness Medical Innovations, Inc. (a)                               230,961
                                          8,700   Isis Pharmaceuticals, Inc. (a)                                        130,239
                                          4,600   Ista Pharmaceuticals, Inc. (a)(f)                                      31,740
                                            700   Javelin Pharmaceuticals, Inc. (a)                                       3,514
                                            500   Jazz Pharmaceuticals, Inc. (a)                                          5,600
                                          2,700   K-V Pharmaceutical Co. Class A (a)                                     77,220
                                          2,000   Kendle International, Inc. (a)                                         83,060
                                          2,200   Kensey Nash Corp. (a)                                                  57,442
                                          4,390   Kindred Healthcare, Inc. (a)                                           78,625
                                          5,415   Kinetic Concepts, Inc. (a)                                            304,756
                                          1,700   Kosan Biosciences, Inc. (a)                                             8,517
                                          3,700   Kyphon, Inc. (a)                                                      259,000
                                          1,950   LCA-Vision, Inc.                                                       57,311
                                          2,700   LHC Group, Inc. (a)                                                    57,969
                                          5,540   La Jolla Pharmaceutical Co. (a)                                        24,542
                                          1,210   Lakeland Industries, Inc. (a)                                          14,472
                                            400   Landauer, Inc.                                                         20,384
                                            300   Langer, Inc. (a)                                                        1,500
                                            800   Lectec Corp. (a)                                                        1,720
                                          2,700   Lexicon Genetics, Inc. (a)                                              9,342
                                          3,000   LifeCell Corp. (a)                                                    112,710
                                            700   Lifecore Biomedical, Inc. (a)                                           9,030
                                          5,245   LifePoint Hospitals, Inc. (a)                                         157,402
                                          8,200   Ligand Pharmaceuticals, Inc. Class B                                   43,788
                                          7,200   Lincare Holdings, Inc. (a)                                            263,880
                                          1,800   MEDTOX Scientific, Inc. (a)                                            36,810
                                          7,640   MGI Pharma, Inc. (a)                                                  212,239
                                          4,179   Magellan Health Services, Inc. (a)                                    169,584
                                          3,100   Mannatech, Inc. (f)                                                    25,110
                                          7,600   MannKind Corp. (a)(f)                                                  73,568
                                          2,200   Martek Biosciences Corp. (a)                                           63,866
                                          3,500   Masimo Corp. (a)                                                       89,810
                                          9,800   Medarex, Inc. (a)                                                     138,768
                                          1,900   MedCath Corp. (a)                                                      52,174
                                            900   Medical Action Industries, Inc. (a)                                    21,294
                                          5,470   Medicines Co. (a)                                                      97,421
                                          5,000   Medicis Pharmaceutical Corp. Class A                                  152,550
                                          2,100   Medifast, Inc. (a)(f)                                                  11,718
                                          2,030   Medis Technologies Ltd. (a)(f)                                         26,390
                                          3,400   Medivation, Inc. (a)                                                   68,170
                                            100   Memory Pharmaceuticals Corp. (a)                                          178
                                          3,600   Mentor Corp. (f)                                                      165,780

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,025   Meridian Bioscience, Inc.                                        $     61,398
                                          1,568   Merit Medical Systems, Inc. (a)                                        20,353
                                          2,700   Metabolix, Inc. (a)                                                    65,502
                                            300   Metropolitan Health Networks, Inc. (a)                                    693
                                            533   Micromet, Inc. (a)                                                      1,055
                                          2,600   Microtek Medical Holdings, Inc. (a)                                    16,068
                                          2,900   Micrus Endovascular Corp. (a)                                          52,983
                                          1,400   MiddleBrook Pharmaceuticals, Inc. (a)                                   3,346
                                         21,238   Millennium Pharmaceuticals, Inc. (a)                                  215,566
                                          1,900   Mine Safety Appliances Co.                                             89,509
                                            400   Molecular Insight Pharmaceuticals, Inc. (a)                             2,716
                                          1,700   Molina Healthcare, Inc. (a)                                            61,659
                                         13,060   Monogram Biosciences, Inc. (a)                                         18,676
                                          3,800   Myriad Genetics, Inc. (a)                                             198,170
                                          5,100   NBTY, Inc. (a)                                                        207,060
                                          8,840   NPS Pharmaceuticals, Inc. (a)                                          50,830
                                          3,500   Nabi Biopharmaceuticals (a)                                            14,210
                                            150   National Dentex Corp. (a)                                               2,380
                                            400   National Healthcare Corp.                                              20,556
                                            400   Natrol, Inc. (a)                                                        1,200
                                          1,100   Natus Medical, Inc. (a)                                                17,534
                                          9,700   Nektar Therapeutics (a)(f)                                             85,651
                                          4,486   Neopharm, Inc. (a)                                                      4,441
                                          1,900   Neose Technologies, Inc. (a)                                            2,926
                                          4,245   Neurocrine Biosciences, Inc. (a)                                       42,450
                                          2,600   Neurogen Corp. (a)                                                     11,544
                                          1,700   Neurometrix, Inc. (a)(f)                                               14,841
                                          3,000   Northfield Laboratories, Inc. (a)(f)                                    5,760
                                          2,100   Nova Biosource Fuels, Inc. (a)                                          5,901
                                          4,000   Novacea, Inc. (a)                                                      32,040
                                          3,500   Novavax, Inc. (a)                                                      12,565
                                          3,700   Noven Pharmaceuticals, Inc. (a)                                        58,941
                                          1,400   Nutraceutical International Corp. (a)                                  21,294
                                          3,900   NuVasive, Inc. (a)                                                    140,127
                                         10,221   Nuvelo, Inc. (a)                                                       20,953
                                          3,700   NxStage Medical, Inc. (a)                                              53,613
                                          5,267   OSI Pharmaceuticals, Inc. (a)                                         179,025
                                          4,500   Oakley, Inc.                                                          130,635
                                          2,800   Obagi Medical Products, Inc. (a)                                       51,716
                                          3,850   Odyssey HealthCare, Inc. (a)                                           36,998
                                          8,200   Omnicare, Inc.                                                        271,666
                                          1,600   Omrix Biopharmaceuticals, Inc. (a)                                     56,496
                                          3,900   Onyx Pharmaceuticals, Inc. (a)                                        169,728
                                          8,100   Opko Health, Inc. (a)                                                  32,400
                                          4,775   OraSure Technologies, Inc. (a)                                         47,989
                                            900   Orexigen Therapeutics, Inc. (a)                                        11,889
                                            900   Orthofix International NV (a)                                          44,073
                                          4,100   Orthologic Corp. (a)                                                    5,781
                                          5,920   Orthovita, Inc. (a)                                                    17,938
                                            550   Oscient Pharmaceuticals Corp. (a)                                       1,419
                                          1,300   Osiris Therapeutics, Inc. (a)(f)                                       16,744
                                          3,300   Osteotech, Inc. (a)                                                    24,816
                                          2,300   Owens & Minor, Inc.                                                    87,607
                                         10,500   PDL BioPharma, Inc. (a)                                               226,905
                                          6,300   PSS World Medical, Inc. (a)                                           120,519

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          4,500   Pain Therapeutics, Inc. (a)                                      $     42,075
                                          2,300   Par Pharmaceutical Cos., Inc. (a)                                      42,688
                                          2,600   Parexel International Corp. (a)                                       107,302
                                          3,400   Pediatrix Medical Group, Inc. (a)                                     222,428
                                          4,000   Penwest Pharmaceuticals Co. (a)(f)                                     44,040
                                         20,800   Peregrine Pharmaceuticals, Inc. (a)(f)                                 13,728
                                          9,000   Perrigo Co.                                                           192,150
                                          3,700   PetMed Express, Inc. (a)                                               51,837
                                          9,900   Pharmaceutical Product Development, Inc.                              350,856
                                            700   Pharmacopeia Drug Discovery, Inc. (a)                                   4,004
                                          2,290   Pharmacyclics, Inc. (a)                                                 5,267
                                          4,623   PharMerica Corp. (a)                                                   68,975
                                          3,400   Pharmion Corp. (a)                                                    156,876
                                          1,140   Pharmos Corp. (a)                                                       1,015
                                          2,623   PolyMedica Corp.                                                      137,760
                                          4,400   Pozen, Inc. (a)                                                        48,664
                                          2,500   Prestige Brands Holdings, Inc. (a)                                     27,450
                                          2,400   Progenics Pharmaceuticals, Inc. (a)                                    53,064
                                            800   ProxyMed, Inc. (a)                                                      2,344
                                            125   Psychemedics Corp.                                                      2,169
                                          3,232   Psychiatric Solutions, Inc. (a)                                       126,953
                                          2,700   QMed, Inc. (a)                                                          6,804
                                          1,900   Quidel Corp. (a)                                                       37,164
                                          2,600   Radiation Therapy Services, Inc. (a)                                   54,132
                                            600   RadNet, Inc. (a)                                                        5,256
                                          1,600   Regeneration Technologies, Inc. (a)                                    17,152
                                          6,000   Regeneron Pharmaceuticals, Inc. (a)                                   106,800
                                          3,200   RehabCare Group, Inc. (a)                                              56,288
                                          1,600   Reliv International, Inc.                                              16,000
                                          1,800   Renovis, Inc. (a)                                                       6,948
                                          1,200   Res-Care, Inc. (a)                                                     27,408
                                          5,100   Resmed, Inc. (a)                                                      218,637
                                          5,300   Respironics, Inc. (a)                                                 254,559
                                          1,300   Retractable Technologies, Inc. (a)                                      2,470
                                          2,200   Rochester Medical Corp. (a)(f)                                         39,930
                                          6,103   Salix Pharmaceuticals Ltd. (a)                                         75,799
                                          5,000   Sangamo Biosciences, Inc. (a)(f)                                       70,550
                                          2,700   Santarus, Inc. (a)                                                      7,155
                                          5,184   Savient Pharmaceuticals, Inc. (a)                                      75,427
                                          5,700   Sciclone Pharmaceuticals, Inc. (a)                                     11,172
                                          4,150   Sciele Pharma, Inc. (a)(f)                                            107,983
                                          6,800   Seattle Genetics, Inc. (a)                                             76,432
                                          7,455   Sepracor, Inc. (a)                                                    205,013
                                          5,100   Sierra Health Services, Inc. (a)                                      215,169
                                            900   Sirtris Pharmaceuticals, Inc. (a)                                      15,372
                                          5,000   Skilled Healthcare Group, Inc. Class A (a)                             78,750
                                          3,000   Somaxon Pharmaceuticals, Inc. (a)                                      30,510
                                          3,500   Sonic Innovations, Inc. (a)                                            32,095
                                          2,300   SonoSite, Inc. (a)                                                     70,196
                                          1,900   Sparta Surgical Corp. (a)                                                   0
                                          1,200   Spectranetic Corp. (a)                                                 16,176
                                             16   Spectrum Pharmaceuticals, Inc. (a)                                         68
                                          2,400   Staar Surgical Co. (a)                                                  7,200
                                         10,100   Star Scientific, Inc. (a)                                              10,201
                                          5,400   StemCells, Inc. (a)(f)                                                 11,394

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,600   Stereotaxis, Inc. (a)                                            $     35,854
                                          3,400   Steris Corp.                                                           92,922
                                          1,500   Sucampo Pharmaceuticals, Inc. Class A (a)                              16,125
                                          3,500   Sun Healthcare Group, Inc. (a)                                         58,485
                                          3,000   Sunrise Senior Living, Inc. (a)                                       106,110
                                          3,130   SuperGen, Inc. (a)                                                     13,584
                                          2,100   SurModics, Inc. (a)(f)                                                102,921
                                          1,000   Symmetry Medical, Inc. (a)                                             16,700
                                          2,200   Synovis Life Technologies, Inc. (a)                                    47,454
                                            300   Synta Pharmaceuticals Corp. (a)                                         1,980
                                          8,500   SyntheMed, Inc. (a)                                                     6,290
                                             50   Synvista Therapeutics, Inc. (a)                                           155
                                            850   Targeted Genetics Corp. (a)                                             1,573
                                          2,500   Techne Corp. (a)                                                      157,700
                                         10,830   Telik, Inc. (a)(f)                                                     31,515
                                          7,100   Tercica, Inc. (a)(f)                                                   44,020
                                          1,900   Theragenics Corp. (a)                                                   8,531
                                          3,900   Theravance, Inc. (a)                                                  101,751
                                          6,600   Third Wave Technologies, Inc. (a)                                      56,958
                                          5,700   Thoratec Corp. (a)                                                    117,933
                                          7,300   Threshold Pharmaceuticals, Inc. (a)                                     6,497
                                          2,800   Titan Pharmaceuticals, Inc. (a)                                         5,936
                                          5,300   Tomotherapy, Inc. (a)                                                 123,119
                                            375   TorreyPines Therapeutics, Inc. (a)                                      2,265
                                            900   Transgenomic, Inc. (a)                                                    630
                                          2,900   Trimeris, Inc. (a)                                                     22,562
                                            700   Tripos, Inc. (a)                                                          399
                                            400   Trubion Pharmaceuticals, Inc. (a)                                       4,852
                                            800   US Physical Therapy, Inc. (a)                                          11,840
                                          1,900   USANA Health Sciences, Inc. (a)(f)                                     83,125
                                            400   Uluru, Inc. (a)                                                         1,888
                                          2,300   United Therapeutics Corp. (a)                                         153,042
                                          1,500   Universal Display Corp. (a)(f)                                         26,580
                                          3,700   Universal Health Services, Inc. Class B                               201,354
                                          1,700   Urologix, Inc. (a)                                                      3,162
                                          1,100   Utah Medical Products, Inc.                                            34,529
                                          5,540   VCA Antech, Inc. (a)                                                  231,295
                                          5,200   Valeant Pharmaceuticals International                                  80,496
                                          3,600   Vanda Pharmaceuticals, Inc. (a)                                        50,076
                                          3,100   Ventana Medical Systems, Inc. (a)                                     266,321
                                          1,700   Vermillion, Inc. (a)(f)                                                 1,700
                                         10,562   Vertex Pharmaceuticals, Inc. (a)                                      405,686
                                          2,600   ViaCell, Inc. (a)                                                      12,272
                                              9   Via Pharmaceuticals, Inc. (a)                                              31
                                          1,000   Vical, Inc. (a)                                                         4,890
                                          3,300   Vion Pharmaceuticals, Inc. (a)                                          2,508
                                          4,000   ViroPharma, Inc. (a)                                                   35,600
                                          1,205   VistaCare, Inc. Class A (a)                                             7,881
                                            700   Vital Signs, Inc.                                                      36,498
                                          7,400   Vivus, Inc. (a)(f)                                                     36,704
                                             60   Vnus Medical Technologies, Inc. (a)                                       953
                                          3,200   Volcano Corp. (a)                                                      52,608
                                         19,000   Warner Chilcott Ltd. (a)                                              337,630
                                          1,900   West Pharmaceutical Services, Inc.                                     79,154
                                          1,400   Wright Medical Group, Inc. (a)                                         37,548

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                         14,900   XOMA Ltd. (a)(f)                                                 $     50,809
                                            200   XTENT, Inc. (a)                                                         1,700
                                          1,500   Xenoport, Inc. (a)                                                     70,575
                                          2,700   Zila, Inc. (a)                                                          3,132
                                          2,110   Zoll Medical Corp. (a)                                                 54,691
                                          7,300   ZymoGenetics, Inc. (a)                                                 95,265
                                                                                                                   ------------
                                                                                                                     36,817,795
-------------------------------------------------------------------------------------------------------------------------------
Electronics - 6.9%                        7,300   8x8, Inc. (a)(f)                                                        8,979
                                            100   ACE*COMM Corp. (a)                                                         54
                                          9,600   AMIS Holdings, Inc. (a)                                                93,216
                                          3,100   APAC Customer Services, Inc. (a)                                        7,812
                                          3,100   ATMI, Inc. (a)                                                         92,225
                                         15,700   AVX Corp.                                                             252,770
                                          1,200   AXT, Inc. (a)                                                           7,428
                                            400   AZZ Inc. (a)                                                           13,984
                                          2,400   Actel Corp. (a)                                                        25,752
                                          3,600   Acuity Brands, Inc.                                                   181,728
                                          5,400   Acxiom Corp.                                                          106,866
                                          1,300   Advanced Analogic Technologies, Inc. (a)                               13,832
                                          2,500   Advanced Energy Industries, Inc. (a)                                   37,750
                                          4,300   Agilysys, Inc.                                                         72,670
                                          1,900   Airvana, Inc. (a)                                                      11,495
                                          1,400   Alliance Fiber Optic Products, Inc. (a)                                 2,618
                                          2,962   Alliant Techsystems, Inc. (a)                                         323,747
                                          8,400   Altair Nanotechnologies, Inc. (a)(f)                                   27,468
                                          3,600   Altra Holdings, Inc. (a)                                               60,012
                                          1,850   American Physicians Capital, Inc.                                      72,076
                                          1,200   American Science & Engineering, Inc.                                   75,192
                                         12,710   Amkor Technology, Inc. (a)                                            146,419
                                            600   Ampex Corp. (a)                                                         4,896
                                         12,910   Amphenol Corp. Class A                                                513,302
                                            100   Amtech Systems, Inc. (a)                                                1,284
                                          5,000   Anadigics, Inc. (a)                                                    90,400
                                          2,200   Anaren, Inc. (a)                                                       31,020
                                         13,200   Andrew Corp. (a)                                                      182,820
                                          3,400   Anixter International, Inc. (a)                                       280,330
                                         25,500   Applied Micro Circuits Corp. (a)                                       80,580
                                          9,600   Arris Group, Inc. (a)                                                 118,560
                                          8,800   Arrow Electronics, Inc. (a)                                           374,176
                                          4,300   Asyst Technologies, Inc. (a)                                           22,747
                                          3,500   Atheros Communications, Inc. (a)                                      104,895
                                         42,100   Atmel Corp. (a)                                                       217,236
                                          2,200   Audiovox Corp. Class A (a)                                             22,638
                                          4,200   AuthenTec, Inc. (a)                                                    42,000
                                         12,400   Avanex Corp. (a)                                                       20,336
                                          3,956   Avid Technology, Inc. (a)                                             107,128
                                         10,864   Avnet, Inc. (a)                                                       433,039
                                            900   Aware, Inc. (a)                                                         3,870
                                          7,500   Axcelis Technologies, Inc. (a)                                         38,325
                                          1,500   Axsys Technologies, Inc. (a)                                           46,440
                                            400   Badger Meter, Inc.                                                     12,820
                                            600   Bel Fuse, Inc.                                                         20,796
                                          3,000   Belden, Inc.                                                          140,730
                                          2,135   Bell Microproducts, Inc. (a)                                           13,280
                                          4,884   Benchmark Electronics, Inc. (a)                                       116,581

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,200   BigBand Networks, Inc. (a)                                       $     20,480
                                         16,400   Bookham, Inc. (a)                                                      45,264
                                          7,982   Brooks Automation, Inc. (a)                                           113,664
                                         10,400   Bruker BioSciences Corp. (a)                                           91,520
                                          1,800   C&D Technologies, Inc. (a)                                              8,964
                                          2,800   C-COR, Inc. (a)                                                        32,172
                                         27,700   CMGI, Inc. (a)                                                         37,672
                                          2,200   CTS Corp.                                                              28,380
                                          2,600   Cabot Microelectronics Corp. (a)                                      111,150
                                         22,200   Cadence Design Systems, Inc. (a)                                      492,618
                                          1,300   CalAmp Corp. (a)                                                        4,485
                                          4,000   California Micro Devices CP (a)                                        17,560
                                          2,385   Caliper Life Sciences, Inc. (a)                                        13,690
                                          2,800   Candela Corp. (a)                                                      23,772
                                          5,300   Captaris, Inc. (a)                                                     28,037
                                          2,200   Cavium Networks, Inc. (a)                                              71,500
                                          5,600   Cepheid, Inc. (a)                                                     127,680
                                          1,103   Ceva, Inc. (a)                                                          9,916
                                            700   Champion Industries, Inc.                                               4,207
                                          2,300   Checkpoint Systems, Inc. (a)                                           60,697
                                          9,500   Cirrus Logic, Inc. (a)                                                 60,800
                                          2,600   Coherent, Inc. (a)                                                     83,408
                                          1,300   Cohu, Inc.                                                             24,375
                                          4,100   CommScope, Inc. (a)                                                   205,984
                                          2,500   Comtech Telecommunications Corp. (a)                                  133,725
                                         27,548   Conexant Systems, Inc. (a)                                             33,058
                                          4,900   Cox Radio, Inc. Class A (a)                                            63,945
                                         10,100   Credence Systems Corp. (a)                                             31,209
                                          5,600   Cree, Inc. (a)(f)                                                     174,160
                                          3,605   Cymer, Inc. (a)                                                       138,396
                                         10,800   Cypress Semiconductor Corp. (a)                                       315,468
                                          3,627   DDi Corp. (a)                                                          24,047
                                          4,000   DSP Group, Inc. (a)                                                    63,320
                                          2,700   DTS, Inc. (a)                                                          81,999
                                          4,200   Daktronics, Inc. (f)                                                  114,324
                                          3,400   Data Domain, Inc. (a)                                                 105,230
                                            100   Dataram Corp.                                                             337
                                          3,600   DealerTrack Holdings, Inc. (a)                                        150,768
                                          4,450   Diodes, Inc. (a)                                                      142,845
                                          1,700   Dionex Corp. (a)                                                      135,082
                                          8,500   Dolby Laboratories, Inc. Class A (a)                                  295,970
                                            600   Ducommun, Inc. (a)                                                     19,380
                                          1,400   Dynamics Research Corp. (a)                                            15,638
                                          3,700   EFJ, Inc. (a)                                                          21,460
                                            700   EMS Technologies, Inc. (a)                                             17,171
                                          4,000   ESS Technology, Inc. (a)                                                5,360
                                            300   Eagle Test Systems, Inc. (a)                                            3,846
                                          1,700   Electroglas, Inc. (a)                                                   3,910
                                          3,700   Electro Scientific Industries, Inc. (a)                                88,652
                                          6,000   Electronics for Imaging, Inc. (a)                                     161,160
                                             20   eMagin Corp. (a)                                                           16
                                          6,600   Emcore Corp. (a)(f)                                                    63,360
                                          1,400   Empire Resources, Inc. (f)                                              9,408
                                          5,600   Emulex Corp. (a)                                                      107,352
                                          1,000   EndWare Corp. (a)                                                      10,610

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          4,100   Energizer Holdings, Inc. (a)                                     $    454,485
                                          4,500   Energy Conversion Devices, Inc. (a)(f)                                102,240
                                          1,800   EnerSys (a)                                                            31,986
                                          4,700   Entertainment Distribution Co., Inc. (a)                                6,016
                                          5,100   Exar Corp. (a)                                                         66,606
                                          1,800   Excel Technology, Inc. (a)                                             44,910
                                          7,487   Exide Technologies (a)                                                 48,665
                                          4,000   FEI Co. (a)                                                           125,720
                                          5,300   FSI International, Inc. (a)                                            12,349
                                          7,500   Fairchild Semiconductor International, Inc. (a)                       140,100
                                          1,600   Faro Technologies, Inc. (a)                                            70,640
                                          6,100   First Solar, Inc. (a)                                                 718,214
                                          6,000   Flir Systems, Inc. (a)                                                332,340
                                          2,000   Flotek Industries, Inc. (a)                                            88,300
                                          4,700   Formfactor, Inc. (a)                                                  208,539
                                          8,000   FuelCell Energy, Inc. (a)(f)                                           71,520
                                          2,400   GTC Biotherapeutics, Inc. (a)                                           2,448
                                          4,500   General Cable Corp. (a)                                               302,040
                                          1,900   Genesis Energy LP                                                      52,915
                                          3,200   Genesis Microchip, Inc. (a)                                            25,088
                                          4,100   Getty Images, Inc. (a)                                                114,144
                                          4,200   Glu Mobile, Inc. (a)                                                   38,094
                                          6,300   Harmonic, Inc. (a)                                                     66,843
                                         10,090   Harris Corp.                                                          583,101
                                          1,520   Harvard Bioscience, Inc. (a)                                            6,840
                                          6,100   Hearst-Argyle Television, Inc.                                        158,356
                                          3,575   Herley Industries, Inc. (a)                                            53,482
                                            447   Hifn, Inc. (a)                                                          3,656
                                          2,200   Hittite Microwave Corp. (a)                                            97,130
                                          3,800   Hoku Scientific, Inc. (a)                                              36,784
                                          2,600   Houston Wire & Cable Co.                                               47,086
                                            800   Hungarian Telephone & Cable Corp. (a)                                  15,728
                                          3,395   Hutchinson Technology, Inc. (a)                                        83,517
                                          6,800   INVESTools, Inc. (a)                                                   82,212
                                          4,200   IPG Photonics Corp. (a)                                                82,572
                                          2,700   IRIS International, Inc. (a)                                           51,840
                                          5,100   IXYS Corp. (a)                                                         53,193
                                          5,800   Ikanos Communications, Inc. (a)                                        32,306
                                          4,846   Illumina, Inc. (a)                                                    251,410
                                          7,900   Infinera Corp. (a)                                                    159,185
                                          3,600   Infosonics Corp. (a)                                                    7,812
                                          3,935   Innovex, Inc. (a)                                                       4,879
                                          2,200   Integrated Electrical Services, Inc. (a)                               56,342
                                          2,170   Integrated Silicon Solutions, Inc. (a)                                 13,671
                                          6,200   Interactive Data Corp.                                                174,840
                                          4,600   InterDigital, Inc. (a)                                                 95,588
                                          4,300   International Rectifier Corp. (a)                                     141,857
                                         11,515   Intersil Corp. Class A                                                384,946
                                          3,600   Isilon Systems, Inc. (a)                                               27,720
                                          2,900   Itron, Inc. (a)                                                       269,903
                                          2,600   Ixia (a)                                                               22,672
                                          1,200   Keithley Instruments, Inc.                                             12,720
                                          2,800   Kemet Corp. (a)                                                        20,580
                                          4,200   Kopin Corp. (a)                                                        16,002
                                          7,500   Kulicke & Soffa Industries, Inc. (a)                                   63,600

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                            100   LCC International, Inc. Class A (a)                              $        344
                                          9,300   Lam Research Corp. (a)                                                495,318
                                          7,270   Lattice Semiconductor Corp. (a)                                        32,642
                                          6,100   Leadis Technology, Inc. (a)                                            21,350
                                            900   LeCroy Corp. (a)                                                        6,714
                                            100   Lightpath Technologies, Inc. Class A (a)                                  411
                                          7,600   Limelight Networks, Inc. (a)                                           66,728
                                          2,470   Littelfuse, Inc. (a)                                                   88,154
                                             25   M-Wave, Inc. (a)                                                           55
                                          6,053   MKS Instruments, Inc. (a)                                             115,128
                                          7,287   MRV Communications, Inc. (a)                                           18,072
                                          1,900   MTS Systems Corp.                                                      79,040
                                         46,800   Marvell Technology Group Ltd. (a)(h)                                  766,116
                                          5,200   Mattson Technology, Inc. (a)                                           44,980
                                         26,000   Maxim Integrated Products, Inc.                                       763,100
                                          3,300   Maxwell Technologies, Inc. (a)(f)                                      38,379
                                          1,400   Mercury Computer Systems, Inc. (a)                                     14,392
                                          4,900   Methode Electronics, Inc.                                              73,745
                                          2,800   Mettler Toledo International, Inc. (a)                                285,600
                                          4,617   Microsemi Corp. (a)                                                   128,722
                                          2,000   Microtune, Inc. (a)                                                    12,040
                                          1,700   Mobility Electronics, Inc. (a)                                          5,967
                                          3,900   Monolithic Power Systems, Inc. (a)                                     99,060
                                          1,855   MoSys, Inc. (a)                                                        13,096
                                          1,100   Multi-Fineline Electronix, Inc. (a)                                    16,313
                                          7,174   NCR Corp. (a)                                                         170,382
                                          3,500   NETGEAR, Inc. (a)                                                     106,470
                                          2,900   NU Horizons Electronics Corp. (a)                                      27,347
                                          4,225   Nanogen, Inc. (a)(f)                                                    3,084
                                          2,000   Nanometrics, Inc. (a)                                                  17,940
                                          3,000   Nanophase Technologies Corp. (a)(f)                                    19,950
                                          3,700   Napco Security Systems, Inc. (a)(f)                                    20,609
                                            320   Neomagic Corp. (a)                                                      1,302
                                          3,300   Neoware Systems, Inc. (a)                                              53,526
                                          4,500   NetList, Inc. (a)                                                       9,315
                                            800   Netlogic Microsystems, Inc. (a)                                        28,888
                                          5,200   Newport Corp. (a)                                                      79,196
                                         13,335   Nuance Communications, Inc. (a)                                       257,499
                                         24,250   ON Semiconductor Corp. (a)                                            304,580
                                          3,200   OSI Systems, Inc. (a)                                                  72,032
                                          3,600   Omni Energy Services Corp. (a)                                         28,764
                                          5,700   Omnivision Technologies, Inc. (a)(f)                                  129,561
                                          3,300   Oplink Communications, Inc. (a)                                        45,078
                                          3,400   OpNext, Inc. (a)                                                       39,440
                                         23,000   Optical Communication Products, Inc. (a)                               37,720
                                            300   PDF Solutions, Inc. (a)                                                 2,964
                                          1,500   PLX Technology, Inc. (a)                                               16,200
                                         16,100   PMC-Sierra, Inc. (a)                                                  135,079
                                          1,600   Palomar Medical Technologies, Inc. (a)                                 45,584
                                          1,150   Park Electrochemical Corp.                                             38,617
                                            800   ParkerVision, Inc. (a)(f)                                              12,144
                                          1,500   Pericom Semiconductor Corp. (a)                                        17,580
                                          1,600   Photon Dynamics, Inc. (a)                                              14,480
                                          3,300   Pixelworks, Inc. (a)                                                    3,795
                                            900   Planar Systems, Inc. (a)                                                6,039

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,400   Plantronics, Inc.                                                $     68,520
                                          3,000   Plexus Corp. (a)                                                       82,200
                                          1,100   Powell Industries, Inc. (a)                                            41,679
                                          8,800   Power-One, Inc. (a)                                                    44,880
                                         11,800   Powerwave Technologies, Inc. (a)                                       72,688
                                            400   Preformed Line Products Co.                                            20,808
                                          8,400   Quantum Corp. (a)                                                      28,560
                                            200   QuickLogic Corp. (a)                                                      652
                                         19,435   RF Micro Devices, Inc. (a)                                            130,798
                                          2,900   Radisys Corp. (a)                                                      36,105
                                          8,300   Rambus, Inc. (a)                                                      158,613
                                          1,900   Raven Industries, Inc.                                                 76,095
                                            700   Rex Stores Corp. (a)                                                   13,545
                                            800   Richardson Electronics Ltd.                                             5,480
                                          1,500   Rofin-Sinar Technologies, Inc. (a)                                    105,315
                                          2,928   Rudolph Technologies, Inc. (a)                                         40,494
                                          5,900   SAFLINK Corp. (a)(f)                                                      342
                                            800   SCM Microsystems, Inc. (a)                                              2,376
                                          4,900   STEC, Inc. (a)                                                         37,387
                                          1,200   Sagemark Cos. Ltd. (a)                                                    612
                                         42,300   Sanmina-SCI Corp. (a)                                                  89,676
                                         44,332   Seagate Technology                                                  1,134,013
                                          1,100   Semitool, Inc. (a)                                                     10,670
                                          6,900   Semtech Corp. (a)                                                     141,312
                                          1,400   Shoretel, Inc. (a)                                                     20,048
                                            155   Sielox, Inc. (a)                                                           45
                                          5,500   Sigmatel, Inc. (a)                                                     14,300
                                          1,200   Sigmatron International, Inc. (a)                                      14,208
                                            100   Silicon Graphics, Inc. (a)                                              1,959
                                          4,700   Silicon Image, Inc. (a)                                                24,205
                                          5,300   Silicon Laboratories, Inc. (a)                                        221,328
                                          6,000   Silicon Storage Technology, Inc. (a)                                   19,320
                                          5,800   Sirenza Microdevices, Inc. (a)                                        100,282
                                          3,900   SiRF Technology Holdings, Inc. (a)                                     83,265
                                         13,100   Skyworks Solutions, Inc. (a)                                          118,424
                                          2,900   Smart Modular Technologies WWH, Inc. (a)                               20,735
                                         13,300   Spansion LLC Class A (a)                                              112,385
                                             52   SpatiaLight, Inc. (a)                                                      12
                                          7,200   Spectrum Brands, Inc. (a)(f)                                           41,760
                                          9,200   Staktek Holdings, Inc. (a)                                             31,648
                                          2,100   Standard Microsystems Corp. (a)                                        80,682
                                          6,400   Starent Networks Corp. (a)                                            135,104
                                          6,700   SunPower Corp. Class A (a)(f)                                         554,894
                                            200   Suntron Corp. (a)                                                         240
                                          4,800   Super Micro Computer, Inc. (a)                                         46,848
                                            432   Superconductor Technologies, Inc. (a)                                   3,002
                                          1,900   Superior Essex, Inc. (a)                                               70,832
                                          2,000   Supertex, Inc. (a)                                                     79,760
                                          4,176   Symmetricom, Inc. (a)                                                  19,627
                                          2,700   Synaptics, Inc. (a)                                                   128,952
                                         12,300   Syntax-Brillian Corp. (a)(f)                                           50,061
                                          2,300   TTM Technologies, Inc. (a)                                             26,611
                                          6,330   Taser International, Inc. (a)(f)                                       99,191
                                          2,100   Technitrol, Inc.                                                       56,595
                                            300   Techwell, Inc. (a)                                                      3,186

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                            841   Tegal Corp. (a)                                                  $      4,550
                                          5,600   Tekelec (a)                                                            67,760
                                          3,300   Telkonet, Inc. (a)(f)                                                   5,511
                                             75   Terabeam, Inc. (a)                                                        116
                                          3,900   Tessera Technologies, Inc. (a)                                        146,250
                                          4,765   Thomas & Betts Corp. (a)                                              279,420
                                            800   Tollgrade Communications, Inc. (a)                                      8,096
                                            560   Transmeta Corp. (a)                                                     3,298
                                         21,100   TranSwitch Corp. (a)                                                   29,540
                                          9,645   TriQuint Semiconductor, Inc. (a)                                       47,357
                                          3,100   Ultra Clean Holdings, Inc. (a)                                         45,570
                                          2,800   Ultralife Batteries, Inc. (a)                                          35,840
                                          1,700   Ultratech, Inc. (a)                                                    23,562
                                            100   Unica Corp. (a)                                                         1,123
                                          1,300   United Industrial Corp.                                                97,838
                                            600   Unitil Corp.                                                           17,700
                                         12,500   Valence Technology, Inc. (a)(f)                                        17,500
                                          2,450   Varian, Inc. (a)                                                      155,845
                                          6,850   Varian Semiconductor Equipment Associates, Inc. (a)                   366,612
                                          1,400   Viasat, Inc. (a)                                                       43,162
                                          5,500   Vicor Corp.                                                            66,660
                                          2,300   Virage Logic Corp. (a)                                                 17,066
                                         11,761   Vishay Intertechnology, Inc. (a)                                      153,246
                                            300   Vocus, Inc. (a)                                                         8,772
                                            300   Volterra Semiconductor Corp. (a)                                        3,684
                                             66   Vyyo, Inc. (a)                                                            371
                                          3,600   WJ Communications, Inc. (a)                                             4,680
                                         15,800   Western Digital Corp. (a)                                             400,056
                                          6,017   Zebra Technologies Corp. Class A (a)                                  219,560
                                          7,424   Zhone Technologies, Inc. (a)(f)                                         8,835
                                          3,361   Zoran Corp. (a)                                                        67,892
                                                                                                                   ------------
                                                                                                                     26,959,687
-------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 4.3%             1,000   APCO Argentina, Inc.                                                  104,490
                                            800   Adams Resources & Energy, Inc.                                         22,280
                                          3,800   Alliance Resource Partners LP                                         127,414
                                          5,200   Alpha Natural Resources, Inc. (a)                                     120,796
                                          4,000   Amerigas Partners LP                                                  142,800
                                         10,100   Arch Coal, Inc.                                                       340,774
                                          1,900   Atlas Pipeline Partners LP                                             89,110
                                          3,000   Atwood Oceanics, Inc. (a)                                             229,680
                                            600   Barnwell Industries, Inc.                                              10,008
                                          4,600   Berry Petroleum Co. Class A                                           182,114
                                          7,800   Boardwalk Pipeline Partners LP                                        238,914
                                          7,400   Brigham Exploration Co. (a)                                            43,882
                                          1,800   Bristow Group, Inc. (a)                                                78,678
                                          3,700   Bronco Drilling Co., Inc. (a)                                          54,760
                                          3,200   Buckeye GP Holdings LP (f)                                             96,352
                                          2,800   Buckeye Partners LP                                                   137,032
                                          2,750   CARBO Ceramics, Inc.                                                  139,508
                                          1,700   CREDO Petroleum Corp. (a)                                              17,306
                                          7,840   Cabot Oil & Gas Corp. Class A                                         275,654
                                          4,500   Cal Dive International, Inc. (a)(f)                                    67,500
                                          1,700   Calumet Specialty Products Partners LP                                 83,572
                                          8,100   Cameron International Corp. (a)                                       747,549
                                          5,600   Canyon Resources Corp. (a)                                              2,100

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          5,816   Cimarex Energy Co.                                               $    216,646
                                          3,800   Compass Minerals International, Inc.                                  129,352
                                          4,800   Crosstex Energy, Inc.                                                 181,968
                                          1,000   Dawson Geophysical Co. (a)                                             77,510
                                          9,800   Denbury Resources, Inc. (a)                                           437,962
                                          1,800   Double Eagle Pete & Mining Co. (a)                                     32,220
                                          3,400   Dril-Quip, Inc. (a)                                                   167,790
                                          8,100   Enterprise GP Holdings LP                                             306,990
                                         34,705   Enterprise Products Partners LP                                     1,049,826
                                          4,963   Exterran Holdings, Inc. (a)                                           398,727
                                            200   Exterran Partners LP                                                    6,400
                                         10,900   FMC Technologies, Inc. (a)                                            628,494
                                          4,300   Ferrellgas Partners LP                                                 98,040
                                          6,200   Forest Oil Corp. (a)                                                  266,848
                                          4,500   Foundation Coal Holdings, Inc.                                        176,400
                                          1,300   Furmamite Corp. (a)                                                    11,830
                                          8,100   GeoPetro Resources Co. (a)                                             31,590
                                          3,500   Goodrich Petroleum Corp. (a)(f)                                       110,950
                                          9,300   Grant Prideco, Inc. (a)                                               507,036
                                         10,600   Grey Wolf, Inc. (a)                                                    69,430
                                          1,300   Haynes International, Inc. (a)                                        110,981
                                          4,200   Headwaters, Inc. (a)                                                   62,496
                                          7,000   Helmerich & Payne, Inc.                                               229,810
                                          1,200   Holly Energy Partners LP                                               55,260
                                          3,900   ICO Inc. (a)                                                           54,912
                                          4,800   ION Geophysical Corp. (a)                                              66,384
                                          3,100   Idaho General Mines, Inc. (a)                                          20,584
                                          4,700   Inergy LP                                                             148,614
                                          2,800   James River Coal Co. (a)(f)                                            17,360
                                          8,000   Joy Global, Inc.                                                      406,880
                                         18,400   Kinder Morgan Energy Partners LP                                      908,960
                                          3,700   Kirby Corp. (a)                                                       163,318
                                          1,900   Lufkin Industries, Inc.                                               104,538
                                          1,600   MAXXAM, Inc. (a)                                                       45,680
                                          7,700   Massey Energy Co.                                                     168,014
                                         17,900   McDermott International, Inc. (a)                                     968,032
                                          3,300   NL Industries, Inc.                                                    37,389
                                          2,600   Natural Gas Services Group (a)                                         44,746
                                          4,200   Natural Resource Partners LP                                          130,956
                                          5,200   Newpark Resources, Inc. (a)                                            27,872
                                         12,780   Noble Energy, Inc.                                                    895,111
                                          4,400   Nustar GP Holdings LLC                                                136,796
                                          3,100   Oil States International, Inc. (a)                                    149,730
                                          4,900   Parallel Petroleum Corp. (a)                                           83,251
                                          8,400   Parker Drilling Co. (a)                                                68,208
                                          3,800   Penn Virginia Corp.                                                   167,124
                                          2,200   Penn Virginia GP Holdings LP                                           80,982
                                          2,100   Penn Virginia Resource Partners LP                                     57,540
                                          1,880   Petroleum Development Corp. (a)                                        83,378
                                          3,000   Pioneer Drilling Co. (a)                                               36,540
                                          8,840   Plains All American Pipeline LP                                       481,746
                                          3,212   Quantum Fuel Systems Technologies Worldwide, Inc. (a)(f)                3,533
                                            100   RGC Resources, Inc.                                                     2,669
                                         11,300   Range Resources Corp.                                                 459,458
                                          1,777   SEACOR Holdings, Inc. (a)                                             168,993

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                         12,300   Southwestern Energy Co. (a)                                      $    514,755
                                          1,900   Swift Energy Co. (a)                                                   77,748
                                          2,300   TC PipeLines LP                                                        82,064
                                          5,300   TXCO Resources, Inc. (a)                                               47,488
                                          4,955   Tidewater, Inc.                                                       311,372
                                          6,000   USEC, Inc. (a)                                                         61,500
                                          4,600   Unit Corp. (a)                                                        222,640
                                          2,100   Uranium Resources, Inc. (a)                                            19,719
                                          2,300   W-H Energy Services, Inc. (a)                                         169,625
                                          1,700   Westmoreland Coal Co. (a)                                              33,881
                                          4,200   Williams Partners LP                                                  173,544
                                          3,000   World Fuel Services Corp.                                             122,430
                                                                                                                   ------------
                                                                                                                     16,742,893
-------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 3.9%                 6,700   AGL Resources, Inc.                                                   265,454
                                          1,100   ATG, Inc. (a)                                                               0
                                          3,500   Active Power, Inc. (a)                                                  7,735
                                          1,800   Allete, Inc.                                                           80,568
                                          7,700   Alliant Energy Corp.                                                  295,064
                                          2,250   American States Water Co.                                              87,750
                                         11,917   Aqua America, Inc. (f)                                                270,278
                                         18,510   Aquila, Inc. (a)                                                       74,225
                                            225   Artesian Resources Corp. Class A                                        4,275
                                          8,800   Atmos Energy Corp.                                                    249,216
                                            200   Atrion Corp.                                                           25,000
                                          6,100   Aventine Renewable Energy Holdings, Inc. (a)(f)                        64,477
                                          4,400   Avista Corp.                                                           89,540
                                            200   BIW Ltd.                                                                4,620
                                          3,800   Basin Water, Inc. (a)(f)                                               44,954
                                          7,730   Beacon Power Corp. (a)(f)                                              15,073
                                          6,000   BioFuel Energy Corp. (a)                                               34,740
                                          3,500   Black Hills Corp.                                                     143,570
                                            900   CH Energy Group, Inc.                                                  43,020
                                          2,400   Cadiz, Inc. (a)                                                        45,360
                                          1,300   California Water Service Group                                         50,037
                                          2,766   Catalytica Energy Systems, Inc. (a)                                     3,540
                                          1,700   Central Vermont Public Service Corp.                                   62,118
                                         11,300   Cheniere Energy Partners LP (f)                                       208,259
                                          1,300   Chesapeake Utilities Corp.                                             44,187
                                          6,500   Cleco Corp.                                                           164,255
                                          2,100   Comverge, Inc. (a)                                                     69,006
                                            600   Connecticut Water Service, Inc.                                        13,896
                                            600   Contango Oil & Gas Co. (a)                                             21,720
                                          4,200   Copano Energy LLC                                                     154,266
                                            900   DCP Midstream Partners LP                                              38,682
                                         10,335   DPL, Inc.                                                             271,397
                                            100   Delta Natural Gas Co., Inc.                                             2,461
                                          3,100   Eagle Rock Energy Partners LP                                          65,069
                                          3,100   El Paso Electric Co. (a)                                               71,703
                                          2,900   The Empire District Electric Co.                                       65,511
                                          2,200   EnerNOC, Inc. (a)                                                      83,996
                                          5,300   Energen Corp.                                                         302,736
                                         11,800   Energy East Corp.                                                     319,190
                                         12,800   Energy Transfer Partners LP                                           625,280
                                            200   Energy West, Inc.                                                       2,782
                                            450   EnergySouth, Inc.                                                      22,689

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          8,780   Equitable Resources, Inc.                                        $    455,419
                                          4,700   Evergreen Energy, Inc. (a)(f)                                          23,970
                                            199   Florida Public Utilities Co.                                            2,348
                                            100   GeoMet, Inc. (a)                                                          509
                                          1,800   Global Partners LP                                                     52,470
                                          8,100   Great Plains Energy, Inc.                                             233,361
                                          4,520   Hawaiian Electric Industries, Inc.                                     98,129
                                          4,600   IDACORP, Inc.                                                         150,604
                                          1,200   The Laclede Group, Inc.                                                38,736
                                         12,725   MDU Resources Group, Inc.                                             354,264
                                          2,500   MGE Energy, Inc.                                                       83,600
                                          4,200   Magellan Midstream Holdings LP (f)                                    110,880
                                          1,300   MarkWest Hydrocarbon, Inc.                                             75,569
                                            766   Middlesex Water Co.                                                    14,477
                                         20,700   Mirant Corp. (a)                                                      842,076
                                          2,100   Mitcham Industries, Inc. (a)                                           40,488
                                         20,560   NRG Energy, Inc. (a)                                                  869,482
                                          7,200   NSTAR                                                                 250,632
                                          6,950   National Fuel Gas Co.                                                 325,330
                                          2,840   New Jersey Resources Corp.                                            140,836
                                         11,100   Northeast Utilities Inc.                                              317,127
                                          1,600   Northwest Natural Gas Co.                                              73,120
                                          4,400   NorthWestern Corp.                                                    119,548
                                          7,900   OGE Energy Corp.                                                      261,490
                                          6,300   ONEOK Partners LP                                                     374,598
                                          8,890   Oneok, Inc.                                                           421,386
                                          2,200   Ormat Technologies, Inc. (f)                                          101,948
                                          3,200   Otter Tail Corp.                                                      114,080
                                          4,800   PNM Resources, Inc.                                                   111,744
                                            177   Pennichuck Corp.                                                        4,285
                                         15,473   Pepco Holdings, Inc.                                                  419,009
                                          4,900   Piedmont Natural Gas Co.                                              122,941
                                          2,600   Pike Electric Corp. (a)                                                48,776
                                          6,500   Portland General Electric Co.                                         180,700
                                          8,500   Puget Energy, Inc.                                                    207,995
                                          5,800   Regency Energy Partners LP                                            170,520
                                         27,200   Reliant Energy, Inc. (a)                                              696,320
                                         10,100   SCANA Corp.                                                           391,274
                                          5,800   SEMCO Energy, Inc. (a)                                                 45,762
                                            600   SJW Corp.                                                              20,484
                                            600   SMF Energy Corp. (a)                                                      768
                                          3,300   SemGroup Energy Partners LP (a)                                        95,667
                                         14,700   Sierra Pacific Resources                                              231,231
                                          1,600   South Jersey Industries, Inc.                                          55,680
                                          8,654   Southern Union Co.                                                    269,226
                                          2,400   Southwest Gas Corp.                                                    67,896
                                          1,571   Southwest Water Co.                                                    19,842
                                          4,100   Spectra Energy Partners LP (a)                                        107,666
                                          1,100   Star Gas Partners LP (a)                                                4,994
                                          2,200   Targa Resources Partners LP                                            63,800
                                         13,200   Transmeridian Exploration, Inc. (a)(f)                                 27,456
                                          7,360   UGI Corp.                                                             191,213
                                          1,833   UIL Holdings Corp.                                                     57,740
                                          3,400   Unisource Energy Corp.                                                101,626
                                          4,400   Vectren Corp.                                                         120,076

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,000   Venoco, Inc. (a)                                                 $     34,300
                                          8,150   VeraSun Energy Corp. (a)(f)                                            89,650
                                          4,900   WGL Holdings, Inc.                                                    166,061
                                          5,425   Westar Energy, Inc.                                                   133,238
                                         10,080   Wisconsin Energy Corp.                                                453,902
                                                                                                                   ------------
                                                                                                                     15,166,018
-------------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 1.8%                   400   Alico, Inc.                                                            17,336
                                          2,200   The Andersons, Inc.                                                   105,644
                                          5,300   B&G Foods, Inc. Class A                                                67,840
                                            500   Bridgford Foods Corp. (a)                                               3,485
                                         10,400   Bunge Ltd.                                                          1,117,480
                                          9,600   Burger King Holdings, Inc.                                            244,704
                                          4,500   CF Industries Holdings, Inc.                                          341,595
                                            200   Cagle's, Inc. Class A (a)                                               1,950
                                          3,000   Cal-Maine Foods, Inc.                                                  75,720
                                          4,902   Chiquita Brands International, Inc. (a)                                77,599
                                            400   Coca-Cola Bottling Co. Consolidated                                    24,120
                                            300   Consolidated-Tomoka Land Co.                                           20,163
                                          5,400   Corn Products International, Inc.                                     247,698
                                          1,200   Cuisine Solutions, Inc. (a)                                             7,320
                                            500   Dairy Mart Convenience Stores, Inc. (a)                                     0
                                          3,500   Darling International, Inc. (a)                                        34,615
                                         14,000   Del Monte Foods Co.                                                   147,000
                                            900   Eden Bioscience Corp. (a)                                                 775
                                            700   Farmer Bros. Co.                                                       17,416
                                            100   Fisher Communications, Inc. (a)                                         4,987
                                          5,718   Flowers Foods, Inc.                                                   124,652
                                          4,500   Fresh Del Monte Produce, Inc.                                         129,375
                                            700   Gehl Co. (a)                                                           15,631
                                            600   Golden Enterprises, Inc.                                                1,842
                                          2,700   Green Mountain Coffee Roasters, Inc. (a)                               89,613
                                          1,000   Griffin Land & Nurseries, Inc. (a)                                     36,520
                                          4,439   Hain Celestial Group, Inc. (a)                                        142,625
                                          9,986   Hormel Foods Corp.                                                    357,299
                                          2,212   Imperial Sugar Co. New Shares (f)                                      57,800
                                          2,700   Ingles Markets, Inc. Class A                                           77,382
                                          3,765   Ionatron, Inc. (a)(f)                                                  12,914
                                          2,300   J&J Snack Foods Corp.                                                  80,086
                                          3,919   The J.M. Smucker Co.                                                  209,353
                                            700   John B. Sanfilippo & Son, Inc. (a)                                      5,719
                                          3,500   Jones Soda Co. (a)(f)                                                  42,210
                                          2,200   Lance, Inc.                                                            50,644
                                          3,000   Lifeway Foods, Inc. (a)(f)                                             50,490
                                          2,900   MGP Ingredients, Inc.                                                  29,783
                                            400   Maui Land & Pineapple Co., Inc. (a)                                    12,176
                                            700   Monterey Gourmet Foods, Inc. (a)                                        2,667
                                          1,820   Nash Finch Co.                                                         72,491
                                          1,312   Neogen Corp. (a)                                                       31,121
                                          5,900   NitroMed, Inc. (a)                                                     10,502
                                          2,800   The Pantry, Inc. (a)                                                   71,764
                                          2,500   Peet's Coffee & Tea, Inc. (a)                                          69,775
                                          9,127   PepsiAmericas, Inc.                                                   296,080
                                          3,900   Performance Food Group Co. (a)                                        117,507
                                          4,400   Pilgrim's Pride Corp.                                                 152,812
                                          2,732   Ralcorp Holdings, Inc. (a)                                            152,500

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          1,495   Rocky Mountain Chocolate Factory, Inc.                           $     25,729
                                          2,350   Sanderson Farms, Inc.                                                  97,925
                                          4,200   Schiff Nutrition International, Inc.                                   25,158
                                          6,000   The Scotts Miracle-Gro Co.                                            256,500
                                            100   Seaboard Corp.                                                        196,000
                                            200   Seneca Foods Corp. (a)                                                  5,438
                                          3,700   Smart Balance, Inc. (a)                                                45,658
                                         11,088   Smithfield Foods, Inc. (a)                                            349,272
                                            114   SoftBrands, Inc. (a)                                                      217
                                          3,000   Spartan Stores, Inc.                                                   67,590
                                          2,000   Susser Holdings Corp. (a)                                              42,500
                                            400   Tasty Baking Co.                                                        4,036
                                            600   Tejon Ranch Co. (a)                                                    24,840
                                          7,100   Terra Industries, Inc. (a)                                            221,946
                                          2,963   Tootsie Roll Industries, Inc.                                          78,608
                                          1,812   TreeHouse Foods, Inc. (a)                                              49,015
                                          3,700   US BioEnergy Corp. (a)                                                 28,527
                                          5,000   United Natural Foods, Inc. (a)                                        136,100
                                            800   Willamette Valley Vineyards, Inc. (a)                                   5,312
                                          5,800   Winn-Dixie Stores, Inc. (a)                                           108,576
                                            500   Zanett, Inc. (a)                                                          375
                                            800   Zapata Corp. (a)                                                        5,760
                                                                                                                   ------------
                                                                                                                      6,835,862
-------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                               1,200   Aurora Oil & Gas Corp. (a)                                              1,728
                                          5,580   Meridian Gold, Inc. (a)                                               184,698
                                          5,400   NGAS Resources, Inc. (a)(f)                                            36,720
                                          3,535   Royal Gold, Inc.                                                      115,771
                                         10,000   US Gold Corp. (a)(f)                                                   62,700
                                                                                                                  ------------
                                                                                                                        401,617
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%                          1,300   21st Century Holding Co.                                               18,460
                                          1,100   ACA Capital Holdings, Inc. (a)(f)                                       6,699
                                          2,600   Affirmative Insurance Holdings, Inc.                                   29,874
                                          4,900   Alfa Corp.                                                             89,082
                                            644   Alleghany Corp. (a)                                                   261,464
                                          4,300   Allied World Assurance Holdings Ltd.                                  223,213
                                          8,200   American Equity Investment Life Holding Co.                            87,330
                                          8,150   American Financial Group, Inc.                                        232,438
                                          1,900   American National Insurance Co.                                       249,945
                                          2,800   Amerisafe, Inc. (a)                                                    46,312
                                          6,700   AmTrust Financial Services, Inc.                                      101,639
                                          6,405   Arch Capital Group Ltd. (a)                                           476,596
                                          2,139   Argo Group International Holdings Ltd. (a)                             93,068
                                          8,800   Arthur J. Gallagher & Co.                                             254,936
                                          8,600   Aspen Insurance Holdings Ltd.                                         240,026
                                          6,900   Assured Guaranty Ltd.                                                 187,473
                                            700   Atlantic American Corp. (a)                                             1,890
                                         12,300   Axis Capital Holdings Ltd.                                            478,593
                                            950   Baldwin & Lyons, Inc. Class B                                          25,945
                                          9,500   Brown & Brown, Inc.                                                   249,850
                                         21,729   CNA Financial Corp.                                                   854,384
                                          1,700   CNA Surety Corp. (a)                                                   29,971
                                          5,500   CastlePoint Holdings Ltd.                                              63,250
                                          4,700   Commerce Group, Inc.                                                  138,509
                                         14,100   Conseco, Inc. (a)                                                     225,600
                                          3,200   Crawford & Co. Class B (a)                                             20,352

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,050   Delphi Financial Group, Inc. Class A                             $    123,281
                                            100   Donegal Group, Inc. Class A                                             1,618
                                          1,900   EMC Insurance Group, Inc.                                              49,381
                                          3,300   eHealth, Inc. (a)                                                      91,410
                                          5,500   Employers Holdings, Inc.                                              113,355
                                          5,100   Endurance Specialty Holdings Ltd.                                     211,905
                                            700   Enstar Group Ltd. (a)                                                  88,725
                                          5,100   Erie Indemnity Co. Class A                                            311,763
                                          5,000   Everest Re Group Ltd.                                                 551,200
                                          1,400   FBL Financial Group, Inc. Class A                                      55,286
                                          1,500   FPIC Insurance Group, Inc. (a)                                         64,575
                                         15,864   Fidelity National Title Group, Inc. Class A                           277,303
                                          7,835   First American Corp.                                                  286,918
                                          2,700   First Mercury Financial Corp. (a)                                      58,077
                                            400   First United Corp.                                                      8,396
                                          4,100   Flagstone Reinsurance Holdings Ltd.                                    54,489
                                         10,400   Fremont General Corp. (f)                                              40,560
                                          3,210   Great American Financial Resources, Inc.                               78,709
                                          4,200   Greenlight Capital Re Ltd. (a)                                         85,176
                                          7,750   HCC Insurance Holdings, Inc.                                          221,960
                                          3,100   The Hanover Insurance Group, Inc.                                     136,989
                                          2,000   Harleysville Group, Inc.                                               63,960
                                          2,100   Hilb Rogal & Hobbs Co.                                                 90,993
                                          2,400   Horace Mann Educators Corp.                                            47,304
                                          6,300   IPC Holdings, Ltd.                                                    181,755
                                            720   Independence Holding Co.                                               14,674
                                          2,500   Infinity Property & Casualty Corp.                                    100,550
                                          6,000   Isolagen, Inc. (a)(f)                                                  15,960
                                          2,300   James River Group, Inc.                                                74,520
                                          1,500   KMG America Corp (a)                                                    8,880
                                          1,700   Kansas City Life Insurance Co.                                         74,630
                                          2,100   LandAmerica Financial Group, Inc.                                      81,858
                                          1,625   Life Partners Holdings, Inc. (f)                                       54,681
                                            752   Markel Corp. (a)                                                      363,968
                                          6,200   Max Capital Group Ltd.                                                173,848
                                          3,900   Meadowbrook Insurance Group, Inc. (a)                                  35,139
                                          1,600   Mercer Insurance Group, Inc.                                           28,304
                                          3,700   Mercury General Corp.                                                 199,541
                                          6,900   Montpelier Re Holdings Ltd.                                           122,130
                                            500   NYMAGIC, Inc.                                                          13,905
                                          3,200   National Atlantic Holdings Corp. (a)                                   29,632
                                            500   National Interstate Corp.                                              15,395
                                          1,000   National Medical Health Card Systems, Inc. (a)                          9,570
                                         12,600   Nationwide Financial Services, Inc. Class A                           678,132
                                            700   Navigators Group, Inc. (a)                                             37,975
                                          5,900   Odyssey Re Holdings Corp.                                             218,949
                                         16,012   Old Republic International Corp.                                      300,065
                                          8,700   OneBeacon Insurance Group Ltd.                                        187,485
                                          4,695   PMA Capital Corp. Class A (a)                                          44,602
                                          6,900   The PMI Group, Inc.                                                   225,630
                                          5,200   PartnerRe Ltd.                                                        410,748
                                            250   Penn Treaty American Corp. (a)                                          1,460
                                          5,800   Philadelphia Consolidated Holding Co. (a)                             239,772
                                          6,500   The Phoenix Cos., Inc.                                                 91,715
                                          2,000   Pico Holdings, Inc. (a)                                                83,100

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,700   Platinum Underwriters Holdings Ltd.                              $    133,052
                                          4,000   Presidential Life Corp.                                                67,840
                                          3,100   ProAssurance Corp. (a)                                                166,997
                                          5,500   Protective Life Corp.                                                 233,420
                                          2,500   RLI Corp.                                                             141,800
                                            200   RTW, Inc. (a)                                                           2,414
                                          6,844   Radian Group, Inc.                                                    159,328
                                          4,500   Reinsurance Group of America, Inc.                                    255,105
                                          6,600   RenaissanceRe Holdings Ltd.                                           431,706
                                            400   SCPIE Holdings, Inc. (a)                                                8,900
                                          2,200   Safety Insurance Group, Inc.                                           79,068
                                          5,600   Scottish Re Group Ltd. (a)                                             17,864
                                          2,900   SeaBright Insurance Holdings, Inc. (a)                                 49,503
                                          6,200   Security Capital Assurance Ltd.                                       141,608
                                          5,200   Selective Insurance Group, Inc.                                       110,656
                                          3,300   Stancorp Financial Group, Inc.                                        163,383
                                          2,125   State Auto Financial Corp.                                             62,156
                                            900   Stewart Information Services Corp.                                     30,843
                                          3,200   Tower Group, Inc.                                                      83,776
                                          5,631   Transatlantic Holdings, Inc.                                          396,028
                                          2,300   Triad Guaranty, Inc. (a)                                               43,631
                                            300   Unico American Corp. (a)                                                3,360
                                          4,800   United America Indemnity, Ltd. (a)                                    103,248
                                          2,700   United Fire & Casualty Co.                                            105,543
                                          4,400   Unitrin, Inc.                                                         218,196
                                          5,800   Universal American Financial Corp. (a)                                132,298
                                          4,700   Validus Holdings Ltd. (a)                                             113,928
                                         14,190   W.R. Berkley Corp.                                                    420,450
                                          3,000   WellCare Health Plans, Inc. (a)                                       316,290
                                          2,450   Zenith National Insurance Corp.                                       109,981
                                                                                                                   ------------
                                                                                                                     16,221,177
-------------------------------------------------------------------------------------------------------------------------------
International Oil - 0.4%                  3,200   ATP Oil & Gas Corp. (a)                                               150,496
                                         18,889   GlobalSantaFe Corp.                                                 1,435,942
                                          4,700   Sulphco, Inc. (a)(f)                                                   41,360
                                                                                                                   ------------
                                                                                                                      1,627,798
-------------------------------------------------------------------------------------------------------------------------------
Liquor - 0.1%                             2,000   Boston Beer Co., Inc. Class A (a)                                      97,320
                                          3,912   Central European Distribution Corp. (a)                               187,424
                                          2,760   National Beverage Corp.                                                23,405
                                            100   Pyramid Breweries, Inc. (a)                                               271
                                                                                                                   ------------
                                                                                                                        308,420
-------------------------------------------------------------------------------------------------------------------------------
Media - 3.1%                              2,800   ACCO Brands Corp. (a)                                                  62,832
                                          1,000   Acme Communications, Inc.                                               3,870
                                          2,250   America's Car Mart, Inc. (a)                                           25,447
                                          4,500   Beasley Broadcasting Group, Inc. Class A                               33,795
                                          6,480   Belo Corp. Class A                                                    112,493
                                         20,700   Blockbuster, Inc. Class A (a)(f)                                      111,159
                                         13,700   CNET Networks, Inc. (a)                                               102,065
                                             50   CTN Media Group, Inc. (a)                                                   0
                                         23,100   Cablevision Systems Corp. Class A (a)                                 807,114
                                          2,900   Carmike Cinemas, Inc. (f)                                              53,273
                                         36,100   Charter Communications, Inc. Class A (a)(f)                            93,138
                                         10,600   Cinemark Holdings, Inc.                                               196,736
                                         28,000   Citadel Broadcasting Corp.                                            116,480
                                          2,300   Coleman Cable, Inc. (a)                                                31,832
                                          1,500   Consolidated Graphics, Inc. (a)                                        94,185

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                         11,600   Crown Media Holdings, Inc. Class A (a)(f)                        $     83,404
                                          6,965   Cumulus Media, Inc. Class A (a)                                        71,182
                                          2,500   Document Security Systems, Inc. (a)(f)                                 28,050
                                          2,700   Dolan Media Co. (a)                                                    65,610
                                          9,200   DreamWorks Animation SKG, Inc. Class A (a)                            307,464
                                         37,765   EchoStar Communications Corp. Class A (a)                           1,767,780
                                          6,400   Emmis Communications Corp. Class A                                     31,616
                                          3,400   Entercom Communications Corp.                                          65,722
                                          6,500   Entravision Communications Corp. Class A (a)                           59,930
                                          7,280   Gartner, Inc. Class A (a)                                             178,069
                                          5,400   GateHouse Media, Inc. (f)                                              68,850
                                          3,220   Gaylord Entertainment Co. (a)                                         171,368
                                          2,200   Gray Television, Inc.                                                  18,678
                                             80   iBEAM Broadcasting Corp. (a)                                                0
                                         11,700   Idearc, Inc.                                                          368,199
                                             20   Intraware, Inc. (a)                                                       115
                                          4,400   John Wiley & Sons, Inc. Class A                                       197,692
                                          4,500   Journal Communications, Inc. Class A                                   42,660
                                          5,200   Journal Register Co. (f)                                               12,480
                                          3,100   The Knot, Inc. (a)                                                     65,906
                                          3,300   Lee Enterprises, Inc.                                                  51,381
                                         28,541   Liberty Global, Inc. (a)                                            1,170,752
                                          3,922   Liberty Global, Inc. Series C (a)                                     151,624
                                          3,200   Lin TV Corp. Class A (a)                                               41,632
                                          6,900   Live Nation, Inc. (a)                                                 146,625
                                          1,600   Loral Space & Communications Ltd. (a)                                  63,600
                                          3,600   Martha Stewart Living Omnimedia, Inc. Class A (a)                      41,940
                                          7,800   McClatchy Co. Class A (f)                                             155,844
                                         12,400   Mediacom Communications Corp. Class A (a)                              87,420
                                          3,000   Media General, Inc. Class A                                            82,530
                                          4,300   National CineMedia, Inc.                                               96,320
                                          5,600   Navarre Corp. (a)                                                      21,056
                                          1,400   Network Equipment Technologies, Inc. (a)                               20,300
                                          2,500   Nexstar Broadcasting Group, Inc. Class A (a)                           26,225
                                         10,600   Palatin Technologies, Inc. (a)                                          4,240
                                          2,100   Playboy Enterprises, Inc. Class B (a)                                  22,554
                                          3,906   Primedia, Inc.                                                         54,835
                                          2,000   Radio One, Inc. Class D (a)                                             7,460
                                         13,900   Regal Entertainment Group Series A                                    305,105
                                          2,900   Regent Communications, Inc. (a)                                         7,627
                                          1,500   Rewards Network, Inc. (a)                                               7,275
                                          1,425   Saga Communications, Inc. Class A (a)                                  10,460
                                          1,600   Salem Communications Corp. Class A                                     12,800
                                          4,110   Scholastic Corp. (a)                                                  143,275
                                         10,100   Sinclair Broadcast Group, Inc. Class A                                121,604
                                          8,630   Source Interlink Cos., Inc. (a)                                        30,378
                                          5,100   Spanish Broadcasting System, Inc. Class A (a)                          13,158
                                          4,980   Sun-Times Media Group, Inc.                                            11,305
                                         80,700   Time Warner Cable, Inc. (a)                                         2,646,960
                                         10,165   TiVo, Inc. (a)                                                         64,548
                                            320   Triple Crown Media, Inc. (a)                                            1,974
                                            600   United Capital Corp. (a)                                               15,900
                                          9,900   Univercell Holdings, Inc. (a)                                              40
                                          2,000   Valassis Communications, Inc. (a)                                      17,840
                                          2,300   ValueVision Media, Inc. Class A (a)                                    17,043

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,100   WPT Enterprises, Inc. (a)(f)                                     $      6,048
                                            725   The Washington Post Co. Class B                                       582,030
                                          3,600   Westwood One, Inc.                                                      9,900
                                          6,900   WorldSpace, Inc. Class A (a)(f)                                        27,462
                                         24,475   XM Satellite Radio Holdings, Inc. Class A (a)                         346,811
                                          2,400   Young Broadcasting, Inc. Class A (a)                                    5,280
                                                                                                                   ------------
                                                                                                                     12,100,355
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.9%                      5,400   Alliance Holdings GP LP                                               130,032
                                          1,900   Ceco Environmental Corp. (a)                                           29,032
                                          3,000   Coinstar, Inc. (a)                                                     96,510
                                          4,600   Complete Production Services, Inc. (a)                                 94,208
                                          4,600   Delek US Holdings, Inc.                                               115,368
                                          3,300   DynCorp. International, Inc. (a)                                       76,263
                                          6,500   Force Protection, Inc. (a)(f)                                         140,725
                                          1,300   Gerber Scientific, Inc. (a)                                            14,105
                                          4,200   Goodman Global, Inc. (a)                                              100,296
                                          8,100   International Coal Group, Inc. (a)(f)                                  35,964
                                         11,007   Liberty Media Holding Corp. - Capital (a)                           1,374,004
                                         55,336   Liberty Media Holding Corp. - Interactive (a)                       1,063,005
                                            100   Nextest Systems Corp. (a)                                               1,286
                                            500   Northstar Neuroscience, Inc. (a)                                        5,580
                                            500   Pegasus Wireless Corp. (a)(f)                                              15
                                          2,700   Penson Worldwide, Inc. (a)                                             49,896
                                          2,900   Smith & Wesson Holding Corp. (a)                                       55,361
                                          4,200   Teekay LNG Partners LP                                                141,708
                                          2,200   Visicu, Inc. (a)                                                       16,676
                                                                                                                   ------------
                                                                                                                      3,540,034
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 10.5%             1,210   1st Source Corp.                                                       27,709
                                          5,450   A.G. Edwards, Inc.                                                    456,438
                                          2,900   Acacia Research - Acacia Technologies (a)                              42,572
                                          3,447   Accredited Home Lenders Holding Co. (a)(f)                             40,226
                                          4,200   Advance America, Cash Advance Centers, Inc.                            44,814
                                          4,050   Advanta Corp. Class B                                                 111,051
                                          2,500   Affiliated Managers Group, Inc. (a)                                   318,775
                                          1,400   Agree Realty Corp.                                                     43,876
                                          7,000   AllianceBernstein Holding LP                                          616,490
                                          1,500   Amcore Financial, Inc.                                                 37,380
                                          2,300   American Campus Communities, Inc.                                      67,367
                                         13,000   American Financial Realty Trust                                       104,650
                                          7,750   AmeriCredit Corp. (a)                                                 136,245
                                            100   Ampal-American Israel Corp. Class A (a)                                   562
                                          3,200   Anchor Bancorp Wisconsin, Inc.                                         86,400
                                          6,600   Ashford Hospitality Trust, Inc.                                        66,330
                                          2,100   Asset Acceptance Capital Corp.                                         24,360
                                          1,600   Asta Funding, Inc. (f)                                                 61,312
                                          6,550   Astoria Financial Corp.                                               173,771
                                             74   Atlantic Coast Federal Corp.                                            1,118
                                          2,600   Atlantis Plastics, Inc. (a)                                             4,914
                                          5,801   BOK Financial Corp.                                                   298,229
                                          2,300   BP Prudhoe Bay Royalty Trust (f)                                      172,753
                                          1,100   Bancorp Rhode Island, Inc.                                             39,336
                                          2,400   Bank of the Ozarks, Inc.                                               73,272
                                          4,435   BankUnited Financial Corp. Class A                                     68,920
                                          2,100   Banner Corp.                                                           72,219
                                            113   Berkshire Hathaway, Inc. Class A (a)                               13,391,630

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                            446   Berkshire Hathaway, Inc. Class B (a)                             $  1,762,592
                                          1,400   Berkshire Hills Bancorp, Inc.                                          42,322
                                          9,700   BlackRock, Inc. (b)(f)                                              1,682,077
                                         20,000   Blackstone Group LP (a)(f)                                            501,600
                                         11,100   Broadridge Financial Solutions LLC                                    210,345
                                          4,175   CVB Financial Corp.                                                    48,847
                                          2,400   Calamos Asset Management, Inc. Class A                                 67,752
                                            500   Camco Financial Corp.                                                   6,650
                                            540   Capital Corp. of the West                                               9,947
                                          2,500   Capital Trust, Inc. (f)                                                88,750
                                         18,041   CapitalSource, Inc.                                                   365,150
                                          4,600   CapLease, Inc.                                                         47,150
                                            515   Cascade Financial Corp.                                                 7,895
                                          2,900   Cash America International, Inc.                                      109,040
                                          5,022   Cathay General Bancorp                                                161,759
                                          4,600   Centerline Holding Co. (f)                                             70,610
                                          2,676   Central Pacific Financial Corp.                                        78,139
                                          3,100   Cenveo, Inc. (a)                                                       67,053
                                            900   Charter Financial Corp.                                                47,025
                                          1,600   Citizens First Bancorp, Inc.                                           28,720
                                          2,890   Citizens, Inc. (a)(f)                                                  22,108
                                            400   Clayton Holdings, Inc. (a)                                              3,204
                                          3,400   Cohen & Steers, Inc.                                                  125,902
                                          5,100   CompuCredit Corp. (a)(f)                                              110,721
                                          8,700   Corrections Corp. of America (a)                                      227,679
                                         13,080   Covanta Holding Corp. (a)                                             320,591
                                          2,400   Cowen Group, Inc. (a)                                                  33,168
                                          1,156   Cross Timbers Royalty Trust                                            46,171
                                          3,000   Deerfield Triarc Capital Corp.                                         27,150
                                          3,600   Delta Financial Corp. (f)                                              17,676
                                            300   Diamond Hill Investments Grp (a)                                       24,525
                                          3,700   Dime Community Bancshares, Inc.                                        55,389
                                          2,700   Downey Financial Corp. (f)                                            156,060
                                            629   ESB Financial Corp.                                                     6,667
                                            300   Eastern Virginia Bankshares, Inc.                                       5,754
                                         10,300   Eaton Vance Corp.                                                     411,588
                                          2,900   Encore Capital Group, Inc. (a)(f)                                      34,220
                                          3,400   Epoch Holding Corp. (a)                                                47,668
                                          3,400   eSpeed, Inc. Class A (a)                                               29,002
                                            700   Evercore Partners, Inc. Class A                                        18,403
                                          2,800   Extra Space Storage, Inc.                                              43,092
                                          4,000   Ezcorp, Inc. (a)                                                       53,800
                                          3,400   FBR Capital Markets Corp. (a)                                          43,792
                                          2,850   FCStone Group, Inc. (a)                                                91,970
                                            900   The FINOVA Group, Inc. (a)                                                 41
                                          3,400   Financial Federal Corp.                                                95,234
                                          2,400   First Albany Cos., Inc. (a)                                             4,080
                                          2,961   First Community Bancorp, Inc.                                         161,996
                                            500   First Defiance Financial Corp.                                         13,500
                                            800   First Financial Corp.                                                  24,240
                                          1,400   First Financial Holdings, Inc.                                         43,792
                                          2,150   First Indiana Corp.                                                    67,338
                                          7,100   The First Marblehead Corp. (f)                                        269,303
                                            615   First Place Financial Corp.                                            10,886
                                          1,900   FirstFed Financial Corp. (a)(f)                                        94,145

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,600   Flagstar Bancorp, Inc.                                           $     35,028
                                          2,950   Flushing Financial Corp.                                               49,560
                                         32,000   Fortress Investment Group LLC (f)                                     682,240
                                          7,000   Franklin Street Properties Corp. (f)                                  120,750
                                          9,710   Friedman Billings Ramsey Group, Inc. Class A                           44,763
                                            300   Frontline Capital Group (a)                                                 0
                                          2,700   GAMCO Investors, Inc. Class A                                         147,960
                                          2,900   GFI Group, Inc. (a)                                                   249,748
                                          3,956   Glacier Bancorp, Inc.                                                  89,089
                                            800   Gramercy Capital Corp.                                                 20,136
                                          2,300   Great Lakes Bancorp, Inc. (a)                                          30,935
                                          1,700   Greenhill & Co., Inc. (f)                                             103,785
                                            900   HMN Financial, Inc.                                                    26,667
                                          1,800   Heartland Payment Systems, Inc. (f)                                    46,260
                                            420   Heritage Financial Corp.                                                9,261
                                          4,100   Hersha Hospitality Trust                                               40,590
                                          4,000   Hugoton Royalty Trust (f)                                              94,560
                                          1,000   IBERIABANK Corp.                                                       52,650
                                          4,200   ITC Holdings Corp.                                                    208,110
                                            242   Independence Federal Savings Bank (a)                                   2,396
                                          2,524   Independent Bank Corp./MI                                              27,890
                                          7,100   IndyMac Bancorp, Inc. (f)                                             167,631
                                            800   InnSuites Hospitality Trust                                             1,040
                                          4,500   Interactive Brokers Group, Inc. Class A (a)                           118,170
                                          1,000   International Assets Holding Corp., Inc. (a)                           25,750
                                          6,441   International Bancshares Corp.                                        139,770
                                          3,400   International Securities Exchange, Inc.                               225,998
                                          3,000   Investment Technology Group, Inc. (a)                                 128,940
                                          4,500   JMP Group, Inc.                                                        42,210
                                          3,700   Jackson Hewitt Tax Service, Inc.                                      103,452
                                          8,400   Jefferies Group, Inc. New Shares                                      233,772
                                          6,000   John D. Oil & Gas Co. (a)                                               3,630
                                          3,100   KBW, Inc. (a)                                                          89,218
                                          8,000   KKR Financial Holdings LLC                                            134,800
                                          1,690   KNBT Bancorp, Inc.                                                     27,953
                                         10,900   Knight Capital Group, Inc. Class A (a)                                130,364
                                          3,600   LaBranche & Co., Inc. (a)                                              16,848
                                          5,581   Ladenburg Thalmann Financial Services, Inc. (a)(f)                     10,939
                                          3,600   Lazard Ltd. Class A                                                   152,640
                                          1,000   Lincoln Bancorp                                                        15,740
                                          1,000   Lipid Sciences, Inc. (a)                                                1,210
                                          4,050   MB Financial, Inc.                                                    139,927
                                            900   MCF Corp. (a)                                                           3,645
                                          9,000   MF Global Ltd. (a)                                                    261,000
                                            200   Malan Realty Investors, Inc.                                                0
                                         11,100   MasterCard, Inc. Class A (f)                                        1,642,467
                                            300   Maxus Realty Trust, Inc.                                                2,985
                                          1,200   McGrath RentCorp                                                       39,888
                                          3,300   Medallion Financial Corp.                                              35,937
                                          5,200   Medical Properties Trust, Inc.                                         69,264
                                            500   MicroFinancial, Inc.                                                    2,975
                                            115   Mid Penn Bancorp, Inc.                                                  2,990
                                            900   The Midland Co.                                                        49,464
                                          5,300   MoneyGram International, Inc.                                         119,727
                                          2,462   Monmouth Real Estate Investment Corp. Class A                          20,730

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                            300   MutualFirst Financial, Inc.                                      $      5,295
                                            400   NASB Financial, Inc.                                                   14,284
                                         10,300   The NASDAQ Stock Market, Inc. (a)                                     388,104
                                         21,800   NYSE Euronext                                                       1,725,906
                                          3,390   Nastech Pharmaceutical Co., Inc. (a)(f)                                45,121
                                          2,500   National Financial Partners Corp.                                     132,450
                                            120   National Security Group, Inc.                                           2,101
                                            400   National Western Life Insurance Co. Class A                           102,384
                                          3,100   Nelnet, Inc. Class A                                                   56,544
                                         26,841   New York Community Bancorp, Inc.                                      511,321
                                          3,900   NewStar Financial, Inc. (a)                                            43,836
                                            400   North American Scientific, Inc. (a)                                       224
                                          5,100   Northwest Bancorp, Inc.                                               145,146
                                          5,600   Nuveen Investments, Inc. Class A                                      346,864
                                          7,700   Nymex Holdings, Inc.                                                1,002,386
                                          1,400   Oak Hill Financial, Inc.                                               43,764
                                          5,700   Ocwen Financial Corp. (a)                                              53,751
                                            700   One Liberty Properties, Inc.                                           13,615
                                          6,500   optionsXpress Holdings, Inc.                                          169,910
                                            700   Oritani Financial Corp. (a)                                            11,088
                                            600   PAB Bankshares, Inc.                                                    9,942
                                          2,125   PMC Commercial Trust                                                   27,816
                                            321   PVF Capital Corp.                                                       4,953
                                          5,310   Pacific Capital Bancorp                                               139,653
                                          6,608   Partners Trust Financial Group, Inc.                                   80,419
                                          1,245   Piper Jaffray Cos. (a)                                                 66,732
                                          1,900   Portfolio Recovery Associates, Inc. (f)                               100,833
                                            500   Provident Financial Holdings, Inc.                                     11,135
                                          2,989   Provident Financial Services, Inc.                                     48,930
                                          8,250   Raymond James Financial, Inc.                                         271,013
                                          2,000   Reis, Inc. (a)                                                         14,700
                                            675   Renasant Corp.                                                         14,600
                                          1,000   Resource America, Inc. Class A                                         15,790
                                            200   Riverview Bancorp, Inc.                                                 2,970
                                            300   Roberts Realty Investors, Inc. (a)                                      2,280
                                            400   Roma Financial Corp.                                                    6,840
                                          3,000   Rome Bancorp, Inc.                                                     35,580
                                         16,620   SEI Investments Co.                                                   453,394
                                          2,265   SWS Group, Inc.                                                        40,068
                                          4,500   Sanders Morris Harris Group, Inc.                                      45,675
                                          5,503   Santander BanCorp                                                      70,659
                                            300   Security Bank Corp.                                                     3,756
                                          3,300   Siebert Financial Corp.                                                12,012
                                          3,600   Specialty Underwriters' Alliance, Inc. (a)                             25,200
                                          7,705   Sterling Financial Corp.                                              169,648
                                            900   Stifel Financial Corp. (a)                                             52,056
                                          1,432   Student Loan Corp.                                                    258,218
                                            300   Supertel Hospitality, Inc.                                              2,262
                                         49,780   TD Ameritrade Holding Corp. (a)                                       906,992
                                            100   TF Financial Corp.                                                      2,741
                                          4,679   Tarragon Corp. (a)(f)                                                  12,259
                                          2,800   Thomas Weisel Partners Group, Inc. (a)                                 40,628
                                          1,100   TierOne Corp.                                                          29,117
                                          2,200   U.S. Global Investors, Inc. (f)                                        41,800

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          5,400   United Community Banks, Inc.                                     $    132,408
                                          1,000   United PanAm Financial Corp. (a)                                        8,240
                                            100   Value Line, Inc.                                                        4,927
                                          3,800   ViewPoint Financial Group                                              70,224
                                         10,252   W Holding Co., Inc.                                                    22,964
                                          2,000   W.P. Carey & Co. LLC                                                   63,000
                                          6,400   W.P. Stewart & Co. Ltd. (f)                                            63,488
                                            200   WVS Financial Corp.                                                     3,280
                                          6,100   Waddell & Reed Financial, Inc. Class A                                164,883
                                          7,861   Washington Federal, Inc.                                              206,430
                                          2,700   Washington Group International, Inc. (a)                              237,087
                                            600   Wauwatosa Holdings, Inc. (a)                                            9,750
                                            151   Wayne Savings Bancshares, Inc.                                          1,838
                                          3,373   Webster Financial Corp.                                               142,071
                                            502   Wesco Financial Corp.                                                 199,796
                                            840   West Bancorp., Inc.                                                    13,037
                                          5,600   Westfield Financial, Inc.                                              54,376
                                          2,200   Wheeling-Pittsburgh Corp. (a)                                          42,460
                                            842   White Mountains Insurance Group, Inc.                                 437,629
                                            200   Willis Lease Finance Corp. (a)                                          2,968
                                          1,467   Willow Grove Bancorp, Inc.                                             18,235
                                         10,156   Winthrop Realty Trust, Inc.                                            68,350
                                          2,400   World Acceptance Corp. (a)                                             79,392
                                          2,200   Wright Express Corp. (a)                                               80,278
                                                                                                                   ------------
                                                                                                                     40,932,325
-------------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.1%                     2,200   A.O. Smith Corp.                                                       96,536
                                          2,800   ASV, Inc. (a)(f)                                                       39,284
                                            700   Accuride Corp. (a)                                                      8,477
                                          2,905   Aftermarket Technology Corp. (a)                                       92,205
                                          5,900   American Axle & Manufacturing Holdings, Inc.                          148,975
                                          1,100   Amerigon Inc. (a)                                                      18,997
                                          1,700   Arctic Cat, Inc.                                                       27,812
                                          4,500   ArvinMeritor, Inc.                                                     75,690
                                          4,100   BorgWarner, Inc.                                                      375,273
                                          2,000   CSK Auto Corp. (a)                                                     21,300
                                          1,400   Cascade Corp.                                                          91,238
                                          1,100   Coachmen Industries, Inc.                                               7,370
                                            100   Commercial Vehicle Group, Inc. (a)                                      1,283
                                          5,300   Donaldson Co., Inc.                                                   221,328
                                          1,300   Dorman Products, Inc. (a)                                              18,356
                                          3,300   Federal-Mogul Corp. (a)                                                 2,904
                                          3,690   Fleetwood Enterprises, Inc. (a)                                        31,549
                                          2,100   FortuNet, Inc. (a)(f)                                                  20,601
                                            650   Fuel Systems Solutions, Inc. (a)                                       11,609
                                         12,490   Gentex Corp.                                                          267,786
                                          2,700   Group 1 Automotive, Inc.                                               90,639
                                          4,300   H&E Equipment Services, Inc. (a)                                       77,314
                                          7,100   Hayes Lemmerz International, Inc. (a)                                  29,536
                                          2,100   Keystone Automotive Industries, Inc. (a)                              100,296
                                          5,500   LKQ Corp. (a)                                                         191,455
                                          2,000   The Lamson & Sessions Co. (a)                                          53,920
                                          4,745   Lear Corp. (a)                                                        152,314
                                          1,000   Lithia Motors, Inc. Class A                                            17,060
                                          2,100   MarineMax, Inc. (a)                                                    30,576
                                            900   Midas, Inc. (a)                                                        16,983

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          1,900   Modine Manufacturing Co.                                         $     50,578
                                          1,800   Monaco Coach Corp.                                                     25,254
                                            750   Monro Muffler, Inc.                                                    25,342
                                          2,120   Myers Industries, Inc.                                                 42,018
                                            850   Noble International Ltd.                                               18,095
                                          6,000   Oshkosh Truck Corp.                                                   371,820
                                          6,500   Penske Auto Group, Inc.                                               131,560
                                          3,600   Polaris Industries, Inc. (f)                                          157,032
                                            447   Proliance International, Inc. (a)                                         943
                                          3,100   Rush Enterprises, Inc. Class A (a)                                     78,585
                                          2,100   Sonic Automotive, Inc.                                                 50,274
                                          4,075   Spartan Motors, Inc.                                                   68,582
                                          1,300   Standard Motor Products, Inc.                                          12,220
                                          1,300   Stoneridge, Inc. (a)                                                   13,260
                                          3,110   Superior Industries International, Inc. (f)                            67,456
                                          8,200   TRW Automotive Holdings Corp. (a)                                     259,776
                                          3,685   Thor Industries, Inc.                                                 165,788
                                          2,500   Titan International, Inc.                                              79,800
                                          4,600   U.S. Auto Parts Network, Inc. (a)                                      40,066
                                          7,700   Visteon Corp. (a)                                                      39,655
                                          5,600   Wabco Holdings, Inc.                                                  261,800
                                          2,500   Winnebago Industries, Inc.                                             59,700
                                                                                                                   ------------
                                                                                                                      4,358,270
-------------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.8%                       3,600   AFC Enterprises, Inc. (a)                                              54,180
                                         20,644   Activision, Inc. (a)(g)                                               445,704
                                          4,600   American Greetings Corp. Class A                                      121,440
                                          6,665   Applebee's International, Inc.                                        165,825
                                          1,100   BJ's Restaurants, Inc. (a)                                             23,155
                                            615   Benihana, Inc. (a)                                                     10,535
                                          2,630   Benihana, Inc. Class A (a)                                             45,525
                                          1,600   Blue Nile, Inc. (a)(f)                                                150,592
                                          3,700   Bob Evans Farms, Inc.                                                 111,666
                                            210   Bowl America, Inc. Class A                                              3,381
                                          7,200   Brinker International, Inc.                                           197,568
                                          2,600   Buca, Inc. (a)                                                          4,862
                                          2,000   Buffalo Wild Wings, Inc. (a)                                           75,440
                                          2,715   CBRL Group, Inc.                                                      110,772
                                          2,250   CEC Entertainment, Inc. (a)                                            60,457
                                          3,300   CKE Restaurants, Inc.                                                  53,493
                                          4,100   Cabela's, Inc. Class A (a)                                             96,965
                                          3,900   California Pizza Kitchen, Inc. (a)                                     68,523
                                          2,400   Centillium Communications, Inc. (a)                                     4,032
                                          2,800   Champps Entertainment, Inc. (a)                                        15,540
                                          6,817   The Cheesecake Factory, Inc. (a)                                      159,995
                                          3,800   Cheniere Energy, Inc. (a)                                             148,846
                                            300   Churchill Downs, Inc.                                                  14,988
                                          1,400   Coinmach Service Corp. Class A                                         16,786
                                          5,500   Cosi, Inc. (a)                                                         19,030
                                         10,600   Denny's Corp. (a)                                                      42,400
                                          3,600   Domino's Pizza, Inc.                                                   59,724
                                          3,300   Dover Motorsports, Inc.                                                21,351
                                          1,200   Drew Industries, Inc. (a)                                              48,816
                                          1,200   EMAK Worldwide, Inc. (a)                                                1,584
                                            200   Einstein Noah Restaurant Group, Inc. (a)                                3,750
                                          2,500   Famous Dave's of America, Inc. (a)                                     40,650

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          1,100   Forward Industries, Inc. (a)                                     $      3,388
                                          1,400   Gaming Partners International Corp.                                    12,950
                                          1,500   Handleman Co.                                                           4,575
                                          3,818   Hibbett Sports, Inc. (a)                                               94,686
                                          4,300   Hollywood Media Corp. (a)                                              15,179
                                            900   IHOP Corp.                                                             56,997
                                          4,900   International Speedway Corp. Class A                                  224,714
                                          4,000   Isle of Capri Casinos, Inc. (a)                                        77,800
                                          2,400   Jack in the Box, Inc. (a)                                             155,616
                                          3,213   Jakks Pacific, Inc. (a)                                                85,819
                                            300   Kreisler Manufacturing Corp. (a)                                        5,280
                                          3,700   Krispy Kreme Doughnuts, Inc. (a)(f)                                    14,800
                                          2,900   Lancaster Colony Corp.                                                110,693
                                          1,700   Landry's Restaurants, Inc.                                             44,982
                                            300   Lazare Kaplan International, Inc. (a)                                   2,223
                                          2,500   Leapfrog Enterprises, Inc. (a)                                         20,625
                                            800   Lenox Group, Inc. (a)                                                   3,840
                                          3,000   Lodgenet Entertainment Corp. (a)                                       76,080
                                          1,700   Luby's, Inc. (a)                                                       18,734
                                          1,500   Majesco Entertainment Co. (a)                                           1,950
                                          5,500   Marvel Entertainment, Inc. (a)                                        128,920
                                          2,400   Metal Management, Inc.                                                130,080
                                          6,000   Midway Games, Inc. (a)(f)                                              26,160
                                          2,600   Movado Group, Inc.                                                     82,992
                                          3,005   O'Charleys, Inc.                                                       45,556
                                          2,895   P.F. Chang's China Bistro, Inc. (a)                                    85,692
                                          3,100   Panera Bread Co. Class A (a)                                          126,480
                                          3,300   Papa John's International, Inc. (a)                                    80,652
                                            900   Peco II, Inc. (a)                                                         585
                                          7,500   Penn National Gaming, Inc. (a)                                        442,650
                                          1,670   RC2 Corp. (a)                                                          46,242
                                          3,500   Rare Hospitality International, Inc. (a)                              133,385
                                          1,900   Red Robin Gourmet Burgers, Inc. (a)                                    81,510
                                          3,400   Regis Corp.                                                           108,494
                                          2,600   Ruby Tuesday, Inc.                                                     47,684
                                          1,300   Russ Berrie & Co., Inc. (a)                                            21,840
                                          6,000   Samsonite Corp.                                                         8,790
                                         21,500   Service Corp. International                                           277,350
                                            400   Servotronics, Inc. (a)                                                  6,600
                                          2,800   Shutterfly, Inc. (a)                                                   89,348
                                          6,837   Sonic Corp. (a)                                                       159,986
                                          5,800   Sotheby's Holdings, Inc. Class A                                      277,182
                                            900   The Steak n Shake Co. (a)                                              13,509
                                          1,810   Steinway Musical Instruments, Inc.                                     53,612
                                         13,100   Stewart Enterprises, Inc. Class A                                      99,822
                                          6,950   THQ, Inc. (a)                                                         173,611
                                          7,800   Take-Two Interactive Software, Inc. (a)(f)                            133,224
                                          5,400   The Topps Co., Inc.                                                    52,326
                                          3,300   Traffix, Inc.                                                          21,879
                                          2,400   Trans World Entertainment Corp. (a)                                    10,992
                                          5,100   Triarc Cos.                                                            63,801
                                          4,800   Trump Entertainment Resorts, Inc. (a)                                  30,960
                                          3,955   Tupperware Corp.                                                      124,543
                                          9,800   Warner Music Group Corp.                                               98,980
                                          7,900   World Wrestling Entertainment, Inc.                                   119,132

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          3,090   Youbet.com, Inc. (a)                                             $      5,778
                                                                                                                   ------------
                                                                                                                      6,838,853
-------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 1.4%                   800   A.M. Castle & Co.                                                      26,080
                                          7,600   Advanced Environmental Recycling Technologies,
                                                  Inc. Class A (a)                                                        9,652
                                          1,900   Brush Engineered Materials, Inc. (a)                                   98,591
                                          3,700   Century Aluminum Co. (a)                                              194,805
                                          4,000   China Precision Steel, Inc. (a)                                        30,920
                                            200   Claymont Steel, Inc. (a)                                                4,050
                                         30,300   Coeur d'Alene Mines Corp. (a)(f)                                      114,837
                                          7,900   Commercial Metals Co.                                                 250,035
                                          2,427   Encore Wire Corp. (f)                                                  60,990
                                         13,200   Hecla Mining Co. (a)                                                  118,140
                                          4,200   Horsehead Holding Corp. (a)                                            94,164
                                          2,100   Kaiser Aluminum Corp.                                                 148,197
                                          1,800   Minerals Technologies, Inc.                                           120,600
                                          3,100   Mueller Industries, Inc.                                              112,034
                                          2,100   RTI International Metals, Inc. (a)                                    166,446
                                          5,224   Reliance Steel & Aluminum Co.                                         295,365
                                         24,200   Southern Copper Corp. (f)                                           2,996,686
                                          5,484   Stillwater Mining Co. (a)                                              56,430
                                         13,895   Titanium Metals Corp. (a)                                             466,316
                                                                                                                   ------------
                                                                                                                      5,364,338
-------------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.1%          1,100   CPI Corp.                                                              42,372
                                          1,100   Cyberoptics Corp. (a)                                                  13,530
                                          3,300   Imation Corp.                                                          80,949
                                         11,630   Ingram Micro, Inc. Class A (a)                                        228,064
                                          2,095   LaserCard Corp. (a)(f)                                                 23,275
                                            200   Meade Instruments Corp. (a)                                               400
                                          1,900   Photronics, Inc. (a)                                                   21,679
                                            100   StockerYale, Inc. (a)                                                     135
                                          1,000   Zygo Corp. (a)                                                         13,030
                                                                                                                   ------------
                                                                                                                        423,434
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%            3,200   Bowater, Inc. (f)                                                      47,744
                                          5,100   Buckeye Technologies, Inc. (a)                                         77,214
                                          1,704   CSS Industries, Inc.                                                   61,293
                                          5,900   Caraustar Industries, Inc. (a)                                         26,314
                                          1,200   Chesapeake Corp.                                                       10,152
                                          1,700   Deltic Timber Corp.                                                    96,764
                                         44,500   Domtar Corp. (a)                                                      364,900
                                            480   Kadant, Inc. (a)                                                       13,440
                                          6,700   Kapstone Paper and Packaging Corp. (a)                                 48,106
                                          7,700   Louisiana-Pacific Corp.                                               130,669
                                          1,000   Lydall, Inc. (a)                                                        9,280
                                          1,700   Neenah Paper, Inc.                                                     56,253
                                          1,400   P.H. Glatfelter Co.                                                    20,776
                                          6,800   Packaging Corp. of America                                            197,676
                                          2,059   Potlatch Corp.                                                         92,717
                                          5,171   Rayonier, Inc.                                                        248,415
                                          2,000   Rock-Tenn Co. Class A                                                  57,800
                                         17,380   Smurfit-Stone Container Corp. (a)                                     202,998
                                          2,100   Universal Forest Products, Inc.                                        62,790
                                          6,200   Wausau Paper Corp.                                                     69,130
                                                                                                                   ------------
                                                                                                                      1,894,431
-------------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.8%                     6,323   AGCO Corp. (a)                                                        321,019

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                            750   Aaon, Inc.                                                       $     14,797
                                          1,800   Actuant Corp. Class A                                                 116,946
                                         10,400   Akorn, Inc. (a)                                                        77,896
                                            700   Alamo Group, Inc.                                                      17,213
                                          1,900   Albany International Corp. Class A                                     71,231
                                            115   Allied Motion Technologies, Inc. (a)                                      546
                                          2,000   Allis-Chalmers Energy, Inc. (a)                                        37,880
                                          1,200   American Vanguard Corp.                                                23,424
                                          7,300   Ametek, Inc.                                                          315,506
                                          2,700   Applied Industrial Technologies, Inc.                                  83,241
                                          5,600   AptarGroup, Inc.                                                      212,072
                                             14   Arotech Corp. (a)                                                          49
                                          1,500   Astec Industries, Inc. (a)                                             86,175
                                          8,400   BE Aerospace, Inc. (a)                                                348,852
                                          4,700   Baldor Electric Co.                                                   187,765
                                          5,300   Barnes Group, Inc.                                                    169,176
                                          1,600   Blount International, Inc. (a)                                         18,176
                                          2,700   Blyth, Inc.                                                            55,215
                                          4,500   Briggs & Stratton Corp.                                               113,310
                                            600   CIRCOR International, Inc.                                             27,246
                                          1,100   Cantel Medical Corp. (a)                                               17,171
                                         26,400   Capstone Turbine Corp. (a)(f)                                          31,680
                                            200   Catalyst Semiconductor, Inc. (a)                                        1,386
                                          3,000   Chart Industries, Inc. (a)                                             96,480
                                          1,100   Cherokee International Corp. (a)                                        3,729
                                            100   Chicago Rivet & Machine Co.                                             2,275
                                          3,100   Clarcor, Inc.                                                         106,051
                                          4,185   Cognex Corp.                                                           74,326
                                          2,200   Columbus McKinnon Corp. (a)                                            54,758
                                          1,900   Comfort Systems USA, Inc.                                              26,980
                                            360   Concord Camera Corp. (a)                                                1,102
                                          1,900   Cryo-Cell International, Inc. (a)                                       2,470
                                            600   Culp, Inc. (a)                                                          6,228
                                          2,800   Curtiss-Wright Corp.                                                  133,000
                                            100   DXP Enterprises, Inc. (a)                                               3,551
                                          2,000   Diamond Management & Technology Consultants, Inc.                      18,400
                                            300   Directed Electronics, Inc. (a)                                          1,197
                                          5,500   Distributed Energy Systems Corp. (a)(f)                                 4,620
                                          1,300   Dynamic Materials Corp.                                                62,166
                                            300   The Eastern Co.                                                         6,735
                                          6,900   Evergreen Solar, Inc. (a)(f)                                           61,617
                                          5,500   FMC Corp.                                                             286,110
                                          1,600   The Fairchild Corp. (a)                                                 3,200
                                         12,890   Fastenal Co.                                                          585,335
                                          2,500   Federal Signal Corp.                                                   38,400
                                          5,000   Flanders Corp. (a)(f)                                                  22,850
                                          4,000   Flowserve Corp.                                                       304,720
                                          5,640   Foster Wheeler Ltd. (a)                                               740,419
                                          2,800   Franklin Electric Co., Inc. (f)                                       115,108
                                          3,700   Gardner Denver, Inc. (a)                                              144,300
                                          1,656   The Gorman-Rupp Co.                                                    54,913
                                          5,887   Graco, Inc.                                                           230,241
                                          7,100   GrafTech International Ltd. (a)                                       126,664
                                            700   HI Shear Technology Corp.                                               8,225
                                          3,000   HNI Corp.                                                             108,000

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          1,700   Hardinge, Inc.                                                   $     59,211
                                          5,900   Harsco Corp.                                                          349,693
                                          5,790   Herman Miller, Inc.                                                   157,141
                                          6,100   Hexcel Corp. (a)                                                      138,531
                                          3,900   Hubbell, Inc. Class B                                                 222,768
                                            100   Hurco Companies, Inc. (a)                                               5,406
                                          5,525   IDEX Corp.                                                            201,055
                                            100   Ibis Technology Corp. (a)                                                 124
                                            400   Inplay Technologies, Inc. (a)                                             672
                                            500   IntriCon Corp. (a)                                                      4,650
                                          5,675   Jarden Corp. (a)                                                      175,584
                                          3,100   Kaydon Corp.                                                          161,169
                                          3,500   Kennametal, Inc.                                                      293,930
                                          2,700   Knoll, Inc.                                                            47,898
                                          1,500   L.B. Foster Co. Class A (a)                                            65,190
                                          1,100   LaBarge, Inc. (a)                                                      13,200
                                          1,800   Ladish Co., Inc. (a)                                                   99,864
                                            534   Lawson Products, Inc.                                                  18,589
                                          5,000   Lennox International, Inc.                                            169,000
                                          2,182   Libbey, Inc.                                                           38,229
                                          2,795   Lincoln Electric Holdings, Inc.                                       216,920
                                          1,600   Lindsay Manufacturing Co. (f)                                          70,048
                                          3,200   Liquidity Services, Inc. (a)                                           35,168
                                          1,400   MFRI, Inc. (a)                                                         24,976
                                          4,400   MSC Industrial Direct Co. Class A                                     222,596
                                          1,700   Magnetek, Inc. (a)                                                      8,160
                                          9,500   Manitowoc Co.                                                         420,660
                                            900   Material Sciences Corp. (a)                                             9,558
                                          1,800   Matthews International Corp. Class A                                   78,840
                                          2,700   Merix Corp. (a)                                                        15,282
                                          3,360   Micrel, Inc.                                                           36,288
                                          1,800   Middleby Corp. (a)                                                    116,172
                                            436   Milacron, Inc. (a)                                                      3,101
                                            900   Modtech Holdings, Inc. (a)                                              1,665
                                          2,525   Moog, Inc. Class A (a)                                                110,948
                                          6,400   Mueller Water Products, Inc. Series B                                  70,400
                                            400   NACCO Industries, Inc. Class A                                         41,392
                                          1,700   NATCO Group, Inc. Class A (a)                                          87,975
                                          3,700   NN, Inc.                                                               36,297
                                          2,900   Nordson Corp.                                                         145,609
                                          4,000   Oceaneering International, Inc. (a)                                   303,200
                                          4,500   PainCare Holdings, Inc. (a)(f)                                            855
                                          1,900   Park-Ohio Holdings Corp. (a)                                           49,305
                                          6,550   Pentair, Inc.                                                         217,329
                                          5,207   Plug Power, Inc. (a)(f)                                                16,142
                                          1,600   Possis Medical, Inc. (a)                                               21,680
                                          3,140   Presstek, Inc. (a)                                                     19,688
                                          2,800   RBC Bearings, Inc. (a)                                                107,380
                                          1,000   Reddy Ice Holdings, Inc.                                               26,370
                                          2,505   Regal-Beloit Corp.                                                    119,964
                                          2,900   Research Frontiers, Inc. (a)(f)                                        43,152
                                            700   Riviera Holdings Corp. (a)                                             19,635
                                          1,700   Robbins & Myers, Inc.                                                  97,393
                                          1,071   Ronson Corp. (a)                                                        1,960
                                          6,300   Roper Industries, Inc.                                                412,650

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,070   SI International, Inc. (a)                                       $     59,140
                                          4,548   SPX Corp.                                                             420,963
                                          7,000   Safeguard Scientifics, Inc. (a)                                        16,030
                                          4,700   Sauer-Danfoss, Inc.                                                   125,396
                                            900   Sequa Corp. Class A (a)                                               149,202
                                          6,100   The Shaw Group, Inc. (a)                                              354,410
                                          1,700   Somanetics Corp. (a)                                                   31,654
                                          1,800   Sonic Solutions, Inc. (a)                                              18,846
                                          2,500   Spectrum Control, Inc. (a)                                             36,225
                                            700   Standex International Corp.                                            14,476
                                         12,000   Steelcase, Inc. Class A                                               215,760
                                            300   Strattec Security Corp.                                                13,956
                                          2,050   Sun Hydraulics, Inc.                                                   65,190
                                          1,800   T-3 Energy Services, Inc. (a)                                          76,752
                                          1,165   TRM Corp. (a)                                                           1,049
                                          2,700   Team, Inc. (a)                                                         73,926
                                          1,500   Technology Research Corp.                                               5,475
                                          2,600   Tecumseh Products Co. Class A (a)                                      50,050
                                          2,500   Teleflex, Inc.                                                        194,800
                                          1,200   Tennant Co.                                                            58,440
                                          2,800   Tenneco, Inc. (a)                                                      86,828
                                          8,000   ThermoGenesis Corp. (a)                                                17,680
                                          6,300   Timken Co.                                                            234,045
                                          5,100   Trinity Industries, Inc.                                              191,454
                                          1,800   Triumph Group, Inc.                                                   147,078
                                          1,900   TurboChef Technologies, Inc. (a)(f)                                    25,080
                                            900   Twin Disc, Inc.                                                        52,380
                                          2,100   Tyler Technologies, Inc. (a)                                           28,035
                                         10,040   Valhi, Inc.                                                           238,450
                                          2,300   Valmont Industries, Inc.                                              195,155
                                          2,700   Watsco, Inc.                                                          125,361
                                          3,400   Watts Water Technologies, Inc. Class A                                104,380
                                          3,100   Woodward Governor Co.                                                 193,440
                                          1,100   X-Rite, Inc.                                                           15,884
                                                                                                                   ------------
                                                                                                                     14,849,794
-------------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.6%               3,400   Alexander & Baldwin, Inc.                                             170,442
                                          5,500   American Commercial Lines, Inc. (a)                                   130,515
                                            600   Capital Product Partners LP                                            14,814
                                          4,600   Diamondhead Casino Corp. (a)                                           12,880
                                          4,700   Double Hull Tankers, Inc. (f)                                          69,983
                                          4,900   Eagle Bulk Shipping, Inc.                                             126,126
                                          1,300   Excel Maritime Carriers Ltd.                                           72,540
                                          1,600   Freightcar America, Inc.                                               61,120
                                          4,000   GATX Corp.                                                            171,000
                                          2,700   Genco Shipping & Trading Ltd.                                         176,931
                                          3,900   General Maritime Corp. (f)                                            108,849
                                          2,150   Genesee & Wyoming, Inc. Class A (a)                                    62,006
                                          2,000   Greenbrier Cos., Inc. (f)                                              53,420
                                          3,200   Horizon Lines, Inc. Class A                                            97,696
                                          2,800   Hornbeck Offshore Services, Inc. (a)                                  102,760
                                            300   International Shipholding Corp. (a)                                     6,231
                                          5,900   Kansas City Southern (a)                                              189,803
                                          1,900   Martin Midstream Partners LP                                           69,540
                                          2,300   Overseas Shipholding Group, Inc.                                      176,709
                                          1,600   Saia, Inc. (a)                                                         26,448

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          5,500   Ship Finance International Ltd. (f)                              $    144,485
                                          2,800   TBS International Ltd. (a)                                            115,500
                                          2,500   Trico Marine Services, Inc. (a)                                        74,500
                                          3,000   Westinghouse Air Brake Technologies Corp.                             112,380
                                                                                                                   ------------
                                                                                                                      2,346,678
-------------------------------------------------------------------------------------------------------------------------------
Real Property - 4.5%                      7,200   AMB Property Corp.                                                    430,632
                                            700   AMREP Corp. (f)                                                        18,760
                                          3,500   Acadia Realty Trust                                                    94,955
                                          1,795   Alesco Financial, Inc. (f)                                              8,831
                                            500   Alexander's, Inc. (a)                                                 192,750
                                          2,600   Alexandria Real Estate Equities, Inc.                                 250,276
                                            400   American Land Lease, Inc.                                               8,988
                                            500   American Mortgage Acceptance Co.                                        4,435
                                            500   American Realty Investors, Inc. (a)                                     3,680
                                          4,400   Amerivest Properties, Inc.                                                  0
                                         24,300   Annaly Capital Management, Inc.                                       387,099
                                          5,200   Anthracite Capital, Inc. (b)                                           47,320
                                          2,700   Anworth Mortgage Asset Corp.                                           14,553
                                          2,300   Arbor Realty Trust, Inc.                                               43,447
                                          3,200   Associated Estates Realty Corp.                                        41,728
                                          1,000   Avatar Holdings, Inc. (a)(f)                                           49,930
                                          4,735   BRE Properties                                                        264,829
                                          2,000   BRT Realty Trust                                                       34,680
                                          3,500   Big 5 Sporting Goods Corp.                                             65,450
                                          1,700   Bimini Capital Management, Inc.                                         2,244
                                          3,700   BioMed Realty Trust, Inc.                                              89,170
                                          6,314   Brandywine Realty Trust                                               159,807
                                         28,800   Brookfield Properties Corp.                                           717,120
                                          6,300   CBL & Associates Properties, Inc.                                     220,815
                                          3,800   CBRE Realty Finance, Inc.                                              22,420
                                          3,200   California Coastal Communities, Inc.                                   39,360
                                          5,057   Camden Property Trust                                                 324,912
                                          2,500   Capstead Mortgage Corp.                                                25,700
                                          4,100   Care Investment Trust, Inc. (a)                                        49,200
                                          1,100   Cedar Shopping Centers, Inc.                                           14,982
                                          3,200   Colonial Properties Trust                                             109,760
                                          3,400   Corporate Office Properties Trust                                     141,542
                                          3,000   Cousins Properties, Inc.                                               88,080
                                          3,100   Crystal River Capital, Inc.                                            52,111
                                         15,400   DCT Industrial Trust, Inc.                                            161,238
                                          5,700   DiamondRock Hospitality Co.                                            99,237
                                          3,900   Digital Realty Trust, Inc.                                            153,621
                                         10,800   Douglas Emmett, Inc.                                                  267,084
                                         12,275   Duke Realty Corp.                                                     415,018
                                          1,200   Eastgroup Properties, Inc.                                             54,312
                                          5,000   Education Realty Trust, Inc.                                           67,500
                                          1,800   Entertainment Properties Trust                                         91,440
                                          6,100   Equity Inns, Inc.                                                     137,738
                                          1,700   Equity Lifestyle Properties, Inc.                                      88,060
                                          6,855   Equity One, Inc.                                                      186,456
                                          2,200   Essex Property Trust, Inc.                                            258,654
                                          5,040   Federal Realty Investment Trust                                       446,544
                                          5,500   FelCor Lodging Trust, Inc.                                            109,615
                                          1,327   First Acceptance Corp. (a)                                              6,701
                                          4,700   First Industrial Realty Trust, Inc.                                   182,689

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          1,200   First Potomac Realty Trust                                       $     26,160
                                          9,000   Forest City Enterprises, Inc. Class A                                 496,440
                                          2,300   GMH Communities Trust                                                  17,825
                                          1,900   Getty Realty Corp.                                                     51,680
                                          2,100   Gladstone Commercial Corp.                                             39,270
                                          4,700   Glimcher Realty Trust                                                 110,450
                                          4,922   Grubb & Ellis Co. (a)                                                  45,775
                                         15,800   HCP, Inc.                                                             524,086
                                         14,700   HRPT Properties Trust                                                 145,383
                                          7,652   Health Care REIT, Inc.                                                338,524
                                          4,800   Healthcare Realty Trust, Inc.                                         127,968
                                          3,250   Highwoods Properties, Inc.                                            119,178
                                          6,280   Hilltop Holdings, Inc. (a)                                             73,727
                                          3,200   Home Properties, Inc.                                                 166,976
                                          6,405   Hospitality Properties Trust                                          260,363
                                          1,600   Housevalues, Inc. (a)(f)                                                6,272
                                          5,500   IMPAC Mortgage Holdings, Inc. (f)                                       8,470
                                          4,900   Icahn Enterprises LP (f)                                              571,340
                                          6,800   Inland Real Estate Corp.                                              105,332
                                          7,000   Investors Real Estate Trust                                            75,600
                                         11,400   iStar Financial, Inc.                                                 387,486
                                            500   JER Investors Trust, Inc.                                               6,225
                                          3,300   Jones Lang LaSalle, Inc.                                              339,108
                                          3,100   Kilroy Realty Corp.                                                   187,953
                                          1,700   Kite Realty Group Trust                                                31,960
                                            900   LTC Properties, Inc.                                                   21,303
                                          3,000   LaSalle Hotel Properties                                              126,240
                                          7,220   Lexington Corporate Properties Trust                                  144,472
                                          6,160   Liberty Property Trust                                                247,694
                                          3,800   LoopNet, Inc. (a)                                                      78,052
                                          7,570   Luminent Mortgage Capital, Inc. (f)                                    12,642
                                         12,700   MFA Mortgage Investments, Inc.                                        102,235
                                          5,400   The Macerich Co.                                                      472,932
                                          4,600   Mack-Cali Realty Corp.                                                189,060
                                          2,600   Maguire Properties, Inc.                                               67,158
                                          3,400   Meruelo Maddux Properties, Inc. (a)                                    20,094
                                          2,100   Mid-America Apartment Communities, Inc.                               104,685
                                          1,100   Mission West Properties, Inc.                                          13,365
                                         10,424   Move, Inc. (a)                                                         28,770
                                          1,600   National Health Investors, Inc.                                        49,456
                                            700   National Health Realty, Inc.                                           16,289
                                          5,191   National Retail Properties, Inc.                                      126,557
                                          7,100   Nationwide Health Properties, Inc.                                    213,923
                                          6,105   Newcastle Investment Corp. (f)                                        107,570
                                          6,000   NorthStar Realty Finance Corp.                                         59,580
                                          1,750   Novastar Financial, Inc. (a)(f)                                        15,523
                                          3,400   Omega Healthcare Investors, Inc.                                       52,802
                                          3,500   Origen Financial, Inc.                                                 21,175
                                            900   Orleans Homebuilders, Inc. (f)                                          5,265
                                          2,100   PS Business Parks, Inc.                                               119,385
                                          1,500   Parkway Properties, Inc.                                               66,210
                                          3,699   Pennsylvania Real Estate Investment Trust                             144,039
                                          1,200   Pope Resources, Inc.-LP                                                50,868
                                          4,300   Post Properties, Inc.                                                 166,410
                                          7,600   RAIT Investment Trust (f)                                              62,548

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          1,600   Ramco-Gershenson Properties Trust                                $     49,984
                                          1,300   Reading International, Inc. Class A (a)                                12,805
                                          7,000   Realty Income Corp.                                                   195,650
                                          1,600   Redwood Trust, Inc. (f)                                                53,152
                                          4,900   Regency Centers Corp.                                                 376,075
                                          4,982   SL Green Realty Corp.                                                 581,748
                                          1,900   Saul Centers, Inc.                                                     97,850
                                          5,900   Senior Housing Properties Trust                                       130,154
                                            900   Sovran Self Storage, Inc.                                              41,256
                                          5,900   The St. Joe Co. (f)                                                   198,299
                                          1,600   Stonemor Partners LP                                                   39,664
                                          4,400   Strategic Hotel Capital, Inc.                                          90,596
                                            200   Stratus Properties, Inc. (a)                                            7,066
                                          2,900   Sun Communities, Inc.                                                  87,232
                                          3,700   Sunstone Hotel Investors, Inc.                                         94,868
                                          3,200   Tanger Factory Outlet Centers, Inc.                                   129,888
                                          4,000   Taubman Centers, Inc.                                                 219,000
                                          8,355   Thornburg Mortgage, Inc. (f)                                          107,362
                                          3,000   Toreador Resources Corp. (a)(f)                                        35,490
                                            100   Transcontinental Realty Investors, Inc. (a)                             1,543
                                         11,465   UDR, Inc.                                                             278,829
                                          1,300   Universal Health Realty Income Trust                                   46,189
                                          1,300   Urstadt Biddle Properties, Inc.                                        21,528
                                            900   Urstadt Biddle Properties, Inc. Class A                                13,923
                                          5,000   U-Store-It Trust                                                       66,000
                                         10,300   Ventas, Inc.                                                          426,420
                                          2,600   Washington Real Estate Investment Trust                                86,268
                                          6,175   Weingarten Realty Investors                                           256,016
                                          1,049   ZipRealty, Inc. (a)(f)                                                  6,693
                                                                                                                   ------------
                                                                                                                     17,666,874
-------------------------------------------------------------------------------------------------------------------------------
Retail - 2.5%                             4,170   1-800-FLOWERS.COM, Inc. Class A (a)                                    48,330
                                          3,066   99 Cents Only Stores (a)                                               31,488
                                          3,100   A.C. Moore Arts & Crafts, Inc. (a)                                     48,856
                                          2,975   Aaron Rents, Inc.                                                      66,343
                                          6,800   Advance Auto Parts, Inc.                                              228,208
                                          3,200   Allion Healthcare, Inc. (a)                                            22,464
                                          1,300   Alloy, Inc. (a)                                                        12,207
                                         15,865   American Eagle Outfitters, Inc.                                       417,408
                                          6,075   AnnTaylor Stores Corp. (a)                                            192,395
                                            200   Arden Group, Inc. Class A                                              27,906
                                          4,700   Asbury Automotive Group, Inc.                                          93,107
                                          3,900   BJ's Wholesale Club, Inc. (a)                                         129,324
                                          4,200   Barnes & Noble, Inc.                                                  148,092
                                          1,100   Bluegreen Corp. (a)                                                     8,525
                                          2,500   The Bombay Co., Inc. (a)                                                  252
                                          2,300   The Bon-Ton Stores, Inc. (f)                                           52,256
                                          2,900   Books-A-Million, Inc.                                                  38,367
                                          6,400   Borders Group, Inc.                                                    85,312
                                          5,056   Brightpoint, Inc. (a)                                                  75,891
                                          1,300   Build-A-Bear Workshop, Inc. (a)(f)                                     23,088
                                         15,300   Carmax, Inc. (a)                                                      311,049
                                          5,500   Casey's General Stores, Inc.                                          152,350
                                          3,900   Casual Male Retail Group, Inc. (a)                                     34,944
                                          2,750   The Cato Corp. Class A                                                 56,210
                                          2,100   Central Garden & Pet Co. Class A (a)                                   18,858

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          2,700   Charlotte Russe Holding, Inc. (a)                                $     39,528
                                         12,255   Charming Shoppes, Inc. (a)                                            102,942
                                         11,700   Chico's FAS, Inc. (a)                                                 164,385
                                          3,005   The Children's Place Retail Stores, Inc. (a)                           72,961
                                          2,238   Christopher & Banks Corp.                                              27,125
                                          7,670   Coldwater Creek, Inc. (a)                                              83,296
                                          3,600   Collective Brands, Inc. (a)                                            79,416
                                          4,700   Cost Plus, Inc. (a)(f)                                                 18,894
                                          2,100   DEB Shops, Inc.                                                        56,469
                                          2,700   DSW, Inc. Class A (a)(f)                                               67,959
                                          5,199   dELiA*s, Inc. (a)                                                      24,435
                                          8,605   Dollar Tree Stores, Inc. (a)                                          348,847
                                          7,306   Dress Barn, Inc. (a)                                                  124,275
                                          3,400   drugstore.com, Inc. (a)                                                11,016
                                            600   Eddie Bauer Holdings, Inc. (a)                                          5,160
                                          7,000   The Finish Line, Inc. Class A                                          30,380
                                            200   Flanigan's Enterprises, Inc. (a)                                        1,760
                                         10,200   Foot Locker, Inc.                                                     156,366
                                          5,550   Fred's, Inc.                                                           58,441
                                         11,800   GameStop Corp. Class A (a)                                            664,930
                                          1,400   Gander Mountain Co. (a)(f)                                              7,574
                                          2,200   Genesco, Inc. (a)                                                     101,486
                                          2,400   The Great Atlantic & Pacific Tea Co., Inc. (a)(f)                      73,104
                                          3,000   Guitar Center, Inc. (a)                                               177,900
                                          2,900   Gymboree Corp. (a)                                                    102,196
                                          2,700   HFF, Inc. Class A (a)                                                  32,049
                                          6,200   Hanesbrands, Inc. (a)                                                 173,972
                                            400   hhgregg, Inc. (a)                                                       4,200
                                          4,250   Hot Topic, Inc. (a)                                                    31,705
                                          5,400   Insight Enterprises, Inc. (a)                                         139,374
                                          7,600   Jamba, Inc. (a)(f)                                                     53,428
                                          1,365   Jo-Ann Stores, Inc. (a)                                                28,802
                                          1,100   Kirkland's, Inc. (a)                                                    1,386
                                          2,300   Longs Drug Stores Corp.                                               114,241
                                          3,700   Men's Wearhouse, Inc.                                                 186,924
                                          4,995   Movie Gallery, Inc. (a)(f)                                              2,548
                                          9,510   O'Reilly Automotive, Inc. (a)                                         317,729
                                          1,300   Overstock.com, Inc. (a)(f)                                             37,440
                                          3,000   PC Connection, Inc. (a)                                                37,500
                                          5,225   Pacific Sunwear of California, Inc. (a)                                77,330
                                          7,100   Pathmark Stores, Inc. (a)                                              90,525
                                          5,200   The Pep Boys - Manny, Moe & Jack                                       72,956
                                         11,200   PetSmart, Inc.                                                        357,280
                                          9,800   Pier 1 Imports, Inc. (a)                                               46,354
                                          3,450   PriceSmart, Inc.                                                       81,420
                                          6,600   Rent-A-Center, Inc. (a)                                               119,658
                                          2,200   Retail Ventures, Inc. (a)                                              22,902
                                         63,500   Rite Aid Corp. (a)(f)                                                 293,370
                                         12,400   Ross Stores, Inc.                                                     317,936
                                          2,500   Ruddick Corp.                                                          83,850
                                          4,000   Ruth's Chris Steak House, Inc. (a)                                     57,000
                                         11,900   Saks, Inc.                                                            204,085
                                         11,370   Sally Beauty Co., Inc. (a)                                             96,077
                                          2,800   School Specialty, Inc. (a)                                             96,964
                                          2,800   Sharper Image Corp. (a)(f)                                             11,564

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          1,800   Shoe Carnival, Inc. (a)                                          $     28,404
                                          2,150   Stamps.com, Inc. (a)                                                   25,736
                                          4,800   Stein Mart, Inc.                                                       36,528
                                          3,600   Systemax, Inc. (f)                                                     73,584
                                          4,800   Talbots, Inc. (f)                                                      86,400
                                          3,800   Texas Roadhouse, Inc. Class A (a)                                      44,460
                                          4,100   Tractor Supply Co. (a)                                                188,969
                                          6,900   Tuesday Morning Corp. (f)                                              62,031
                                          2,800   Tween Brands, Inc. (a)                                                 91,952
                                          2,200   Unifirst Corp.                                                         82,412
                                          2,800   United Retail Group, Inc. (a)                                          38,052
                                          2,600   United Stationers, Inc. (a)                                           144,352
                                         11,600   Urban Outfitters, Inc. (a)                                            252,880
                                          1,800   Weis Markets, Inc.                                                     76,842
                                          1,600   West Marine, Inc. (a)                                                  18,480
                                          4,475   The Wet Seal, Inc. Class A (a)                                         17,318
                                          8,400   Williams-Sonoma, Inc.                                                 274,008
                                          2,700   Wilsons The Leather Experts, Inc. (a)                                   4,617
                                          5,400   Zale Corp. (a)                                                        124,956
                                          2,500   Zumiez, Inc. (a)                                                      110,925
                                                                                                                   ------------
                                                                                                                      9,897,550
-------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%                  7,670   Alberto-Culver Co.                                                    190,139
                                          8,200   Bare Escentuals, Inc. (a)                                             203,934
                                          2,100   Chattem, Inc. (a)                                                     148,092
                                          6,000   Church & Dwight Co., Inc.                                             282,240
                                          3,700   Elizabeth Arden, Inc. (a)                                              99,752
                                          2,700   Inter Parfums, Inc.                                                    63,909
                                          4,300   Nu Skin Enterprises, Inc. Class A                                      69,488
                                          1,100   Parlux Fragrances, Inc. (a)                                             4,290
                                          3,200   Physicians Formula Holdings, Inc. (a)                                  37,536
                                          3,600   Playtex Products, Inc. (a)                                             65,808
                                         29,898   Revlon, Inc. Class A (a)                                               34,383
                                            600   Steiner Leisure Ltd. (a)                                               26,040
                                                                                                                   ------------
                                                                                                                      1,225,611
-------------------------------------------------------------------------------------------------------------------------------
Steel - 0.5%                              8,500   AK Steel Holding Corp. (a)                                            373,575
                                            200   Ampco-Pittsburgh Corp.                                                  7,876
                                          2,100   Carpenter Technology Corp.                                            273,021
                                          3,300   Cleveland-Cliffs, Inc.                                                290,301
                                          1,400   Cold Metal Products, Inc. (a)                                               0
                                            600   Friedman Industries, Inc.                                               5,310
                                          3,600   Gibraltar Industries, Inc.                                             66,600
                                          1,800   Northwest Pipe Co. (a)                                                 68,076
                                            605   Olympic Steel, Inc.                                                    16,432
                                            500   Omega Flex, Inc.                                                        8,350
                                          2,250   Quanex Corp.                                                          105,705
                                          2,600   Ryerson, Inc.                                                          87,724
                                          2,850   Schnitzer Steel Industries, Inc. Class A                              208,877
                                            400   Shiloh Industries, Inc.                                                 4,232
                                          7,780   Steel Dynamics, Inc.                                                  363,326
                                          1,300   Synalloy Corp.                                                         27,430
                                          1,000   Universal Stainless & Alloy Products, Inc. (a)                         39,790
                                          6,600   Worthington Industries, Inc.                                          155,496
                                                                                                                   ------------
                                                                                                                      2,102,121
-------------------------------------------------------------------------------------------------------------------------------
Telephone - 2.8%                         10,300   ADC Telecommunications, Inc. (a)                                      201,983
                                             75   ATSI Communications, Inc. (a)                                              17

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          5,400   Acme Packet, Inc. (a)                                            $     83,268
                                          6,480   Adtran, Inc.                                                          149,234
                                          7,800   Airspan Networks, Inc. (a)                                             19,500
                                          5,800   Alaska Communications Systems Group, Inc.                              83,810
                                         34,253   American Tower Corp. Class A (a)(g)                                 1,491,376
                                          4,705   Applied Digital Solutions, Inc. (a)                                     4,329
                                          2,600   Applied Signal Technology, Inc.                                        35,152
                                          5,000   Aruba Networks, Inc. (a)(f)                                           100,000
                                            500   Atlantic Tele-Network, Inc.                                            18,175
                                          8,000   Autobytel, Inc. (a)                                                    26,080
                                          2,000   Carrier Access Corp. (a)                                                7,600
                                         11,400   Centennial Communications Corp. (a)                                   115,368
                                         12,200   Cincinnati Bell, Inc. (a)                                              60,268
                                          3,000   Consolidated Communications Holdings, Inc.                             58,830
                                         12,386   Covad Communications Group, Inc. (a)                                    8,299
                                         24,490   Crown Castle International Corp. (a)                                  995,029
                                          2,799   D&E Communications, Inc.                                               39,802
                                          2,000   Ditech Networks, Inc. (a)                                              10,540
                                         14,100   Dobson Communications Corp. Class A (a)                               180,198
                                          3,015   Equinix, Inc. (a)                                                     267,400
                                         12,200   Extreme Networks, Inc. (a)                                             46,848
                                          4,400   FairPoint Communications, Inc.                                         82,984
                                         12,400   FiberTower Corp. (a)(f)                                                47,616
                                              1   Fibernet Telecom Group, Inc. (a)                                            8
                                         18,700   Finisar Corp. (a)(f)                                                   52,360
                                          4,500   Fusion Telecommunications International, Inc. (a)(f)                    2,655
                                          3,400   General Communication, Inc. Class A (a)                                41,276
                                          2,600   GeoEye, Inc. (a)                                                       66,950
                                          3,295   Global Crossing Ltd. (a)                                               69,459
                                          7,100   Globalstar, Inc. (a)(f)                                                52,043
                                              6   GoAmerica, Inc. (a)                                                        31
                                            800   HickoryTech Corp.                                                       7,752
                                            900   Hughes Communications, Inc. (a)                                        46,665
                                         10,500   ICO Global Communications Holdings Ltd. (a)                            36,540
                                          1,600   ID Systems, Inc. (a)(f)                                                19,584
                                          4,600   IDT Corp. Class B                                                      38,502
                                            200   Ibasis, Inc. (a)                                                        2,150
                                          5,100   InPhonic, Inc. (a)(f)                                                  14,025
                                          4,200   Iowa Telecommunications Services, Inc.                                 83,370
                                          2,500   iPCS, Inc.                                                             85,975
                                          3,000   j2 Global Communications, Inc. (a)                                     98,190
                                          6,000   Leap Wireless International, Inc. (a)                                 488,220
                                        121,588   Level 3 Communications, Inc. (a)(f)                                   565,384
                                         27,900   MetroPCS Communications, Inc. (a)(f)                                  761,112
                                            300   NET2000 Communications, Inc. (a)                                            0
                                         14,900   NII Holdings, Inc. (a)                                              1,224,035
                                          4,300   NTELOS Holdings Corp.                                                 126,678
                                          4,100   Nextwave Wireless, Inc. (a)                                            23,452
                                          2,400   North Pittsburgh Systems, Inc.                                         57,024
                                          3,186   Novatel Wireless, Inc. (a)                                             72,163
                                            400   Occam Networks, Inc. (a)                                                3,808
                                            247   Optical Cable Corp. (a)                                                 1,173
                                            900   Optium Corp. (a)                                                        9,342
                                          6,600   PAETEC Holding Corp. (a)                                               82,302
                                         29,100   Primus Telecommunications GP (a)(f)                                    19,788

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          5,700   RCN Corp.                                                        $     70,110
                                            100   Shenandoah Telecom Co.                                                  2,176
                                         17,600   Sonus Networks, Inc. (a)                                              107,360
                                          4,020   SunCom Wireless Holdings, Inc. Class A (a)                            103,716
                                            800   SureWest Communications                                                20,008
                                          3,500   Syniverse Holdings, Inc. (a)                                           55,650
                                          5,200   Telephone & Data Systems, Inc.                                        347,100
                                          3,300   Telephone & Data Systems, Inc. (Special Shares)                       204,600
                                            200   Telular Corp. (a)                                                       1,390
                                          2,700   Terremark Worldwide, Inc. (a)                                          19,359
                                          5,100   TerreStar Corp. (a)                                                    49,113
                                         10,400   Time Warner Telecom, Inc. Class A (a)                                 228,488
                                          6,900   U.S. Cellular Corp. (a)                                               677,580
                                          3,800   USA Mobility, Inc.                                                     64,106
                                          6,100   Utstarcom, Inc. (a)(f)                                                 22,326
                                         27,855   Virgin Media, Inc.                                                    676,041
                                         13,000   Vonage Holdings Corp. (a)(f)                                           13,390
                                          1,500   Warwick Valley Telephone Co.                                           21,000
                                                                                                                   ------------
                                                                                                                     10,969,235
-------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%                 200   American Biltrite, Inc. (a)                                             1,200
                                          4,400   Carlisle Cos., Inc.                                                   213,840
                                          5,800   Cooper Tire & Rubber Co.                                              141,520
                                          1,000   SRI/Surgical Express, Inc. (a)                                          6,320
                                            400   Synergetics USA, Inc. (a)                                               1,544
                                                                                                                   ------------
                                                                                                                        364,424
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                            6,500   Alliance One International, Inc. (a)                                   42,510
                                          9,200   Loews Corp. - Carolina Group                                          756,516
                                          2,000   M&F Worldwide Corp. (a)                                               100,380
                                            900   Schweitzer-Mauduit International, Inc.                                 20,970
                                          2,645   Universal Corp.                                                       129,473
                                          6,597   Vector Group Ltd. (f)                                                 147,842
                                                                                                                   ------------
                                                                                                                      1,197,691
-------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.9%                  100   Aldila, Inc.                                                            1,653
                                          4,038   All-American SportPark, Inc. (a)                                          686
                                          1,200   Ambassadors Group, Inc.                                                45,720
                                          2,000   Amerco, Inc. (a)(f)                                                   126,920
                                            100   American Classic Voyages Co. (a)                                            0
                                          5,700   Ameristar Casinos, Inc.                                               160,170
                                          3,300   Bally Technologies, Inc. (a)                                          116,919
                                          6,100   Boyd Gaming Corp.                                                     261,385
                                          5,900   CKX, Inc. (a)                                                          72,629
                                          3,700   Callaway Golf Co.                                                      59,237
                                          3,100   Cedar Fair, LP                                                         73,935
                                          4,800   Choice Hotels International, Inc.                                     180,816
                                          3,800   Dick's Sporting Goods, Inc. (a)                                       255,170
                                          2,100   Dollar Thrifty Automotive Group, Inc. (a)                              72,849
                                          3,416   Dover Downs Gaming & Entertainment, Inc.                               35,492
                                          5,300   Empire Resorts, Inc. (a)(f)                                            26,182
                                         24,177   Expedia, Inc. (a)                                                     770,763
                                          1,000   Full House Resorts, Inc. (a)                                            3,190
                                          1,800   Great Wolf Resorts, Inc. (a)                                           22,248
                                          3,800   Interstate Hotels & Resorts, Inc. (a)                                  17,290
                                         29,700   Las Vegas Sands Corp. (a)(f)                                        3,962,574
                                          3,700   Life Time Fitness, Inc. (a)(f)                                        226,958
                                          1,100   Lodgian, Inc. (a)                                                      12,980

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                         23,000   MGM Mirage (a)                                                   $  2,057,120
                                          3,400   MTR Gaming Group, Inc. (a)                                             32,402
                                          1,500   Marcus Corp.                                                           28,800
                                            700   Marine Products Corp.                                                   5,936
                                          1,100   Monarch Casino & Resort, Inc. (a)                                      31,295
                                          2,700   Multimedia Games, Inc. (a)(f)                                          23,004
                                          4,700   Orbitz Worldwide, Inc. (a)                                             53,063
                                          5,700   Orient Express Hotels Ltd. Class A                                    292,239
                                          5,200   Pinnacle Entertainment, Inc. (a)                                      141,596
                                          5,550   Pool Corp. (f)                                                        138,639
                                          3,600   Premier Exhibitions, Inc. (a)                                          54,288
                                          2,300   President Casinos, Inc. (a)                                               851
                                          6,700   Progressive Gaming International Corp. (a)                             33,500
                                            300   Red Lion Hotels Corp. (a)                                               3,090
                                         17,500   Royal Caribbean Cruises Ltd.                                          683,025
                                          8,100   Scientific Games Corp. Class A (a)                                    304,560
                                          4,243   Shuffle Master, Inc. (a)(f)                                            63,433
                                          6,600   Silverleaf Resorts, Inc. (a)                                           34,584
                                         10,600   Six Flags, Inc. (a)(f)                                                 36,676
                                            200   Sonesta International Hotels Corp. Class A                              8,532
                                          2,600   Speedway Motorsports, Inc.                                             96,200
                                          4,500   Station Casinos, Inc.                                                 393,660
                                            700   Town Sports International Holdings, Inc. (a)                           10,647
                                          1,860   TravelCenters of America LLC (a)                                       60,636
                                          1,100   Travelzoo, Inc. (a)                                                    25,245
                                          2,500   Vail Resorts, Inc. (a)                                                155,725
                                          2,700   WMS Industries, Inc. (a)                                               89,370
                                                                                                                   ------------
                                                                                                                     11,363,882
-------------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 0.8%                 3,200   Arkansas Best Corp.                                                   104,512
                                            300   BancTrust Financial Group, Inc.                                         4,776
                                          2,425   Celadon Group, Inc. (a)                                                28,542
                                          2,700   Con-way, Inc.                                                         124,200
                                          2,700   Covenant Transport Group Class A (a)                                   18,225
                                         16,210   Expeditors International Washington, Inc.                             766,733
                                          3,500   Forward Air Corp.                                                     104,230
                                          1,900   Frozen Food Express Industries, Inc.                                   12,787
                                          2,400   HUB Group, Inc. Class A (a)                                            72,072
                                          9,508   Heartland Express, Inc.                                               135,774
                                          6,800   Hythiam, Inc. (a)(f)                                                   50,592
                                         11,900   J.B. Hunt Transport Services, Inc.                                    312,970
                                          4,900   Knight Transportation, Inc.                                            84,329
                                          6,910   Laidlaw International, Inc.                                           243,370
                                          5,200   Landstar System, Inc.                                                 218,244
                                          1,237   Marten Transport Ltd. (a)                                              19,062
                                          3,162   Old Dominion Freight Line, Inc. (a)                                    75,793
                                            400   P.A.M. Transportation Services, Inc. (a)                                7,200
                                          4,400   Pacer International, Inc.                                              83,820
                                          1,500   Quality Distribution, Inc. (a)                                         13,350
                                          3,300   Sirva, Inc. (a)                                                         2,277
                                          1,400   TAL International Group, Inc.                                          35,098
                                          1,900   U.S. Xpress Enterprises, Inc. Class A (a)                              37,544
                                            700   USA Truck, Inc. (a)                                                    10,675
                                          6,600   UTI Worldwide, Inc.                                                   151,668
                                            900   Universal Truckload Services, Inc. (a)                                 19,764
                                          1,800   Wabash National Corp.                                                  20,322

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

                                         Shares
Industry                                   Held   Common Stocks                                                         Value
-------------------------------------------------------------------------------------------------------------------------------
                                          7,500   Werner Enterprises, Inc.                                         $    128,625
                                          5,029   YRC Worldwide, Inc. (a)                                               137,392
                                                                                                                   ------------
                                                                                                                      3,023,946
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks  (Cost - $289,109,139) - 97.9%                381,227,950
-------------------------------------------------------------------------------------------------------------------------------

                                                  Warrants (i)
-------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                            121   Optical Cable Corp. (expires 10/24/2007)                                    0
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Warrants (Cost - $0) - 0.0%                                           0
-------------------------------------------------------------------------------------------------------------------------------

                                                  Rights
-------------------------------------------------------------------------------------------------------------------------------
Construction - 0.0%                       6,958   Levitt Corp. Class A (j)                                                   70
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Rights (Cost - $0) - 0.0%                                            70
-------------------------------------------------------------------------------------------------------------------------------

                                                  Other Interests (d)
-------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%                   600   PetroCorp Inc. (Escrow Shares)                                              0
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Other Interests (Cost - $0) - 0.0%                                    0
-------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial
                                       Interest   Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                                    $ 7,274,599   BlackRock Liquidity Series, LLC
                                                  Cash Sweep Series, 5.22% (b)(e)                                     7,274,599
                                     34,838,518   BlackRock Liquidity Series, LLC
                                                  Money Market Series, 5.26% (b)(c)(e)                               34,838,518
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities  (Cost - $42,113,117) - 10.8%          42,113,117
-------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments (Cost - $331,222,256*) - 108.7%                 423,341,137

                                                  Liabilities in Excess of Other Assets - (8.7%)                    (33,954,546)
                                                                                                                   ------------
                                                  Net Assets - 100.0%                                              $389,386,591
                                                                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 331,971,139
                                                                  =============
      Gross unrealized appreciation                               $ 113,799,328
      Gross unrealized depreciation                                 (22,429,330)
                                                                  -------------
      Net unrealized appreciation                                 $  91,369,998
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------------
                                             Purchase            Sales            Realized        Interest/Dividend
         Affiliate                             Cost               Cost              Loss               Income
      -------------------------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.             $    17,009        $     1,389       $      (424)      $     4,069
      BlackRock, Inc.                      $   230,505        $   162,480       $    (6,436)      $    19,363
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                          --        $15,432,777*               --       $   898,461
      BlackRock Liquidity Series, LLC
         Money Market Series               $10,785,758**               --                --       $   288,432
      -------------------------------------------------------------------------------------------------------------

*     Represents net sales cost.
**    Represents net purchase cost.
(c)   Security was purchased with the cash proceeds from securities loans.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e)   Represents the current yield as of September 30, 2007.
(f)   Security, or a portion of security, is on loan.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h)   Depositary receipts.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j)   The rights may be exercised until October 1, 2007.

Master Extended Market Index Series of Quantitative Master Series LLC Schedule of Investments as of September 30, 2007 (Unaudited)

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

      -----------------------------------------------------------------------------------------
      Number of                                   Expiration           Face         Unrealized
      Contracts               Issue                  Date              Value       Appreciation
      -----------------------------------------------------------------------------------------
             8         Russell 2000 Index        December 2007      $ 3,162,506    $     90,294
            14         S&P MidCap 400 Index      December 2007      $ 6,105,479         147,621
      -----------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                $    237,915
                                                                                   ============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2007